UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund III

First Trust Preferred Securities and Income ETF (FPE)
First Trust Institutional Preferred Securities and Income ETF (FPEI)

First Trust Exchange-Traded Fund III
Semi-Annual Report
April 30, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Preferred Securities and Income ETF (FPE)
The First Trust Preferred Securities and Income ETF’s (the “Fund”) investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities (“Preferred Securities”) and income-producing debt securities (“Income Securities”). The Fund invests in securities that are traded over-the-counter or listed on an exchange. For purposes of the 80% test set forth above, securities of open-end funds, closed-end funds or other exchange-traded funds (“ETFs”) registered under the Investment Company Act of 1940, as amended, that invest primarily in Preferred Securities or Income Securities are deemed to be Preferred Securities or Income Securities.
Preferred Securities held by the Fund generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are generally junior to all forms of the company’s debt, including both senior and subordinated debt. Certain of the Preferred Securities may be issued by trusts or other special purpose entities created by companies specifically for the purpose of issuing such securities. Income Securities held by the Fund include corporate bonds, high yield securities (commonly referred to as “junk” bonds) and convertible securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may carry fixed or floating rates of interest. The Fund may also invest in floating-rate and fixed-to-floating rate securities.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	10 Years Ended 4/30/24	Inception (2/11/13) to 4/30/24	5 Years Ended 4/30/24	10 Years Ended 4/30/24	Inception (2/11/13) to 4/30/24
Fund Performance
NAV	12.73%	13.27%	2.98%	4.59%	4.16%	15.82%	56.65%	57.96%
Market Price	12.90%	13.23%	2.94%	4.56%	4.14%	15.57%	56.18%	57.67%
Index Performance
ICE BofA US Investment Grade Institutional Capital Securities Index	10.31%	9.61%	3.98%	4.42%	4.76%	21.56%	54.16%	68.53%
Blended Benchmark(1) (2)	11.78%	10.06%	2.58%	4.28%	N/A	13.59%	52.08%	N/A
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	1.20%	1.18%	-0.77%	12.67%	14.01%
(See Notes to Fund Performance Overview on page 9.)

(1)
The Blended Benchmark consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US
Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional
Capital Securities Index. The Blended Benchmark is intended to reflect the proportional market cap of each segment of the preferred and hybrid securities market. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Blended Benchmark returns are calculated by using the monthly returns of the four indices during each period shown above. At the beginning of each month the four indices are rebalanced to a 30/30/30/10 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

(2)	Since the ICE USD Contingent Capital Index had an inception date of December 31, 2013, the performance of the Blended Benchmark is not available for all of the periods disclosed.

Fund Performance Overview (Unaudited) (Continued)
First Trust Preferred Securities and Income ETF (FPE) (Continued)

Sector Allocation	% of Total Investments
Financials	77.6%
Utilities	8.1
Energy	7.1
Consumer Staples	2.2
Real Estate	1.9
Communication Services	1.5
Industrials	0.8
Materials	0.4
Consumer Discretionary	0.4
Total	100.0%

Credit Quality(1)	% of Total Investments
A-	0.2%
BBB+	13.3
BBB	23.9
BBB-	33.8
BB+	14.6
BB	8.0
BB-	1.8
B+	0.2
B	0.7
Not Rated	3.5
Total	100.0%

Top Ten Holdings	% of Total Investments
Wells Fargo & Co., Series L	2.5%
Barclays PLC	2.4
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.	2.0
JPMorgan Chase & Co., Series NN	1.9
Intesa Sanpaolo S.p.A.	1.8
Algonquin Power & Utilities Corp.	1.5
Bank of America Corp., Series L	1.5
Global Atlantic Fin Co.	1.5
Lloyds Banking Group PLC	1.4
Toronto-Dominion Bank (The)	1.3
Total	17.8%

(1)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Preferred Securities and Income ETF (FPE) (Continued)

Performance of a $10,000 Initial Investment
October 31, 2013 - April 30, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,758
$16,309
$15,207
$11,464
10/31/13
4/30/14
10/31/14
4/30/15
10/31/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24

First Trust Preferred Securities and Income ETF
ICE BofA US Investment Grade Institutional Capital Securities Index
Blended Benchmark
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
The First Trust Institutional Preferred Securities and Income ETF’s (the “Fund”) investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in institutional preferred securities (“Preferred Securities”) and income-producing debt securities (“Income Securities”). Preferred Securities are a type of equity security that have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are generally junior to all forms of the company’s debt, including both senior and subordinated debt. The Fund’s investments in Preferred Securities will primarily be in institutional preferred securities. Institutional preferred securities are targeted to institutional, rather than retail, investors, are generally traded over-the-counter and may also be known as “$1,000 par preferred securities.” They are typically issued in large, institutional lot sizes by U.S. and non-U.S. financial services companies and other companies. While all income-producing debt securities will be categorized as “Income Securities” for purposes of the 80% test above, the Income Securities in which the Fund intends to invest as part of its principal investment strategy include hybrid capital securities, contingent capital securities, U.S. and non-U.S. corporate bonds and convertible securities.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (8/22/17) to 4/30/24	5 Years Ended 4/30/24	Inception (8/22/17) to 4/30/24
Fund Performance
NAV	12.08%	13.78%	3.99%	3.69%	21.64%	27.46%
Market Price	11.91%	13.00%	3.91%	3.63%	21.12%	26.96%
Index Performance
Blended Benchmark(1)	10.94%	12.47%	3.27%	3.42%	17.44%	25.23%
ICE BofA US Investment Grade Institutional Capital Securities Index	10.31%	9.61%	3.98%	3.78%	21.56%	28.12%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	0.38%	-0.77%	2.57%
(See Notes to Fund Performance Overview on page 9.)

(1)
The Blended Benchmark consists of a 45/40/15 blend of the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD
Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The Blended Benchmark is intended to reflect the proportional market cap of each segment within the institutional market. The Blended Benchmark returns are calculated by using the monthly returns of the three indices during each period shown above. At the beginning of each month the three indices are rebalanced to a 45/40/15 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Fund Performance Overview (Unaudited) (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI) (Continued)

Sector Allocation	% of Total Investments
Financials	81.0%
Utilities	8.4
Energy	7.5
Real Estate	1.3
Consumer Staples	0.8
Industrials	0.6
Materials	0.4
Total	100.0%

Credit Quality(1)	% of Total Investments
A+	0.1%
A-	0.4
BBB+	13.7
BBB	25.9
BBB-	40.7
BB+	10.6
BB	6.1
BB-	1.9
Not Rated	0.6
Total	100.0%

Top Ten Holdings	% of Total Investments
Toronto-Dominion Bank (The)	2.6%
ING Groep N.V.	2.1
Lloyds Banking Group PLC	2.1
Global Atlantic Fin Co.	2.0
BNP Paribas S.A.	2.0
Bank of America Corp., Series TT	1.9
Intesa Sanpaolo S.p.A.	1.9
JPMorgan Chase & Co., Series NN	1.9
Energy Transfer, L.P., Series G	1.8
NatWest Group PLC	1.7
Total	20.0%

(1)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI) (Continued)

Performance of a $10,000 Initial Investment
August 22, 2017 - April 30, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$12,812
$12,746
$12,523
$10,257
8/22/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust Institutional Preferred Securities and Income ETF
Blended Benchmark
ICE BofA US Investment Grade Institutional Capital Securities Index
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust Preferred Securities and Income ETF and the First Trust Institutional Preferred Securities and Income ETF (each a “Fund” and collectively the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
Stonebridge Advisors LLC
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the sub-advisor to the Funds and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
The following persons serve as portfolio managers of the Funds:
Robert Wolf - Chief Investment Officer, Executive Vice President and Senior Portfolio Manager
Eric Weaver - Executive Vice President, Chief Strategist and Portfolio Manager
Angelo Graci, CFA - Executive Vice President, Head of Credit Research and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Each portfolio manager has served as part of the portfolio management team of the Funds since 2013 for FPE and 2017 for FPEI, except for Eric Weaver and Angelo Graci, who have served as members of the portfolio management team since 2020 and 2022, respectively.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust Preferred Securities and Income ETF or First Trust Institutional Preferred Securities and Income ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Preferred Securities and Income ETF (FPE)
Actual	$1,000.00	$1,127.30	0.85%	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
First Trust Institutional Preferred Securities and Income ETF (FPEI)
Actual	$1,000.00	$1,120.80	0.86%	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	0.86%	$4.32

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
April 30, 2024  (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 70.6%
	Banks — 37.5%
$25,200,000	Banco Bilbao Vizcaya Argentaria S.A. (a) (b)	9.38%	(c)	$26,528,418
44,000,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (a) (b)	6.50%	(c)	43,506,188
11,320,000	Banco de Credito e Inversiones S.A. (a) (b) (d)	8.75%	(c)	11,608,943
5,000,000	Banco de Credito e Inversiones S.A. (a) (b) (e)	8.75%	(c)	5,127,625
14,600,000	Banco del Estado de Chile (b) (d)	7.95%	(c)	14,718,625
22,250,000	Banco Mercantil del Norte S.A. (a) (b) (d)	7.50%	(c)	21,456,363
15,700,000	Banco Mercantil del Norte S.A. (a) (b) (d)	7.63%	(c)	15,319,611
21,630,000	Banco Mercantil del Norte S.A. (a) (b) (d)	8.38%	(c)	21,548,987
35,600,000	Banco Santander S.A. (a) (b)	4.75%	(c)	30,541,272
21,600,000	Banco Santander S.A. (a) (b)	9.63%	(c)	22,693,306
37,200,000	Banco Santander S.A. (a) (b)	9.63%	(c)	39,807,348
14,075,000	Bank of America Corp., Series RR (b)	4.38%	(c)	12,943,609
43,283,000	Bank of America Corp., Series TT (b)	6.13%	(c)	42,879,287
43,600,000	Bank of Montreal (b)	7.70%	05/26/84	43,632,286
38,764,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	40,005,999
41,149,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	41,470,333
15,075,000	Barclays PLC (a) (b)	4.38%	(c)	12,313,102
126,420,000	Barclays PLC (a) (b)	8.00%	(c)	124,631,675
25,750,000	Barclays PLC (a) (b)	9.63%	(c)	26,976,447
11,600,000	BBVA Bancomer S.A. (a) (b) (d)	5.88%	09/13/34	10,710,496
31,600,000	BBVA Bancomer S.A. (a) (b) (d)	8.45%	06/29/38	32,645,518
59,483,000	BNP Paribas S.A. (a) (b) (d)	4.63%	(c)	47,876,897
41,770,000	BNP Paribas S.A. (a) (b) (d)	7.75%	(c)	42,225,836
15,600,000	BNP Paribas S.A. (a) (b) (d)	8.00%	(c)	15,541,132
56,900,000	BNP Paribas S.A. (a) (b) (d)	8.50%	(c)	58,969,225
8,300,000	BNP Paribas S.A. (a) (b) (d)	9.25%	(c)	8,813,637
45,055,000	Citigroup, Inc., Series AA (b)	7.63%	(c)	46,609,127
20,000,000	Citigroup, Inc., Series BB (b)	7.20%	(c)	20,218,140
165,000	Citigroup, Inc., Series M (b)	6.30%	(c)	165,544
16,200,000	Citigroup, Inc., Series P (b)	5.95%	(c)	16,139,702
13,803,000	Citigroup, Inc., Series W (b)	4.00%	(c)	13,213,354
2,600,000	Citigroup, Inc., Series X (b)	3.88%	(c)	2,447,078
4,200,000	Citigroup, Inc., Series Z (b)	7.38%	(c)	4,317,151
11,289,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(c)	11,060,198
5,653,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(c)	4,858,767
12,500,000	CoBank ACB (b)	7.25%	(c)	12,482,309
18,474,000	CoBank ACB, Series I (b)	6.25%	(c)	18,172,872
35,655,000	CoBank ACB, Series K (b)	6.45%	(c)	35,294,799
11,200,000	Commerzbank AG (a) (b) (e)	7.00%	(c)	11,038,664
7,650,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(c)	7,034,102
1,300,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(c)	1,280,368
18,985,000	Fifth Third Bancorp, Series L (b)	4.50%	(c)	18,146,104
12,800,000	HSBC Holdings PLC (a) (b)	4.60%	(c)	10,564,534
56,700,000	HSBC Holdings PLC (a) (b)	8.00%	(c)	58,663,351
3,250,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(c)	2,887,657
17,836,000	ING Groep N.V. (a) (b)	5.75%	(c)	16,848,940
4,579,000	ING Groep N.V. (a) (b)	6.50%	(c)	4,520,725
31,600,000	ING Groep N.V. (a) (b) (e)	7.50%	(c)	31,047,000
12,400,000	ING Groep N.V. (a) (b) (e)	8.00%	(c)	12,386,360
92,395,000	Intesa Sanpaolo S.p.A. (a) (b) (d)	7.70%	(c)	91,814,685
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$93,350,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(c)	$95,890,264
8,145,000	Lloyds Banking Group PLC (a) (b)	6.75%	(c)	8,016,144
61,217,000	Lloyds Banking Group PLC (a) (b)	7.50%	(c)	60,751,659
74,795,000	Lloyds Banking Group PLC (a) (b)	8.00%	(c)	74,051,381
9,700,000	NatWest Group PLC (a) (b)	6.00%	(c)	9,451,799
1,000,000	NatWest Group PLC (a) (b)	8.00%	(c)	1,002,368
35,116,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(c)	33,865,733
19,345,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(c)	19,012,351
41,711,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(c)	39,316,872
50,000,000	Royal Bank of Canada (b)	7.50%	05/02/84	50,181,792
22,160,000	Societe Generale S.A. (a) (b) (d)	5.38%	(c)	17,979,527
33,820,000	Societe Generale S.A. (a) (b) (d)	9.38%	(c)	34,507,019
25,000,000	Societe Generale S.A. (a) (b) (d)	10.00%	(c)	26,255,450
25,835,000	Standard Chartered PLC (a) (b) (d)	4.30%	(c)	20,712,834
18,530,000	Standard Chartered PLC (a) (b) (d)	7.75%	(c)	18,457,127
17,420,000	Sumitomo Mitsui Financial Group, Inc. (a) (b)	6.60%	(c)	16,795,441
5,600,000	Svenska Handelsbanken AB (a) (b) (e)	4.75%	(c)	4,673,950
3,200,000	Swedbank AB (a) (b) (e)	7.63%	(c)	3,143,110
21,000,000	Swedbank AB (a) (b) (e)	7.75%	(c)	20,685,000
5,695,000	Texas Capital Bancshares, Inc. (b)	4.00%	05/06/31	5,081,276
65,130,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	67,136,199
13,500,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	12,425,422
35,949,000	Wells Fargo & Co. (b)	7.63%	(c)	37,679,297
17,777,000	Wells Fargo & Co., Series BB (b)	3.90%	(c)	16,872,383
				1,959,648,094
	Capital Markets — 6.7%
40,096,000	Apollo Management Holdings, L.P. (b) (d)	4.95%	01/14/50	38,528,447
40,400,000	Ares Finance Co. III LLC (b) (d)	4.13%	06/30/51	37,327,871
14,033,000	Charles Schwab (The) Corp., Series G (b)	5.38%	(c)	13,911,986
21,168,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(c)	17,254,528
42,820,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(c)	39,506,510
15,800,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(c)	14,804,538
81,425,000	Credit Suisse Group AG, Claim (f) (g)			9,363,875
1,200,000	Credit Suisse Group AG, Claim (f) (g)			138,000
51,775,000	Credit Suisse Group AG, Claim (f) (g)			5,954,125
76,900,000	Credit Suisse Group AG, Claim (f) (g)			8,843,500
27,200,000	Credit Suisse Group AG, Claim (f) (g)			3,128,000
71,800,000	Deutsche Bank AG, Series 2020 (a) (b)	6.00%	(c)	66,978,372
375,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(c)	369,119
26,100,000	Goldman Sachs Group (The), Inc., Series W (b)	7.50%	(c)	27,075,461
53,403,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(c)	54,117,674
12,536,000	State Street Corp., Series I (b)	6.70%	(c)	12,577,887
				349,879,893
	Construction Materials — 0.4%
20,550,000	Cemex S.A.B. de C.V. (b) (d)	9.13%	(c)	22,065,809
	Electric Utilities — 1.2%
6,110,000	Edison International, Series A (b)	5.38%	(c)	5,868,624
6,500,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	6,450,263
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
$34,700,000	NextEra Energy Capital Holdings, Inc. (b)	6.70%	09/01/54	$34,391,222
15,516,000	Southern California Edison Co., Series E, 3 Mo. CME Term SOFR + CSA + 4.20% (h)	9.78%	(c)	15,588,472
				62,298,581
	Financial Services — 3.0%
64,250,000	American AgCredit Corp. (b) (d)	5.25%	(c)	60,395,000
28,250,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(c)	27,120,000
13,950,000	Compeer Financial ACA (b) (d)	4.88%	(c)	13,252,500
57,304,000	Corebridge Financial, Inc. (b)	6.88%	12/15/52	56,747,220
				157,514,720
	Food Products — 2.0%
10,700,000	Dairy Farmers of America, Inc. (i)	7.13%	(c)	10,017,875
20,360,000	Land O’ Lakes Capital Trust I (i)	7.45%	03/15/28	20,036,887
44,888,000	Land O’ Lakes, Inc. (d)	7.00%	(c)	34,900,420
14,010,000	Land O’ Lakes, Inc. (d)	7.25%	(c)	11,278,050
31,520,000	Land O’ Lakes, Inc. (d)	8.00%	(c)	27,580,000
				103,813,232
	Insurance — 8.8%
34,710,000	Assurant, Inc. (b)	7.00%	03/27/48	34,578,505
12,699,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	11,238,916
38,875,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	34,892,093
24,400,000	CNP Assurances SACA (b) (e)	4.88%	(c)	20,030,082
23,688,000	Enstar Finance, LLC (b)	5.75%	09/01/40	23,152,523
46,217,000	Enstar Finance, LLC (b)	5.50%	01/15/42	43,856,476
13,700,000	Fortegra Financial Corp. (b) (i)	8.50%	10/15/57	13,458,942
88,380,000	Global Atlantic Fin Co. (b) (d)	4.70%	10/15/51	78,132,715
56,464,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (h)	7.69%	02/12/47	50,187,386
26,429,000	Kuvare US Holdings, Inc. (b) (d)	7.00%	02/17/51	26,759,362
4,310,000	La Mondiale SAM (b) (e)	5.88%	01/26/47	4,197,380
40,630,000	Lancashire Holdings Ltd. (b) (e)	5.63%	09/18/41	36,223,839
35,910,000	Liberty Mutual Group, Inc. (b) (d)	4.13%	12/15/51	32,771,653
5,296,000	Lincoln National Corp., Series C (b)	9.25%	(c)	5,656,366
18,448,000	Prudential Financial, Inc. (b)	6.00%	09/01/52	17,868,202
14,026,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(c)	13,894,164
15,000,000	QBE Insurance Group Ltd. (b) (e)	5.88%	06/17/46	14,722,214
				461,620,818
	Multi-Utilities — 3.1%
91,598,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	79,533,618
59,610,000	Sempra (b)	4.13%	04/01/52	54,201,485
26,000,000	Sempra (b)	6.88%	10/01/54	25,737,787
				159,472,890
	Oil, Gas & Consumable Fuels — 6.7%
55,822,000	Enbridge, Inc. (b)	6.25%	03/01/78	52,186,927
28,420,000	Enbridge, Inc. (b)	7.63%	01/15/83	28,366,113
29,000,000	Enbridge, Inc. (b)	8.50%	01/15/84	30,668,892
18,531,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	17,562,257
39,830,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	36,538,871
6,296,000	Energy Transfer, L.P. (b)	8.00%	05/15/54	6,488,928
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$8,631,000	Energy Transfer, L.P., Series B (b)	6.63%	(c)	$7,960,566
28,396,000	Energy Transfer, L.P., Series F (b)	6.75%	(c)	27,820,370
63,540,000	Energy Transfer, L.P., Series G (b)	7.13%	(c)	61,164,532
24,814,000	Energy Transfer, L.P., Series H (b)	6.50%	(c)	24,140,245
1,662,000	Enterprise Products Operating LLC (b)	5.38%	02/15/78	1,543,341
29,482,000	Transcanada Trust (b)	5.50%	09/15/79	26,700,748
34,700,000	Transcanada Trust (b)	5.60%	03/07/82	30,392,762
				351,534,552
	Retail REITs — 0.6%
3,700,000	Scentre Group Trust 2 (b) (d)	4.75%	09/24/80	3,532,759
27,435,000	Scentre Group Trust 2 (b) (d)	5.13%	09/24/80	25,052,383
				28,585,142
	Trading Companies & Distributors — 0.6%
31,025,000	Aircastle Ltd. (b) (d)	5.25%	(c)	29,468,453
	Total Capital Preferred Securities			3,685,902,184
	(Cost $3,937,775,588)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 22.4%
	Automobiles — 0.4%
135,422	Ford Motor Co.	6.00%	12/01/59	3,250,128
711,408	Ford Motor Co.	6.50%	08/15/62	17,429,496
				20,679,624
	Banks — 2.1%
1,046,344	Bank of America Corp., Series KK	5.38%	(c)	23,814,789
922,751	Bank of America Corp., Series NN	4.38%	(c)	17,439,994
95,111	JPMorgan Chase & Co., Series DD	5.75%	(c)	2,353,046
5,045	JPMorgan Chase & Co., Series JJ	4.55%	(c)	102,514
35,697	JPMorgan Chase & Co., Series LL	4.63%	(c)	741,427
529,632	KeyCorp (b)	6.20%	(c)	11,863,757
142,663	KeyCorp, Series F	5.65%	(c)	2,934,578
698,443	Pinnacle Financial Partners, Inc., Series B	6.75%	(c)	16,113,080
173,802	US Bancorp, Series K	5.50%	(c)	4,051,325
602,587	Wells Fargo & Co., Series Y	5.63%	(c)	14,034,251
589,526	Wintrust Financial Corp., Series E (b)	6.88%	(c)	14,808,893
				108,257,654
	Capital Markets — 2.9%
106,395	Affiliated Managers Group, Inc.	5.88%	03/30/59	2,352,393
197,154	Affiliated Managers Group, Inc.	4.75%	09/30/60	3,649,321
979,665	Affiliated Managers Group, Inc. (g)	4.20%	09/30/61	16,223,252
1,028,663	Affiliated Managers Group, Inc.	6.75%	03/30/64	26,333,773
573,199	Brookfield Oaktree Holdings, LLC, Series A	6.63%	(c)	12,495,738
831,060	Brookfield Oaktree Holdings, LLC, Series B	6.55%	(c)	17,867,790
1,491,128	Carlyle Finance LLC	4.63%	05/15/61	27,004,328
853,219	KKR Group Finance Co. IX LLC	4.63%	04/01/61	16,134,371
1,169,326	TPG Operating Group II, L.P.	6.95%	03/15/64	30,156,918
				152,217,884
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Consumer Finance — 0.2%
227,693	Capital One Financial Corp., Series I	5.00%	(c)	$4,399,029
232,721	Capital One Financial Corp., Series J	4.80%	(c)	4,272,757
				8,671,786
	Diversified REITs — 0.3%
850,146	Global Net Lease, Inc., Series A	7.25%	(c)	17,011,422
	Diversified Telecommunication Services — 0.5%
360,421	AT&T, Inc., Series A	5.00%	(c)	7,478,736
972,281	AT&T, Inc., Series C	4.75%	(c)	19,095,599
				26,574,335
	Electric Utilities — 1.3%
3,255	Duke Energy Corp., Series A	5.75%	(c)	80,561
267,757	SCE Trust IV, Series J (b)	5.38%	(c)	6,316,388
766,704	SCE Trust V, Series K (b)	5.45%	(c)	18,830,250
338,602	SCE Trust VI	5.00%	(c)	6,711,092
1,339,483	SCE Trust VII, Series M	7.50%	(c)	34,960,506
				66,898,797
	Financial Services — 0.9%
1,255,787	Equitable Holdings, Inc., Series A	5.25%	(c)	27,376,157
815,401	Jackson Financial, Inc. (b)	8.00%	(c)	21,347,198
43,961	Voya Financial, Inc., Series B (b)	5.35%	(c)	1,056,822
				49,780,177
	Food Products — 0.2%
381,358	CHS, Inc., Series 3 (b)	6.75%	(c)	9,652,171
	Gas Utilities — 0.3%
1,070,658	South Jersey Industries, Inc. (g)	5.63%	09/16/79	14,874,355
	Independent Power and Renewable Electricity Producers — 0.5%
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(c)	13,855,221
616,920	Brookfield Renewable Partners, L.P., Series 17	5.25%	(c)	10,487,640
				24,342,861
	Insurance — 8.2%
2,075,958	AEGON Funding Co. LLC	5.10%	12/15/49	43,657,397
1,958,144	American Equity Investment Life Holding Co., Series A (b)	5.95%	(c)	47,210,852
986,057	American Equity Investment Life Holding Co., Series B (b)	6.63%	(c)	24,227,420
312,756	AmTrust Financial Services, Inc.	7.25%	06/15/55	4,910,269
363,925	AmTrust Financial Services, Inc.	7.50%	09/15/55	5,930,823
7,248	Arch Capital Group Ltd., Series F	5.45%	(c)	162,500
436,452	Arch Capital Group Ltd., Series G	4.55%	(c)	8,423,524
103,491	Argo Group International Holdings, Inc. (b)	7.00%	(c)	2,514,831
282,951	Aspen Insurance Holdings Ltd.	5.63%	(c)	5,559,987
1,761,458	Aspen Insurance Holdings Ltd. (g)	5.63%	(c)	33,925,681
534,274	Aspen Insurance Holdings Ltd. (b)	9.62%	(c)	13,688,100
555,163	Assurant, Inc.	5.25%	01/15/61	11,464,116
992,517	Athene Holding Ltd. (b)	7.25%	03/30/64	24,723,598
1,124,045	Athene Holding Ltd., Series A (b)	6.35%	(c)	26,426,298
74,025	Athene Holding Ltd., Series C (b)	6.38%	(c)	1,852,846
116,575	Athene Holding Ltd., Series D	4.88%	(c)	2,063,377
1,528,510	Athene Holding Ltd., Series E (b)	7.75%	(c)	40,673,651
398,271	Axis Capital Holdings Ltd., Series E	5.50%	(c)	8,299,968
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
657,194	CNO Financial Group, Inc.	5.13%	11/25/60	$13,235,887
1,262,506	Delphi Financial Group Inc., 3 Mo. CME Term SOFR + CSA + 3.19% (h)	8.76%	05/15/37	30,584,208
1,637,289	F&G Annuities & Life, Inc.	7.95%	12/15/53	42,569,514
211,998	Globe Life, Inc.	4.25%	06/15/61	3,192,690
1,900	MetLife, Inc., Series F	4.75%	(c)	38,798
221,423	Phoenix (The) Cos., Inc.	7.45%	01/15/32	3,977,311
96,521	RenaissanceRe Holdings Ltd., Series F	5.75%	(c)	2,196,818
1,057,739	RenaissanceRe Holdings Ltd., Series G	4.20%	(c)	18,457,546
274,908	W. R. Berkley Corp.	5.10%	12/30/59	5,803,308
				425,771,318
	Mortgage REITs — 0.5%
300,285	AGNC Investment Corp., Series D, 3 Mo. CME Term SOFR + CSA + 4.33% (h)	9.92%	(c)	7,450,071
125,812	AGNC Investment Corp., Series E (b)	6.50%	(c)	3,073,587
661,358	AGNC Investment Corp., Series F (b)	6.13%	(c)	15,449,323
63,694	Annaly Capital Management, Inc., Series I (b)	6.75%	(c)	1,598,082
				27,571,063
	Multi-Utilities — 1.7%
1,090,182	Algonquin Power & Utilities Corp., Series 19-A (b)	6.20%	07/01/79	27,200,041
588,844	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	10,033,902
639,721	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(c)	11,035,187
56,623	Brookfield Infrastructure Partners, L.P., Series 14	5.00%	(c)	948,435
378,763	CMS Energy Corp.	5.88%	10/15/78	9,120,613
262,313	CMS Energy Corp.	5.88%	03/01/79	6,374,206
106,766	CMS Energy Corp., Series C	4.20%	(c)	1,975,171
20,021	DTE Energy Co.	4.38%	12/01/81	394,814
125,231	DTE Energy Co., Series E	5.25%	12/01/77	2,825,211
865,971	Sempra Energy	5.75%	07/01/79	20,852,582
				90,760,162
	Oil, Gas & Consumable Fuels — 0.3%
141,971	Energy Transfer, L.P., Series E (b)	7.60%	(c)	3,540,757
383,224	NuStar Energy, L.P., Series A, 3 Mo. CME Term SOFR + CSA + 6.77% (h)	12.36%	(c)	9,799,037
				13,339,794
	Real Estate Management & Development — 0.9%
1,463,350	Brookfield Property Partners, L.P., Series A	5.75%	(c)	18,306,508
70,596	Brookfield Property Partners, L.P., Series A-1	6.50%	(c)	1,027,172
1,095,624	Brookfield Property Partners, L.P., Series A2	6.38%	(c)	14,823,793
174,181	Brookfield Property Preferred, L.P.	6.25%	07/26/81	2,527,366
426,572	DigitalBridge Group, Inc., Series I	7.15%	(c)	9,538,150
38,038	DigitalBridge Group, Inc., Series J	7.13%	(c)	863,463
				47,086,452
	Specialized REITs — 0.1%
132,508	Public Storage, Series K	4.75%	(c)	2,764,117
38,096	Public Storage, Series L	4.63%	(c)	784,016
852	Public Storage, Series S	4.10%	(c)	15,293
				3,563,426
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors — 0.2%
472,166	Air Lease Corp., Series A (b)	9.24%	(c)	$12,035,511
	Wireless Telecommunication Services — 0.9%
774,018	United States Cellular Corp.	6.25%	09/01/69	14,907,587
626,167	United States Cellular Corp.	5.50%	03/01/70	11,126,988
1,287,539	United States Cellular Corp.	5.50%	06/01/70	22,725,063
				48,759,638
	Total $25 Par Preferred Securities			1,167,848,430
	(Cost $1,318,478,245)
$1,000 PAR PREFERRED SECURITIES — 3.9%
	Banks — 3.9%
69,120	Bank of America Corp., Series L	7.25%	(c)	79,488,000
110,579	Wells Fargo & Co., Series L	7.50%	(c)	126,661,610
	Total $1,000 Par Preferred Securities			206,149,610
	(Cost $238,979,540)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 2.0%
	Insurance — 2.0%
$104,408,028	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc. (d) (j)	7.63%	10/15/25	104,424,796
	(Cost $106,333,536)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
49,630	SPDR Bloomberg 1-3 Month T-Bill ETF, Class B	4,555,538
	(Cost $4,538,287)

Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES — 0.0%
	Food Products — 0.0%
700	Dairy Farmers of America, Inc. (d)	7.88%	(c)	67,900
	(Cost $64,400)

	Total Investments — 99.0%			5,168,948,458
	(Cost $5,606,169,596)
	Net Other Assets and Liabilities — 1.0%			52,652,604
	Net Assets — 100.0%			$5,221,601,062

(a)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2024, securities noted as such amounted to $1,239,187,466 or 23.7% of net assets. Of these securities, 8.2% originated in emerging markets, and 91.8% originated in foreign markets.

(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Perpetual maturity.
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $1,179,880,388 or
22.6% of net assets.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Claim pending with the administrative court of Switzerland.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)	Floating or variable rate security.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2C - Restricted Securities in the Notes to Financial Statements).

(j)
These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum
(“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2024 this security paid all of its interest in cash.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Country Allocation	% of Net Assets
United States	54.6%
Canada	11.5
United Kingdom	8.2
France	5.3
Bermuda	4.1
Spain	3.1
Mexico	2.4
Multi-National	2.0
Italy	2.0
Germany	1.5
Netherlands	1.2
Australia	1.1
Chile	0.6
Sweden	0.6
Switzerland	0.5
Japan	0.3
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Preferred Securities*	$3,685,902,184	$—	$3,685,902,184	$—
$25 Par Preferred Securities:
Gas Utilities	14,874,355	—	14,874,355	—
Insurance	425,771,318	380,368,707	45,402,611	—
Other Industry Categories*	727,202,757	727,202,757	—	—
$1,000 Par Preferred Securities*	206,149,610	206,149,610	—	—
Foreign Corporate Bonds and Notes*	104,424,796	—	104,424,796	—
Exchange-Traded Funds*	4,555,538	4,555,538	—	—
$100 Par Preferred Securities*	67,900	—	67,900	—
Total Investments	$5,168,948,458	$1,318,276,612	$3,850,671,846	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
April 30, 2024  (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 95.1%
	Banks — 53.0%
$4,950,000	Australia & New Zealand Banking Group Ltd. (a) (b) (c)	6.75%	(d)	$4,957,529
1,145,000	Australia & New Zealand Banking Group Ltd. (b) (c) (e)	6.75%	(d)	1,146,742
13,800,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	9.38%	(d)	14,527,467
11,800,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (c)	6.50%	(d)	11,667,569
3,000,000	Banco de Credito e Inversiones S.A. (a) (b) (c)	8.75%	(d)	3,076,575
840,000	Banco de Credito e Inversiones S.A. (b) (c) (e)	8.75%	(d)	861,441
4,500,000	Banco del Estado de Chile (a) (c)	7.95%	(d)	4,536,563
2,000,000	Banco Mercantil del Norte S.A. (a) (b) (c)	6.63%	(d)	1,763,630
10,101,000	Banco Mercantil del Norte S.A. (a) (b) (c)	7.50%	(d)	9,740,706
3,592,000	Banco Mercantil del Norte S.A. (a) (b) (c)	7.63%	(d)	3,504,971
3,400,000	Banco Mercantil del Norte S.A. (a) (b) (c)	8.38%	(d)	3,387,266
9,000,000	Banco Santander S.A. (b) (c)	4.75%	(d)	7,721,108
7,000,000	Banco Santander S.A. (b) (c)	9.63%	(d)	7,354,312
15,000,000	Banco Santander S.A. (b) (c)	9.63%	(d)	16,051,350
3,656,000	Bank of America Corp., Series RR (c)	4.38%	(d)	3,362,120
23,796,000	Bank of America Corp., Series TT (c)	6.13%	(d)	23,574,048
2,684,000	Bank of America Corp., Series X (c)	6.25%	(d)	2,681,980
16,700,000	Bank of Montreal (c)	7.70%	05/26/84	16,712,366
19,400,000	Bank of Nova Scotia (The) (c)	8.63%	10/27/82	20,021,576
12,600,000	Bank of Nova Scotia (The) (c)	8.00%	01/27/84	12,698,393
6,300,000	Barclays PLC (b) (c)	4.38%	(d)	5,145,774
20,050,000	Barclays PLC (b) (c)	8.00%	(d)	19,766,375
6,650,000	Barclays PLC (b) (c)	9.63%	(d)	6,966,733
700,000	BBVA Bancomer S.A. (a) (b) (c)	5.88%	09/13/34	646,323
7,200,000	BBVA Bancomer S.A. (a) (b) (c)	8.45%	06/29/38	7,438,219
18,000,000	BNP Paribas S.A. (a) (b) (c)	4.63%	(d)	14,487,907
10,890,000	BNP Paribas S.A. (a) (b) (c)	7.75%	(d)	11,008,843
3,700,000	BNP Paribas S.A. (a) (b) (c)	8.00%	(d)	3,686,038
23,450,000	BNP Paribas S.A. (a) (b) (c)	8.50%	(d)	24,302,783
1,000,000	BNP Paribas S.A. (a) (b) (c)	9.25%	(d)	1,061,884
1,300,000	Citigroup, Inc., Series AA (c)	7.63%	(d)	1,344,842
4,000,000	Citigroup, Inc., Series BB (c)	7.20%	(d)	4,043,628
3,467,000	Citigroup, Inc., Series M (c)	6.30%	(d)	3,478,427
11,414,000	Citigroup, Inc., Series P (c)	5.95%	(d)	11,371,516
4,149,000	Citigroup, Inc., Series W (c)	4.00%	(d)	3,971,760
8,195,000	Citigroup, Inc., Series X (c)	3.88%	(d)	7,713,002
2,979,000	Citigroup, Inc., Series Y (c)	4.15%	(d)	2,742,137
11,278,000	Citizens Financial Group, Inc., Series F (c)	5.65%	(d)	11,049,421
12,941,000	Citizens Financial Group, Inc., Series G (c)	4.00%	(d)	11,122,819
3,000,000	CoBank ACB (c)	7.25%	(d)	2,995,754
1,358,000	CoBank ACB, Series I (c)	6.25%	(d)	1,335,864
3,185,000	CoBank ACB, Series K (c)	6.45%	(d)	3,152,824
400,000	Commerzbank AG (b) (c) (e)	7.00%	(d)	394,238
1,000,000	Corestates Capital III, 3 Mo. CME Term SOFR + CSA + 0.57% (a) (f)	6.14%	02/15/27	965,946
3,400,000	Danske Bank A/S (b) (c) (e)	4.38%	(d)	3,138,316
800,000	Farm Credit Bank of Texas, Series 3 (a) (c)	6.20%	(d)	735,592
200,000	Farm Credit Bank of Texas, Series 4 (a) (c)	5.70%	(d)	196,980
3,290,000	Fifth Third Bancorp, Series L (c)	4.50%	(d)	3,144,624
4,200,000	HSBC Holdings PLC (b) (c)	4.60%	(d)	3,466,488
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$19,600,000	HSBC Holdings PLC (b) (c)	8.00%	(d)	$20,278,689
735,000	Huntington Bancshares, Inc., Series F (c)	5.63%	(d)	660,116
3,700,000	Huntington Bancshares, Inc., Series G (c)	4.45%	(d)	3,287,486
3,750,000	ING Groep N.V. (b) (c)	5.75%	(d)	3,542,472
400,000	ING Groep N.V. (b) (c)	6.50%	(d)	394,909
26,639,000	ING Groep N.V. (b) (c) (e)	7.50%	(d)	26,172,817
3,000,000	ING Groep N.V. (b) (c) (e)	8.00%	(d)	2,996,700
23,670,000	Intesa Sanpaolo S.p.A. (a) (b) (c)	7.70%	(d)	23,521,333
8,295,000	JPMorgan Chase & Co., Series KK (c)	3.65%	(d)	7,781,460
22,200,000	JPMorgan Chase & Co., Series NN (c)	6.88%	(d)	22,804,112
241,000	JPMorgan Chase & Co., Series Q, 3 Mo. CME Term SOFR + CSA + 3.25% (f)	8.82%	(d)	241,000
133,000	JPMorgan Chase & Co., Series S, 3 Mo. CME Term SOFR + CSA + 3.78% (f)	9.35%	(d)	133,000
1,550,000	Lloyds Banking Group PLC (b) (c)	6.75%	(d)	1,525,479
8,040,000	Lloyds Banking Group PLC (b) (c)	7.50%	(d)	7,978,884
25,680,000	Lloyds Banking Group PLC (b) (c)	8.00%	(d)	25,424,687
21,686,000	NatWest Group PLC (b) (c)	6.00%	(d)	21,131,105
6,550,000	NatWest Group PLC (b) (c)	8.00%	(d)	6,565,510
11,084,000	PNC Financial Services Group (The), Inc., Series U (c)	6.00%	(d)	10,689,366
12,525,000	PNC Financial Services Group (The), Inc., Series V (c)	6.20%	(d)	12,309,625
8,499,000	PNC Financial Services Group (The), Inc., Series W (c)	6.25%	(d)	8,011,174
12,000,000	Royal Bank of Canada (c)	7.50%	05/02/84	12,043,630
5,600,000	Societe Generale S.A. (a) (b) (c)	5.38%	(d)	4,543,563
7,200,000	Societe Generale S.A. (a) (b) (c)	9.38%	(d)	7,346,261
11,000,000	Societe Generale S.A. (a) (b) (c)	10.00%	(d)	11,552,398
5,270,000	Standard Chartered PLC (a) (b) (c)	7.75%	(d)	5,249,275
6,200,000	Sumitomo Mitsui Financial Group, Inc. (b) (c)	6.60%	(d)	5,977,711
5,800,000	Svenska Handelsbanken AB (b) (c) (e)	4.75%	(d)	4,840,877
600,000	Swedbank AB (b) (c) (e)	7.63%	(d)	589,333
6,200,000	Swedbank AB (b) (c) (e)	7.75%	(d)	6,107,000
463,000	Texas Capital Bancshares, Inc. (c)	4.00%	05/06/31	413,105
31,370,000	Toronto-Dominion Bank (The) (c)	8.13%	10/31/82	32,336,290
750,000	UniCredit S.p.A. (a) (c)	5.46%	06/30/35	690,301
300,000	UniCredit S.p.A. (b) (c) (e)	8.00%	(d)	300,377
11,640,000	Wells Fargo & Co. (c)	7.63%	(d)	12,200,256
13,695,000	Wells Fargo & Co., Series BB (c)	3.90%	(d)	12,998,103
				662,861,173
	Capital Markets — 9.1%
5,371,000	Apollo Management Holdings, L.P. (a) (c)	4.95%	01/14/50	5,161,021
8,435,000	Ares Finance Co. III LLC (a) (c)	4.13%	06/30/51	7,793,579
13,000,000	Charles Schwab (The) Corp., Series G (c)	5.38%	(d)	12,887,894
16,000,000	Charles Schwab (The) Corp., Series H (c)	4.00%	(d)	13,041,971
15,529,000	Charles Schwab (The) Corp., Series I (c)	4.00%	(d)	14,327,338
250,000	Charles Schwab (The) Corp., Series K (c)	5.00%	(d)	234,249
6,243,000	Credit Suisse Group AG, Claim (g) (h)			717,945
2,057,000	Credit Suisse Group AG, Claim (g) (h)			236,555
7,770,000	Credit Suisse Group AG, Claim (g) (h)			893,550
4,150,000	Credit Suisse Group AG, Claim (g) (h)			477,250
18,000,000	Credit Suisse Group AG, Claim (g) (h)			2,070,000
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$13,950,000	Deutsche Bank AG, Series 2020 (b) (c)	6.00%	(d)	$13,013,207
1,200,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(d)	1,181,180
2,899,000	Goldman Sachs Group (The), Inc., Series T (c)	3.80%	(d)	2,721,617
3,185,000	Goldman Sachs Group (The), Inc., Series U (c)	3.65%	(d)	2,904,103
11,900,000	Goldman Sachs Group (The), Inc., Series W (c)	7.50%	(d)	12,344,751
12,876,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(d)	13,048,315
693,000	Macquarie Bank Ltd. (a) (b) (c)	6.13%	(d)	671,901
811,000	Morgan Stanley, Series M	5.88%	(d)	768,749
9,887,000	State Street Corp., Series I (c)	6.70%	(d)	9,920,035
				114,415,210
	Construction Materials — 0.4%
4,800,000	Cemex S.A.B. de C.V. (a) (c)	9.13%	(d)	5,154,058
	Electric Utilities — 3.6%
7,134,000	American Electric Power Co., Inc. (c)	3.88%	02/15/62	6,406,016
827,000	Edison International, Series A (c)	5.38%	(d)	794,329
18,120,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	17,981,348
12,500,000	NextEra Energy Capital Holdings, Inc. (c)	6.70%	09/01/54	12,388,769
7,500,000	Southern California Edison Co., Series E, 3 Mo. CME Term SOFR + CSA + 4.20% (f)	9.78%	(d)	7,535,031
				45,105,493
	Financial Services — 2.5%
3,000,000	American AgCredit Corp. (a) (c)	5.25%	(d)	2,820,000
4,200,000	Capital Farm Credit ACA, Series 1 (a) (c)	5.00%	(d)	4,032,000
650,000	Compeer Financial ACA (a) (c)	4.88%	(d)	617,500
21,096,000	Corebridge Financial, Inc. (c)	6.88%	12/15/52	20,891,026
2,512,000	Equitable Holdings, Inc., Series B (c)	4.95%	(d)	2,455,282
755,000	Voya Financial, Inc., Series A (c)	7.76%	(d)	769,246
				31,585,054
	Food Products — 0.8%
1,200,000	Dairy Farmers of America, Inc. (i)	7.13%	(d)	1,123,500
1,131,000	Land O’ Lakes Capital Trust I (i)	7.45%	03/15/28	1,113,051
6,146,000	Land O’ Lakes, Inc. (a)	7.00%	(d)	4,778,515
2,220,000	Land O’ Lakes, Inc. (a)	7.25%	(d)	1,787,100
400,000	Land O’ Lakes, Inc. (e)	7.25%	(d)	322,000
535,000	Land O’ Lakes, Inc. (a)	8.00%	(d)	468,125
				9,592,291
	Insurance — 11.8%
4,288,000	Assurant, Inc. (c)	7.00%	03/27/48	4,271,755
2,300,000	Assured Guaranty Municipal Holdings, Inc. (a) (c)	6.40%	12/15/66	2,035,554
1,700,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	1,504,540
9,496,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	8,523,095
11,200,000	CNP Assurances SACA (c) (e)	4.88%	(d)	9,194,136
1,332,000	Enstar Finance, LLC (c)	5.75%	09/01/40	1,301,890
10,538,000	Enstar Finance, LLC (c)	5.50%	01/15/42	9,999,774
28,102,000	Global Atlantic Fin Co. (a) (c)	4.70%	10/15/51	24,843,693
20,493,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (a) (f)	7.69%	02/12/47	18,214,971
2,464,000	Kuvare US Holdings, Inc. (a) (c)	7.00%	02/17/51	2,494,800
3,631,000	La Mondiale SAM (c) (e)	5.88%	01/26/47	3,536,122
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$6,850,000	Lancashire Holdings Ltd. (c) (e)	5.63%	09/18/41	$6,107,145
10,300,000	Liberty Mutual Group, Inc. (a) (c)	4.13%	12/15/51	9,399,834
6,585,000	Liberty Mutual Group, Inc. (a)	4.30%	02/01/61	4,054,883
15,876,000	Lincoln National Corp., Series C (c)	9.25%	(d)	16,956,282
2,501,000	Markel Group, Inc. (c)	6.00%	(d)	2,484,712
6,514,000	MetLife Capital Trust IV (a)	7.88%	12/15/37	6,907,537
2,900,000	MetLife, Inc. (a)	9.25%	04/08/38	3,339,550
6,506,000	Prudential Financial, Inc. (c)	6.00%	09/01/52	6,301,524
6,200,000	QBE Insurance Group Ltd. (a) (c)	5.88%	(d)	6,141,724
300,000	QBE Insurance Group Ltd. (c) (e)	5.88%	06/17/46	294,444
				147,907,965
	Multi-Utilities — 4.6%
22,217,000	Algonquin Power & Utilities Corp. (c)	4.75%	01/18/82	19,290,797
9,925,000	Dominion Energy, Inc., Series B (c)	4.65%	(d)	9,736,738
14,297,000	Dominion Energy, Inc., Series C (c)	4.35%	(d)	13,162,400
11,003,000	Sempra (c)	4.13%	04/01/52	10,004,679
6,000,000	Sempra (c)	6.88%	10/01/54	5,939,489
				58,134,103
	Oil, Gas & Consumable Fuels — 7.4%
1,026,000	Enbridge, Inc. (c)	6.25%	03/01/78	959,188
6,955,000	Enbridge, Inc. (c)	7.63%	01/15/83	6,941,813
14,500,000	Enbridge, Inc. (c)	8.50%	01/15/84	15,334,446
8,398,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	7,958,978
8,364,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	7,672,888
1,397,000	Energy Transfer, L.P. (c)	8.00%	05/15/54	1,439,808
1,069,000	Energy Transfer, L.P., Series B (c)	6.63%	(d)	985,963
7,263,000	Energy Transfer, L.P., Series F (c)	6.75%	(d)	7,115,768
22,903,000	Energy Transfer, L.P., Series G (c)	7.13%	(d)	22,046,762
4,411,000	Energy Transfer, L.P., Series H (c)	6.50%	(d)	4,291,232
278,000	Enterprise Products Operating LLC (c)	5.38%	02/15/78	258,152
11,394,000	Transcanada Trust (c)	5.50%	09/15/79	10,319,121
7,650,000	Transcanada Trust (c)	5.60%	03/07/82	6,700,421
				92,024,540
	Retail REITs — 1.3%
6,204,000	Scentre Group Trust 2 (a) (c)	4.75%	09/24/80	5,923,579
11,220,000	Scentre Group Trust 2 (a) (c)	5.13%	09/24/80	10,245,589
				16,169,168
	Trading Companies & Distributors — 0.6%
1,772,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	1,752,908
5,735,000	Aircastle Ltd. (a) (c)	5.25%	(d)	5,447,271
				7,200,179
	Total Capital Preferred Securities			1,190,149,234
	(Cost $1,195,018,210)

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES — 1.7%
	Banks — 1.7%
6,831	Bank of America Corp., Series L	7.25%	(d)	$7,855,650
12,037	Wells Fargo & Co., Series L	7.50%	(d)	13,787,661
	Total $1,000 Par Preferred Securities			21,643,311
	(Cost $24,934,284)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 1.5%
	Insurance — 1.5%
$18,900,342	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc. (a) (j)	7.63%	10/15/25	18,903,377
	(Cost $19,009,243)

	Total Investments — 98.3%			1,230,695,922
	(Cost $1,238,961,737)
	Net Other Assets and Liabilities — 1.7%			20,914,881
	Net Assets — 100.0%			$1,251,610,803

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $299,637,047 or 23.9%
of net assets.

(b)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2024, securities noted as such amounted to $386,995,075 or 30.9% of net assets. Of these securities, 6.8% originated in emerging markets, and 93.2% originated in foreign markets.

(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	Perpetual maturity.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	Claim pending with the administrative court of Switzerland.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2C - Restricted Securities in the Notes to Financial Statements).

(j)
These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum
(“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2024 this security paid all of its interest in cash.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Country Allocation	% of Net Assets
United States	45.9%
Canada	14.9
United Kingdom	9.9
France	7.2
Spain	4.6
Netherlands	2.8
Mexico	2.5
Australia	2.3
Italy	2.0
Multi-National	1.5
Germany	1.1
Bermuda	0.9
Sweden	0.9
Chile	0.7
Japan	0.5
Switzerland	0.4
Denmark	0.2
Total Investments	98.3
Net Other Assets and Liabilities	1.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Preferred Securities*	$1,190,149,234	$—	$1,190,149,234	$—
$1,000 Par Preferred Securities*	21,643,311	21,643,311	—	—
Foreign Corporate Bonds and Notes*	18,903,377	—	18,903,377	—
Total Investments	$1,230,695,922	$21,643,311	$1,209,052,611	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	First Trust Preferred Securities and Income ETF (FPE)	First Trust Institutional Preferred Securities and Income ETF (FPEI)
ASSETS:
Investments, at value	$5,168,948,458	$1,230,695,922
Cash	18,312,064	9,941,049
Receivables:
Interest	46,580,256	15,484,283
Investment securities sold	9,689,067	7,949,267
Dividends	1,340,127	—
Reclaims	316,135	—
Capital shares sold	8,329	—
Total Assets	5,245,194,436	1,264,070,521

LIABILITIES:
Payables:
Investment securities purchased	19,969,981	11,577,405
Investment advisory fees	3,623,393	882,313
Total Liabilities	23,593,374	12,459,718
NET ASSETS	$5,221,601,062	$1,251,610,803

NET ASSETS consist of:
Paid-in capital	$6,310,174,310	$1,292,228,134
Par value	3,060,550	695,000
Accumulated distributable earnings (loss)	(1,091,633,798)	(41,312,331)
NET ASSETS	$5,221,601,062	$1,251,610,803
NET ASSET VALUE, per share	$17.06	$18.01
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	306,055,000	69,500,002
Investments, at cost	$5,606,169,596	$1,238,961,737
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

	First Trust Preferred Securities and Income ETF (FPE)	First Trust Institutional Preferred Securities and Income ETF (FPEI)
INVESTMENT INCOME:
Interest	$128,093,945	$39,048,418
Dividends	47,160,149	628,707
Foreign withholding tax	(458,528)	(119,597)
Total investment income	174,795,566	39,557,528

EXPENSES:
Investment advisory fees	21,840,996	5,083,796
Legal fees	222,987	35,734
Total expenses	22,063,983	5,119,530
NET INVESTMENT INCOME (LOSS)	152,731,583	34,437,998

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(31,874,254)	1,683,426
In-kind redemptions	469,194	—
Net realized gain (loss)	(31,405,060)	1,683,426
Net change in unrealized appreciation (depreciation) on investments	496,743,708	94,343,555
NET REALIZED AND UNREALIZED GAIN (LOSS)	465,338,648	96,026,981
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$618,070,231	$130,464,979
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust Preferred Securities and Income ETF (FPE)		First Trust Institutional Preferred Securities and Income ETF (FPEI)
	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$152,731,583	$337,192,820	$34,437,998	$55,402,540
Net realized gain (loss)	(31,405,060)	(441,166,279)	1,683,426	(29,508,510)
Net change in unrealized appreciation (depreciation)	496,743,708	109,503,416	94,343,555	(24,524,066)
Net increase (decrease) in net assets resulting from operations	618,070,231	5,529,957	130,464,979	1,369,964

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(153,591,590)	(330,265,462)	(34,417,626)	(53,643,034)
Return of capital	—	(13,534,543)	—	(3,014,313)
Total distributions to shareholders	(153,591,590)	(343,800,005)	(34,417,626)	(56,657,347)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	206,190,429	271,414,610	137,834,100	488,535,584
Cost of shares redeemed	(320,662,449)	(1,088,245,754)	(23,567,995)	(40,986,674)
Net increase (decrease) in net assets resulting from shareholder transactions	(114,472,020)	(816,831,144)	114,266,105	447,548,910
Total increase (decrease) in net assets	350,006,621	(1,155,101,192)	210,313,458	392,261,527

NET ASSETS:
Beginning of period	4,871,594,441	6,026,695,633	1,041,297,345	649,035,818
End of period	$5,221,601,062	$4,871,594,441	$1,251,610,803	$1,041,297,345

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	312,655,000	363,155,000	63,000,002	37,600,002
Shares sold	12,450,000	15,600,000	7,800,000	27,850,000
Shares redeemed	(19,050,000)	(66,100,000)	(1,300,000)	(2,450,000)
Shares outstanding, end of period	306,055,000	312,655,000	69,500,002	63,000,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Preferred Securities and Income ETF (FPE)

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$15.58	$16.60	$20.45	$19.23	$19.89	$18.76
Income from investment operations:
Net investment income (loss)	0.49 (a)	1.00 (a)	0.92	0.90	1.00	1.08
Net realized and unrealized gain (loss)	1.48	(1.00)	(3.84)	1.24	(0.66)	1.14
Total from investment operations	1.97	—	(2.92)	2.14	0.34	2.22
Distributions paid to shareholders from:
Net investment income	(0.49)	(0.98)	(0.89)	(0.88)	(0.94)	(1.07)
Return of capital	—	(0.04)	(0.04)	(0.04)	(0.06)	(0.02)
Total distributions	(0.49)	(1.02)	(0.93)	(0.92)	(1.00)	(1.09)
Net asset value, end of period	$17.06	$15.58	$16.60	$20.45	$19.23	$19.89
Total return (b)	12.73%	(0.10)%	(14.65)%	11.26%	1.94%	12.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,221,601	$4,871,594	$6,026,696	$7,698,246	$5,422,433	$4,678,519
Ratio of total expenses to average net assets	0.85% (c)	0.84%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.86% (c)	6.04%	4.95%	4.54%	5.24%	5.69%
Portfolio turnover rate (d)	21%	34%	35%	27%	43%	28%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Institutional Preferred Securities and Income ETF (FPEI)

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.53	$17.26	$20.52	$19.36	$19.85	$18.75
Income from investment operations:
Net investment income (loss)	0.03 (a)	1.00 (a)	0.88	0.90	1.01	1.01
Net realized and unrealized gain (loss)	1.96	(0.72)	(3.22)	1.19	(0.50)	1.12
Total from investment operations	1.99	0.28	(2.34)	2.09	0.51	2.13
Distributions paid to shareholders from:
Net investment income	(0.51)	(0.96)	(0.87)	(0.88)	(0.97)	(1.00)
Return of capital	—	(0.05)	(0.05)	(0.05)	(0.03)	(0.03)
Total distributions	(0.51)	(1.01)	(0.92)	(0.93)	(1.00)	(1.03)
Net asset value, end of period	$18.01	$16.53	$17.26	$20.52	$19.36	$19.85
Total return (b)	12.08%	1.57%	(11.68)%	10.91%	2.76%	11.75%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,251,611	$1,041,297	$649,036	$492,418	$284,519	$235,178
Ratio of total expenses to average net assets	0.86% (c) (d)	0.86% (d)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.76% (c)	5.83%	4.89%	4.60%	5.22%	5.39%
Portfolio turnover rate (e)	17%	26%	31%	22%	48%	28%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary legal fees. If the legal fees expense was not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on NYSE Arca, Inc.

First Trust Preferred Securities and Income ETF – (ticker “FPE”)
First Trust Institutional Preferred Securities and Income ETF – (ticker “FPEI”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to seek total return and to provide current income.
Under normal market conditions, FPE seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in preferred securities and income-producing debt securities, including corporate bonds, high-yield securities (commonly referred to as “junk” bonds) and convertible securities.
Under normal market conditions, FPEI seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in institutional preferred securities and income-producing debt securities, including hybrid capital securities, contingent capital securities, U.S. and non-U.S. corporate bonds and convertible securities.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Preferred stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Bonds, notes, capital preferred securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the Secured Overnight Financing Rate (“SOFR”) as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
C. Restricted Securities
Each Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2024, each Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. Each Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
FPE
Dairy Farmers of America, Inc., 7.13%	09/15/16 - 12/08/21	$10,700,000	$93.63	$10,903,500	$10,017,875	0.19%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 03/12/18	13,700,000	98.24	13,718,626	13,458,942	0.26
Land O’ Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15 - 05/08/18	20,360,000	98.41	21,424,960	20,036,887	0.38
				$46,047,086	$43,513,704	0.83%
FPEI
Dairy Farmers of America, Inc., 7.13%	01/21/21 - 12/08/21	1,200,000	93.63	1,222,750	1,123,500	0.09
Land O’ Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18 - 01/16/24	1,131,000	98.41	1,195,611	1,113,051	0.09
				$2,418,361	$2,236,551	0.18%
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Preferred Securities and Income ETF	$330,265,462	$—	$13,534,543
First Trust Institutional Preferred Securities and Income ETF	53,643,034	—	3,014,313

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
As of October 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Preferred Securities and Income ETF	$—	$(641,800,056)	$(914,312,383)
First Trust Institutional Preferred Securities and Income ETF	—	(37,687,101)	(99,672,583)
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Preferred Securities and Income ETF	$641,800,056
First Trust Institutional Preferred Securities and Income ETF	37,687,101
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Preferred Securities and Income ETF	$5,606,169,596	$87,497,943	$(524,719,081)	$(437,221,138)
First Trust Institutional Preferred Securities and Income ETF	1,238,961,737	35,760,821	(44,026,636)	(8,265,815)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”), a majority-owned affiliate of First Trust, serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Stonebridge and its management of the investment of each Fund’s assets and will pay Stonebridge for its services as each Fund’s sub-advisor. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.425% of the average daily net assets of the Fund less the amount of Fund Expenses owed by the Sub-Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Stonebridge will be reduced to reflect the reduction in the Advisor’s management fee. First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses.
The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
Prior to November 6, 2023, First Trust also provided fund reporting services to the Fund for a flat annual fee in the amount of $9,250 per Fund, which was covered under the annual unitary management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
Effective November 6, 2023, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to November 6, 2023, the Trust had multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH was responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Preferred Securities and Income ETF	$1,081,320,208	$1,184,514,083
First Trust Institutional Preferred Securities and Income ETF	316,288,304	191,898,328
For the six months ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Preferred Securities and Income ETF	$10,201,409	$17,281,771
First Trust Institutional Preferred Securities and Income ETF	—	—
5. Borrowings
Effective February 28, 2024, the Trust, on behalf of the First Trust Preferred Securities and Income ETF, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, entered into a new Credit Agreement with BNYM as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNYM charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 28, 2024, the Trust, on behalf of the First Trust Preferred Securities and Income ETF, along with First Trust Exchange-Traded Fund IV and First Trust Series Fund, had a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Scotia charged a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2024.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2025.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund III

First Trust Managed Municipal ETF (FMB)

First Trust Managed Municipal ETF (FMB)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Managed Municipal ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Managed Municipal ETF (FMB)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Managed Municipal ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Managed Municipal ETF (FMB)
The First Trust Managed Municipal ETF’s (the “Fund”) primary investment objective is to generate current income that is exempt from regular federal income taxes and its secondary objective is long term capital appreciation. The Fund lists and principally trades its shares on Nasdaq, Inc. under the ticker symbol “FMB.” Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (5/13/14) to 4/30/24	5 Years Ended 4/30/24	Inception (5/13/14) to 4/30/24
Fund Performance
NAV	6.97%	3.14%	1.29%	2.80%	6.61%	31.66%
Market Price	7.15%	2.98%	1.25%	2.79%	6.41%	31.59%
Index Performance
Bloomberg Revenue 10 Year (8-12) Index	6.24%	1.54%	1.52%	2.59%	7.85%	28.99%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Managed Municipal ETF (FMB) (Continued)

Sector Allocation	% of Total Investments (including cash)
Hospital	10.7%
Insured	10.3
Government Obligation Bond - Unlimited
Tax	9.1
Airport	9.0
Gas	7.5
Dedicated Tax	6.5
Utility	5.0
Industrial Development Bond	4.9
Certificates of Participation	4.5
Special Assessment	4.3
Education	4.0
Continuing Care Retirement Communities	4.0
Water & Sewer	3.5
Toll Road	3.2
Government Obligation Bond - Limited
Tax	3.1
Higher Education	3.1
Tobacco	1.4
Pre-refunded/Escrowed-to-maturity	1.3
Housing	1.0
Mass Transit	0.9
Tax Increment	0.7
Student Housing	0.5
Local Housing	0.4
Hotel	0.3
Port	0.2
Other Health	0.1
Pool	0.1
Cash	0.4
Total	100.0%

Credit Quality(1)	% of Total Investments (including cash)
AAA	7.5%
AA	36.1
A	30.2
BBB	11.7
BB	3.2
B	0.3
Not Rated	10.2
Short Rated Only	0.4
Cash	0.4
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	98.1%
Net Other Assets and Liabilities(2)	1.9
Total	100.0%

(1)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

(2)	Includes variation margin on futures contracts.

Fund Performance Overview (Unaudited) (Continued)
First Trust Managed Municipal ETF (FMB) (Continued)

Performance of a $10,000 Initial Investment
May 13, 2014 - April 30, 2024

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
5/13/14
10/31/14
4/30/15
10/31/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
$13,166
$12,899
First Trust Managed Municipal ETF
Bloomberg Revenue 10 Year (8-12) Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in municipal bond investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Managed Municipal ETF (FMB)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Managed Municipal ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund:
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
Tom Byron, Senior Vice President, Senior Portfolio Manager
Shawn P. O’Leary, Senior Vice President, Senior Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Johnathan N. Wilhelm has served as portfolio manager since 2014, Tom Byron has served as portfolio manager since 2022 and Shawn P. O’Leary has served as portfolio manager since April 2024.

First Trust Managed Municipal ETF (FMB)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust Managed Municipal ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Managed Municipal ETF (FMB)
Actual	$1,000.00	$1,069.70	0.65%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.1%
	Alabama — 4.4%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$228,988
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	504,982
7,695,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	7,688,718
10,070,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	10,061,779
5,300,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	5,532,410
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser E	5.00%	06/01/26	1,014,955
1,250,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,316,991
8,600,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser A-1 (Mandatory put 01/01/31)	5.50%	11/01/53	9,191,675
2,250,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B-1 (Mandatory put 11/01/31)	5.75%	04/01/54	2,450,590
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	438,714
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	324,066
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	403,180
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	956,404
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	457,360
600,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.00%	10/01/39	647,234
1,500,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/41	1,634,974
1,550,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/44	1,670,110
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	697,845
4,000,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	3,996,776
1,000,000	Midcity Impt Dist AL Spl Assmnt Rev	4.50%	11/01/42	811,380
205,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	202,922
500,000	Mobile Cnty AL Impt Warrants (Pre-refunded maturity 08/01/25)	5.00%	08/01/30	508,895
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a)	4.00%	11/01/32	1,281,860
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a)	4.00%	11/01/34	1,352,790
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a)	4.00%	11/01/35	1,383,642
3,000,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	2,999,205
8,170,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	8,090,775
4,500,000	SE Energy Auth AL Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	4,733,819
1,500,000	SE Energy Auth AL Cmdy Sply Rev Var Proj No 3, Ser A-1 (Mandatory put 12/01/29)	5.50%	01/01/53	1,588,800
105,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B	5.00%	09/01/34	107,810
1,650,000	Univ of AL at Birmingham General Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,357,288
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alabama (Continued)
$5,000,000	W Jefferson AL Indl Dev Brd Sol Wst Disp Rev Var AL Pwr Miller Plt Var Remk (b)	4.05%	12/01/38	$5,000,000
6,000,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (b)	4.10%	08/01/63	6,000,000
				84,636,937
	Alaska — 0.1%
1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	1,846,610
450,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/39	442,973
				2,289,583
	Arizona — 2.2%
2,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (c)	5.00%	07/01/49	1,867,028
530,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (c)	4.00%	07/15/30	515,208
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (c)	4.00%	07/15/40	799,814
175,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	171,731
500,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Pebble, Ser A (c)	4.00%	07/15/30	481,120
500,000	AZ St Indl Dev Auth Edu Rev Macombs Fac Proj Sustainable Bonds, Ser A	4.00%	07/01/41	449,851
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (c)	5.00%	07/01/37	375,735
680,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (c)	5.00%	07/01/26	682,930
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (c)	5.00%	07/01/37	1,032,019
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/51	382,037
1,100,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/56	813,969
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (c)	4.00%	12/15/51	609,161
415,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bond Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	445,382
465,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bond Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	489,359
595,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	583,470
750,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/39	731,511
3,800,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/46	3,498,534
2,000,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	2,043,651
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	3,941,985
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	202,467
830,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/30	833,884
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/31	436,479
450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/32	450,775
700,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/33	699,965
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	980,960
1,025,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/35	1,016,945
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	$502,102
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	499,602
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (c)	5.00%	07/01/39	986,345
2,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (c)	5.00%	07/01/49	1,963,092
300,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (c)	4.00%	07/01/26	297,420
1,475,000	Maricopa Cnty AZ Indl Dev Auth Ref Banner Hlth Oblig Grp, Ser A	4.00%	01/01/38	1,461,196
1,475,000	Maricopa Cnty AZ Spl Hlth Care Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,554,541
225,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (c)	4.00%	07/01/26	222,056
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (c)	5.00%	07/01/35	3,666,635
5,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (c)	4.00%	12/01/41	4,050,147
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	307,772
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	307,241
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	306,838
850,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	867,850
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	684,088
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	201,595
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	884,941
				43,299,431
	Arkansas — 0.0%
350,000	Univ of Central AR Rev, Ser A, AGM	5.00%	11/01/34	363,104
	California — 7.5%
1,245,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,370,503
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	4,485,441
2,400,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,372,733
3,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	3,145,986
225,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/31	248,096
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/32	220,306
230,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/33	253,084
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$150,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/34	$155,847
250,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	257,136
450,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/32	492,548
800,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (c)	4.50%	07/01/26	797,910
460,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/32	467,874
2,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/43	2,001,404
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (c)	4.00%	07/01/26	449,599
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (c)	5.00%	07/01/32	798,884
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (c)	5.00%	07/01/40	652,138
225,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	226,687
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	415,391
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	634,946
2,025,000	CA St Infra & Econ Dev Bank Rev Brightline W Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/30/25) (b) (c)	3.95%	01/01/50	2,024,930
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (a)	5.38%	07/01/34	445,708
300,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (c)	4.00%	07/01/26	295,772
500,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (c)	5.00%	07/01/38	496,808
1,515,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	1,518,651
1,805,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	1,806,956
1,000,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/35	1,127,742
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	207,420
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A, AGM	4.00%	02/01/41	960,498
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,250,496
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	598,162
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	980,306
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,068,220
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	3,469,314
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	721,752
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs APM Proj, Ser A-P3 Proj, AMT	5.00%	06/30/28	647,615
2,750,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	2,734,552
1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Sustainable Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/40	983,788
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	996,184
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, AMT (Mandatory put 08/15/24) (b) (c)	4.13%	07/01/43	1,996,112
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A2, AMT (Mandatory put 07/15/24) (b) (c)	4.05%	11/01/42	1,499,928
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj, Ser A-1, AMT (Mandatory put 07/15/24) (b) (c)	4.05%	11/01/42	1,999,863
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$5,990,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (c)	5.00%	07/01/37	$5,992,946
1,000,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser B	4.00%	05/01/37	1,039,144
4,015,000	CA St Ref, AGM	5.25%	08/01/32	4,628,476
500,000	CA St Ref, Ser C	5.00%	09/01/32	509,687
350,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (c)	5.00%	12/01/30	356,374
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (c)	5.00%	12/01/33	466,049
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (c)	5.00%	11/01/32	510,438
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	103,550
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	201,962
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	388,197
1,500,000	Chino Vly CA Unif Sch Dist Cibs Election of 2016, Ser D	5.00%	08/01/49	1,636,606
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	328,562
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	272,458
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (c)	4.00%	07/01/56	725,275
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (c)	4.00%	07/01/56	757,759
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,196,989
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	129,764
155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	154,617
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	153,356
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	156,361
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	159,446
250,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/27	249,664
265,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/28	265,449
280,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/29	281,228
535,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/36	530,187
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS (Pre-refunded maturity 10/01/24)	5.00%	04/01/32	502,710
300,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/39	301,572
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,389,496
2,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj, Ser A	5.25%	05/01/43	2,056,738
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	188,480
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	392,991
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	134,457
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,141,547
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	837,527
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	$897,959
2,620,000	Long Beach CA Unif Sch Dist Ref	4.00%	08/01/31	2,662,930
190,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	208,633
4,000,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/39	4,218,474
1,340,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Priv Activity, Ser H, AMT	5.00%	05/15/41	1,418,526
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.00%	05/15/34	1,649,395
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.50%	05/15/35	1,711,478
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	409,432
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/36	2,107,001
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	2,181,348
3,645,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	3,977,400
3,000,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	3,239,720
1,000,000	Madera CA Unif Sch Dist Ref 2018 School Fac Proj, AGM, COPS	5.00%	09/01/42	1,097,422
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	104,416
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	331,555
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	184,209
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	157,897
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	152,611
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	173,442
2,350,000	Met Wtr Dist of Sthrn CA Wtrwks Rev, Ser A	5.00%	04/01/48	2,574,403
1,195,000	Oceanside CA Unif Sch Dist Unrefunded 2022 Cap Apprec, Ser A, AGC	(d)	08/01/24	1,183,374
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/26	112,426
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	169,296
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003- 1, Ser A	5.00%	09/01/43	502,240
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	490,772
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	214,446
225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	224,760
315,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/39	326,186
480,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/44	489,928
110,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/30	115,636
100,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/31	104,965
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	337,512
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	$555,385
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	202,370
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	280,743
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	448,103
710,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/51	588,879
260,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/30	259,736
220,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/31	219,760
315,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/32	314,470
515,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/33	513,351
615,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/35	607,057
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	530,993
1,435,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/35	1,623,396
2,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/46	2,068,213
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,088,208
7,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	7,282,608
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/40	2,072,431
700,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac & Svcs, Ser A (c)	4.00%	09/01/41	614,387
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	185,723
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	145,417
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	335,606
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	245,216
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	300,137
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	478,223
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	290,950
800,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	777,688
2,110,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	2,395,936
1,665,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/41	1,880,617
1,000,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,063,395
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	153,772
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	376,640
160,000	Tahoe Truckee CA Unif Sch Dist, BAM, COPS	4.00%	06/01/35	161,935
255,000	Tahoe Truckee CA Unif Sch Dist, BAM, COPS	4.00%	06/01/36	257,130
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	101,125
1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento CO Tocacco Secur Corp Class 1, Ser A	4.00%	06/01/37	1,002,846
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,500,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/35	$1,618,878
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego CO Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/34	1,082,161
865,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	880,627
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	307,519
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,087,174
				145,545,949
	Colorado — 6.6%
5,000,000	Adams & Weld Cntys Co Sch Dist #27J Brighton	5.00%	12/01/40	5,069,150
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	925,060
1,000,000	Bennett Ranch Met Dist #1 Co, Ser A (a)	5.00%	12/01/51	859,429
225,000	Breckenridge CO Ref, Ser B, COPS	5.00%	12/01/32	249,905
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,146,633
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	464,251
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	259,265
750,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	625,841
1,010,000	Cathedral Pines CO Met Dist Ref	5.00%	12/01/37	1,016,670
880,000	Centrl Weld Cnty CO Wtr Dist Rev, AGM	4.00%	12/01/38	891,065
400,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/49	399,989
495,000	CO Springs Co Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	503,920
1,585,000	CO Springs Co Pikes Peak Americas Mountain Enterprise Pikes Peak	5.25%	12/01/48	1,658,413
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (c)	5.00%	07/01/36	1,928,086
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/28	664,691
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/35	2,258,026
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/45	3,857,731
4,215,000	CO St Hlth Facs Auth Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/38	4,199,839
1,245,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	1,251,029
505,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A	5.00%	12/01/39	557,051
250,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	267,101
4,630,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	4,448,606
1,500,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,608,487
3,025,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	3,109,900
1,750,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	4.00%	08/01/49	1,591,753
300,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	300,593
350,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	352,550
7,580,000	CO St Hlth Facs Auth Rev Ref Scl Hlth Sys, Ser B	4.00%	01/01/40	7,539,624
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (a) (e)	5.25%	11/01/32	218,750
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$325,000	CO St Ref, COPS	4.00%	06/15/37	$330,746
2,500,000	CO St, Ser A, COPS	5.00%	12/15/34	2,807,812
1,085,000	CO St, Ser A, COPS	4.00%	12/15/37	1,102,206
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	189,056
325,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/33	340,233
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/34	522,881
330,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/35	342,792
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/36	514,143
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/32	5,259,464
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	5,221,991
750,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.25%	11/15/36	845,085
500,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.50%	11/15/41	556,105
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,035,975
1,300,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/41	1,468,308
4,465,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	4,742,539
1,500,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.50%	11/15/42	1,649,724
2,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/47	2,078,268
3,190,000	Denver City & Cnty CO Sch Dist #1 Ref, Ser B	3.50%	12/01/28	3,140,413
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	612,123
1,790,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,791,291
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (c)	5.00%	12/01/51	1,738,071
525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	536,542
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	412,234
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	226,524
200,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/39	199,459
3,235,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/49	2,940,310
1,000,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.38%	12/01/47	851,696
685,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	706,346
2,250,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/39	2,178,547
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	929,249
300,000	Larimer Weld & Boulder Cnty Co Sch Dist #R-2J Thompson	5.00%	12/15/30	325,254
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	99,638
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	172,869
2,260,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/39	2,167,408
1,170,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	1,054,688
1,700,000	Nexus N at Dia Met Dist CO	5.00%	12/01/51	1,444,966
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	152,354
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	152,056
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	156,721
2,950,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	3,006,388
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	30,164
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	448,013
1,300,000	Park Creek Met Dist Ltd Property Tax Supported Rev, Ser A, AGM	5.00%	12/01/43	1,373,081
1,150,000	Peak Met Dist #1 CO, Ser A (c)	5.00%	12/01/51	952,380
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	875,168
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,062,667
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	4.13%	12/15/27	$495,107
2,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	5.00%	12/15/41	2,477,279
700,000	Prairie Ctr Met Dist #7 CO	4.88%	12/15/44	604,479
5,235,000	Rampart Range CO Met Dist #1 Ltd Tax Supported & Spl Rev Ref & Impt, AGM	5.00%	12/01/42	5,362,834
500,000	Ravenna CO Met Dist Ref, AGM	5.00%	12/01/38	532,645
2,500,000	Riverwalk Metro Dist #2 CO, Ser A	5.00%	12/01/42	2,264,431
1,000,000	Sagebrush Farm Met Dist #1 CO Sr Bonds, Ser A	6.38%	12/01/42	1,003,719
250,000	Sand Creek CO Met Dist, AGM	5.00%	12/01/36	273,728
300,000	Sand Creek CO Met Dist, AGM	5.00%	12/01/37	325,602
300,000	Sand Creek CO Met Dist, AGM	5.00%	12/01/38	323,495
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	183,784
1,000,000	Sterling Ranch Cmnty Auth Brd CO Spl Assmnt Rev Spl Impt Dist No. 1	5.63%	12/01/43	1,014,422
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	1,919,107
500,000	Telluride CO, COPS	5.00%	12/01/43	536,897
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1	4.50%	12/01/37	712,550
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1	4.50%	12/01/42	663,915
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,348,355
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	489,307
1,500,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/50	1,259,421
				128,758,433
	Connecticut — 2.9%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	1,940,865
445,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/34	476,074
4,700,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	4,680,090
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,020,624
5,130,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/42	5,018,101
1,030,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/47	960,147
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,028,521
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,285,204
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	201,316
1,765,000	CT St Muni Elec Energy Coop Pwr Sply Sys Rev Ref, Ser A	5.00%	01/01/38	1,953,018
5,490,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	5,951,617
1,680,000	CT St Spl Tax Oblig Rev, Ser A	5.25%	07/01/43	1,888,123
1,445,000	CT St, Ser A	5.00%	04/15/29	1,520,453
5,000,000	CT St, Ser A	4.00%	01/15/37	5,129,056
5,145,000	CT St, Ser A	4.00%	04/15/37	5,199,887
5,695,000	CT St, Ser A	4.00%	01/15/38	5,794,327
4,000,000	CT St, Ser B	5.00%	06/15/25	4,070,952
625,000	Hamden CT, BAM	6.00%	08/15/33	691,350
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (c)	5.00%	04/01/39	496,283
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/36	1,599,836
4,000,000	Univ of Connecticut CT, Ser A	5.00%	02/15/39	4,304,546
				56,210,390
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Delaware — 0.7%
$3,000,000	DE St Econ Dev Auth Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc, Ser B	5.00%	11/15/43	$3,078,946
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	330,638
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/35	4,691,824
3,000,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/38	3,168,092
1,821,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (c)	5.00%	07/01/28	1,820,269
				13,089,769
	District of Columbia — 0.4%
1,640,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, AMT	5.00%	10/01/35	1,700,736
3,175,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/33	3,427,200
2,100,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/34	2,105,768
700,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/42	753,061
				7,986,765
	Florida — 6.4%
255,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	250,287
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	841,184
545,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	473,911
2,945,000	Alachua Cnty FL Hlth Facs Auth Ref Shands Teaching Hosp & Clinics Inc, Ser B-1	5.00%	12/01/37	3,060,247
1,760,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (c)	4.50%	05/01/33	1,761,183
955,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	792,317
1,250,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	1,007,365
200,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	199,162
2,725,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	2,838,453
1,450,000	Broward Cnty FL Convention Ctr Hotel Rev First Tier	5.00%	01/01/32	1,634,642
1,000,000	Buckhead Trails CDD FL Spl Assmnt	5.60%	05/01/44	984,728
1,500,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (c)	5.00%	10/01/34	1,537,455
3,850,000	Citizens Property Insurance Corp FL, Ser A1 (Pre-refunded maturity 12/01/24)	5.00%	06/01/25	3,874,304
1,840,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	1,844,366
500,000	Collier Cnty FL Indl Dev Auth Nch Hlthcare Sys Projs, Ser A, AGM	5.00%	10/01/40	541,928
800,000	Collier Cnty FL Indl Dev Auth Nch Hlthcare Sys Projs, Ser A, AGM	5.00%	10/01/42	858,336
500,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	493,531
1,000,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	4.50%	05/01/52	901,447
930,000	Cypress Mill CDD FL Spl Assmnt CDD Assmnt Area Two Proj	4.00%	06/15/40	826,906
320,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	308,141
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	828,206
995,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/52	785,426
130,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	125,014
845,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (c)	5.00%	11/01/29	855,959
1,790,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (c)	5.50%	11/01/39	1,824,806
965,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	3.40%	11/01/41	750,917
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,005,604
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,060,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/42	$1,112,862
200,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	197,361
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	152,197
310,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/35	295,506
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	373,703
750,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/55	572,873
1,000,000	FL St Dev Fin Corp Ref Brightline FL Passenger Rail Proj, AGM, AMT (f)	5.00%	07/01/44	1,041,166
2,500,000	FL St Dev Fin Corp Ref Brightline FL Passenger Rail Proj, AGM, AMT (f)	5.25%	07/01/47	2,636,319
1,000,000	Fort Pierce FL Utils Auth Ref, Ser A, AGM	5.00%	10/01/35	1,118,426
4,000,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev, Ser A, AMT	4.00%	10/01/35	4,009,304
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,023,159
105,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	105,034
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	368,989
1,000,000	Jacksonville FL Hlth Care Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,033,799
1,825,000	JEA FL Elec Sys Rev Ref Sub, Ser III B	5.00%	10/01/31	1,914,731
1,000,000	Lakeland FL Energy Sys Rev Ref	5.00%	10/01/42	1,082,509
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth (Pre-refunded maturity 11/15/24)	5.00%	11/15/33	1,238,265
1,500,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AGM	5.25%	10/01/48	1,599,677
460,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/30	456,339
300,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	317,923
1,250,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/41	1,315,289
4,225,000	Lee Memorial Hlth Sys FL Hosp Rev Ref, Ser A-1	5.00%	04/01/44	4,326,690
1,265,000	Miami FL Spl Oblg Ref Street & Sidewalk Impt Prog, Ser A, AGM (c)	5.00%	01/01/35	1,339,055
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	279,134
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,024,552
1,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A	4.00%	10/01/36	1,007,014
2,575,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,588,733
2,625,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/40	2,674,386
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/25	444,359
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	561,339
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,222,693
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/42	2,078,253
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,106,941
105,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	105,000
715,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	699,961
1,375,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,294,019
1,500,000	N River Ranch Cdd FL Capital Impt Rev Phase 1 Proj, Ser A-1	4.25%	05/01/51	1,256,351
780,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	781,428
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	$357,871
145,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/36	162,313
500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/37	554,445
1,500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/41	1,627,792
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	681,090
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	345,552
200,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/32	222,581
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	758,006
1,880,000	Pasco Cnty FL Sch Brd, Ser C, AGM, COPS	5.00%	08/01/34	2,060,790
4,250,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (c) (g)	5.88%	01/01/33	4,066,583
605,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	520,213
2,150,000	Putnam Cnty FL Dev Auth Ref Seminole Proj, Ser A	5.00%	03/15/42	2,202,724
45,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	3.50%	05/01/24	45,000
815,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.50%	05/01/40	786,085
500,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	495,733
285,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	3.25%	05/01/27	276,231
210,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	206,635
2,000,000	S Broward FL Hosp Dist Ref	4.00%	05/01/33	2,013,776
205,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/31	189,676
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	439,030
1,175,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	941,218
1,500,000	Saint Johns Cnty FL Sch Brd, Ser A, AGM, COPS	5.25%	07/01/46	1,634,415
1,500,000	Saltleaf CDD FL Capital Impt Rev	5.63%	05/01/44	1,462,244
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (c)	4.13%	06/15/39	301,504
500,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	493,277
1,745,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,698,871
1,615,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,328,130
3,635,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	2,840,203
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (c)	5.00%	03/01/30	2,251,460
105,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (c)	4.00%	11/01/24	104,810
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two A Proj	5.13%	11/01/34	2,885,153
1,250,000	Summer Woods CDD FL Spl Assmnt Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,011,851
125,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/27	129,754
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	130,238
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	216,876
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	270,856
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	270,558
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	401,169
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	297,782
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	246,598
810,000	Tern Bay CDD FL Spl Assmnt	3.13%	06/15/27	777,667
1,250,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	1,086,444
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$870,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	$861,483
45,000	Timber Creek CDD FL Spl Assmnt Rev (c)	4.13%	11/01/24	44,948
775,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/26	760,670
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/28	805,728
1,750,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	5.13%	05/01/44	1,750,713
40,000	Villamar CDD FL Spl Assmnt	3.75%	05/01/24	40,000
1,000,000	Villamar CDD FL Spl Assmnt Area Six Proj	5.50%	05/01/44	1,010,041
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	70,039
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	502,598
835,000	Westside FL CDD Spl Assmnt Rev Ref (c)	4.10%	05/01/37	773,692
1,405,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,410,499
110,000	Wildblue CDD FL Spl Assmnt (c)	3.50%	06/15/24	109,886
				124,894,665
	Georgia — 4.0%
8,980,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	8,883,276
1,000,000	Atlanta GA Arpt Rev Ref, Ser C, AMT	4.00%	07/01/39	983,387
3,000,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	3,267,658
650,000	Atlanta GA Tax Allocation Ref Eastside Proj (Pre-refunded maturity 01/01/26)	5.00%	01/01/30	665,633
3,500,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	3,510,238
1,300,000	Brookhaven Dev Auth GA Children’s Hlthcare of Atlanta, Ser A	5.00%	07/01/35	1,410,539
2,500,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (b)	4.15%	11/01/52	2,500,000
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 2nd Ser (Mandatory put 03/12/27)	3.38%	11/01/48	987,036
6,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (b)	4.25%	11/01/52	6,000,000
600,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/31	667,476
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/36	281,183
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/37	278,380
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/38	274,652
1,000,000	Coweta Cnty GA Dev Auth Var Yates Proj 1st Rmkt (b)	4.15%	06/01/32	1,000,000
625,000	De Kalb GA Priv Hosp Auth Children’s Hlthcare of Atlanta, Ser B	4.00%	07/01/37	634,901
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	355,095
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	404,359
2,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	2,783,270
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	805,996
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	954,890
2,525,000	GA St Hsg & Fin Auth Rev Sf Mtge, Ser C	3.25%	12/01/33	2,339,359
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	$40,790
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	247,811
1,000,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/54	855,451
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,015,188
3,625,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	3,620,080
14,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	14,411,842
2,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/30)	5.00%	06/01/53	2,597,769
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/31)	5.00%	05/01/54	2,118,961
2,795,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/30)	5.00%	07/01/53	2,935,598
2,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	2,346,367
1,700,000	Main Street Natural Gas Inc GA Gas Supply Rev, Ser B (Mandatory put 03/01/32)	5.00%	12/01/54	1,794,222
2,500,000	Monroe Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Scherer Proj 2nd Ser Remk (Mandatory put 03/06/26)	3.88%	12/01/41	2,504,888
600,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/38	651,148
350,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3&4 Proj J, Ser A, AGM	4.00%	01/01/39	348,129
320,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3&4 Proj J, Ser A, AGM	4.00%	01/01/40	314,888
1,815,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A, BAM	5.00%	01/01/45	1,898,825
275,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/29	294,145
				76,983,430
	Guam — 0.1%
1,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	1,019,509
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	311,248
				1,330,757
	Hawaii — 0.4%
1,840,000	HI St Arpts Sys Rev, Ser A, AMT	4.00%	07/01/35	1,847,123
3,460,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	3,527,177
455,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref First Bond Resolution, Ser B	5.00%	07/01/40	484,548
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,457,546
				8,316,394
	Idaho — 0.4%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/25	998,667
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,272,164
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	990,801
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Idaho (Continued)
$2,000,000	ID St Hlth Facs Auth Rev Ref St Luke’s Hlth Sys Proj, Ser A	5.00%	03/01/34	$2,081,901
2,000,000	ID St Hsg & Fin Assn Sales Tax Rev Transprtn Expansion & Congestion Mitigation Fund, Ser A	5.00%	08/15/48	2,163,593
				7,507,126
	Illinois — 4.7%
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,044,473
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,045,410
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,122,496
1,000,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/36	1,113,370
1,250,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/37	1,377,567
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	511,234
3,435,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,629,050
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/37	538,195
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/38	534,523
2,600,000	Chicago IL Chicago Wks, Ser A	5.00%	01/01/35	2,809,219
2,000,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/41	2,117,837
560,000	Chicago IL ETM, Ser A	5.00%	01/01/27	584,492
200,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.50%	01/01/37	227,096
500,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.75%	01/01/42	559,546
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	309,635
325,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/34	354,252
3,320,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/36	3,489,412
2,100,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	2,195,676
1,500,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser A, AMT	5.00%	01/01/33	1,506,944
2,675,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/31	2,687,561
610,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	612,799
1,350,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,371,955
2,155,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/37	2,164,641
450,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	452,994
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	519,667
125,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/25	121,167
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	503,142
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	656,823
270,000	Chicago IL Ref, Ser C	5.00%	01/01/38	270,661
1,500,000	Chicago IL Unrefunded, Ser A	5.00%	01/01/27	1,545,886
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,464,157
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	506,010
240,000	IL St	5.00%	05/01/24	240,000
125,000	IL St	5.00%	06/01/27	127,908
325,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/33	344,637
850,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/34	901,588
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/35	1,023,749
300,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/36	314,179
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/39	$1,003,295
500,000	IL St Fin Auth Rev Loc Govt Prog E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	537,883
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	865,517
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	35,027
4,350,000	IL St Fin Auth Rev Township High Sch Dist #207 Proj	4.00%	12/01/38	4,381,056
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	505,791
95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	96,372
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	471,289
2,170,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore Hhdc (Mandatory put 02/01/26)	5.00%	02/01/27	2,196,226
115,000	IL St Ref, Ser B	5.00%	10/01/24	115,460
3,175,000	IL St Sales Tax Rev Junior Oblig, Ser A, BAM	3.00%	06/15/34	2,925,745
100,000	IL St Sales Tax Rev Ref Junior Oblig Build IL Bonds, Ser C	5.00%	06/15/29	108,011
500,000	IL St Toll Hwy Auth Ref Sr, Ser A	5.00%	01/01/38	570,413
1,500,000	IL St, Ser A	5.00%	12/01/26	1,548,702
2,500,000	IL St, Ser A	5.50%	03/01/42	2,723,054
2,000,000	IL St, Ser B	4.00%	12/01/37	1,962,590
750,000	IL St, Ser B	5.25%	05/01/38	820,101
1,000,000	IL St, Ser B	5.25%	05/01/39	1,086,944
6,200,000	IL St, Ser C	5.00%	11/01/29	6,473,685
1,005,000	IL St, Ser D	5.00%	11/01/24	1,009,889
325,000	IL St, Ser D	5.00%	11/01/26	335,251
1,500,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (c)	4.82%	01/01/41	1,359,759
1,175,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/39	1,277,880
700,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/40	758,369
3,635,000	Morton Grove Niles Wtr Commn IL Wtr, Ser A	5.00%	12/01/41	3,820,678
1,140,000	Moultrie Shelby & Coles Cntys IL Cmnty Unit Sch Dist #300, BAM	5.00%	12/01/43	1,173,527
875,000	Moultrie Shelby & Coles Cntys IL Cmnty Unit Sch Dist #300, BAM	5.00%	12/01/44	899,127
405,000	Peoria IL Ref, Ser C, AGM	4.00%	01/01/33	417,205
1,000,000	Piatt Champaign & DE Witt Cntys IL Cmnty Unit Sch Dist # 25 Ref, Ser B, BAM	5.00%	11/01/33	1,035,960
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	671,489
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	109,944
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	125,389
950,000	Sales Tax Securitization Corp IL Ref, Ser C	5.50%	01/01/36	1,028,733
1,025,000	Sales Tax Securitization Corp IL Ref, Ser C	5.25%	01/01/43	1,070,888
885,000	Skokie IL Park Dist, Ser A	5.00%	12/01/34	978,736
510,000	Skokie IL Park Dist, Ser A	5.00%	12/01/35	563,603
3,000,000	Tender Option Bond Trust Receipts Ctfs Putters Xm1038, Ser 2022, AGM (b) (c)	4.02%	01/01/30	3,000,000
1,560,000	Woodford Mclean & Livingston Cntys IL Cmnty United Sch Dist, Ser B, BAM	4.00%	11/01/36	1,574,050
				91,537,589
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana — 1.3%
$2,270,000	Avon IN Cmnty Sch Bldg Corp	5.00%	01/15/41	$2,452,250
3,080,000	Borden Henryville Multi Sch Bldg Corp IN	5.00%	07/15/39	3,312,931
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (c)	5.30%	01/01/32	223,045
3,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	2,978,685
1,500,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,497,825
1,555,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.00%	03/01/31	1,632,317
1,000,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.50%	03/01/39	1,069,787
2,000,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth, Ser A	5.00%	10/01/43	2,155,209
430,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	408,757
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,256,940
1,000,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/40	1,060,253
600,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (c) (g)	5.25%	07/01/28	595,756
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	509,040
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	284,121
2,800,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	2,838,159
1,080,000	Msd Warren Twp IN Vision 2005 Sch Bldg Corp Rev	3.00%	07/10/35	987,035
1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,525,838
				24,787,948
	Iowa — 0.6%
1,000,000	Altoona IA, Ser A, BAM, COPS	5.00%	06/01/33	1,076,630
720,000	Altoona IA, Ser A, BAM, COPS	5.00%	06/01/34	777,556
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,397,554
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	3,114,278
3,190,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	3,249,321
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	5.00%	06/01/32	215,885
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/35	303,404
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	196,610
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	292,419
				11,623,657
	Kansas — 0.7%
425,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	410,096
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,274,659
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,510,813
1,900,000	KS St Dept of Transprtn Hwy Rev	5.00%	09/01/35	1,926,937
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	511,728
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	639,594
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	588,835
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	511,457
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	535,038
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	608,892
1,045,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,057,675
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (c)	5.75%	09/01/39	1,929,023
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kansas (Continued)
$2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Util Sys Rev Impt, Ser A	5.00%	09/01/40	$2,012,770
475,000	Wyandotte Cnty KS Kansas City Unif Govt Util Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	476,009
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM (Pre- refunded maturity 09/01/27)	5.00%	09/01/32	158,839
				14,152,365
	Kentucky — 2.3%
5,100,000	Boyle Cnty KY Eductnl Facs Rev Ref Centre Clg, Ser A	5.25%	06/01/43	5,425,309
145,000	KY St Econ Dev Fin Auth Baptist Hlthcare System, Ser B	5.00%	08/15/28	151,255
275,000	KY St Econ Dev Fin Auth Baptist Hlthcare System, Ser B	5.00%	08/15/36	283,605
2,950,000	KY St Econ Dev Fin Auth Baptist Hlthcare System, Ser B	5.00%	08/15/46	2,975,427
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(d)	10/01/25	150,049
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	603,682
3,795,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/44	3,901,511
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	779,935
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	950,574
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,586,288
6,300,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	6,284,203
440,000	KY St Univ Proj, BAM, COPS	4.00%	11/01/46	421,638
1,500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	1,434,828
1,300,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/40	1,393,909
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/41	1,063,978
290,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sustainable Bond, Ser A	5.00%	05/15/29	317,777
16,200,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (b)	4.75%	08/01/61	16,200,000
1,000,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,001,190
				44,925,158
	Louisiana — 1.1%
1,260,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/35	1,301,467
1,520,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/36	1,559,275
6,500,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser A	4.00%	02/01/45	6,306,575
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,030,541
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	259,172
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,741,524
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,416,359
1,525,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (c)	5.00%	10/01/43	1,532,380
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	$768,541
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/29	770,192
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	205,729
1,305,000	New Orleans LA Wtr Rev (Pre-refunded maturity 12/01/25)	5.00%	12/01/34	1,337,596
1,050,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/28	1,057,230
1,000,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	995,464
1,650,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,655,537
				21,937,582
	Maryland — 1.1%
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	530,928
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	602,701
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	594,070
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	692,149
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	654,079
2,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	2,003,557
100,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.75%	06/01/24	99,771
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.80%	06/01/25	121,936
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.85%	06/01/26	129,036
550,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/36	555,682
500,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	456,975
600,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	599,384
2,490,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,557,690
5,000,000	MD St First Ser	4.00%	06/01/29	4,999,903
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/30	825,354
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	243,435
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	216,674
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	649,660
1,000,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	09/01/37	1,117,469
2,685,000	Univ Sys of MD Auxilary Fac & Tuition Rev, Ser A	4.00%	04/01/34	2,711,445
				20,361,898
	Massachusetts — 0.9%
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	2,210,170
2,155,000	MA St Bay Transprtn Auth Sales Tax Rev Sr, Ser A	5.00%	07/01/45	2,176,771
5,000,000	MA St Consolidated Loan, Ser A	5.00%	01/01/49	5,367,380
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (c)	5.00%	11/15/28	257,637
3,920,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/32	4,179,778
1,555,000	MA St Port Auth, Ser C, AMT	5.00%	07/01/31	1,658,514
2,000,000	MA St Transprtn Fund Rev Rail Enhancement Prog, Ser A	5.00%	06/01/45	2,016,928
				17,867,178
	Michigan — 3.0%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	240,159
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	500,291
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/32	$154,780
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	159,671
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	101,940
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	151,736
2,500,000	Grand Rapids MI Santn Swr Sys Rev	5.00%	01/01/43	2,593,878
2,000,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser A	5.00%	07/01/37	2,276,398
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/31	1,032,448
4,965,000	Kalamazoo MI Hosp Fin Auth Unrefunded Ref Bronson Hlthcare Grp	4.00%	05/15/36	4,974,274
3,630,000	Kentwood MI Pub Schs, Ser II, AGM	5.00%	05/01/46	3,857,465
1,195,000	Lake Shore MI Pub Schs, Ser I	5.00%	11/01/37	1,327,979
1,000,000	Marquette MI Brd of Light & Pwr Elec Util Sys Rev Ref, Ser A	5.00%	07/01/29	1,022,342
1,100,000	MI St Bldg Auth Rev Var Facs Prog Multi-Modal, Ser I (b)	3.87%	04/15/58	1,100,000
500,000	MI St Fin Auth Act 38 Facs Sr Rev Sustainable Bonds Henry Ford Hlth Detroit Util Plant Proj	5.25%	02/28/42	537,153
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	889,945
2,010,000	MI St Fin Auth Rev Henry Ford Hlth Sys, Ser A	5.00%	11/15/48	2,066,606
325,000	MI St Fin Auth Rev Loc Govt Loan Pgm Great Lakes Wtr Auth Ref 2nd Lien, Ser C	5.00%	07/01/27	328,335
2,000,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	4.00%	02/15/47	1,851,676
375,000	MI St Fin Auth Rev Prerefunded CHE Trinity Hlth Credit Grp Ref, Ser 2013-5 (Pre-refunded maturity 12/01/29)	4.00%	12/01/40	395,186
2,460,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/29	2,464,938
1,070,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/33	1,197,192
1,000,000	MI St Fin Auth Rev Ref CHE Trinity Hlth Credit Grp, Ser 2013-2 Remk 12/18/19	4.00%	12/01/35	1,016,057
1,955,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	1,901,399
665,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	640,875
2,000,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser B	5.00%	05/15/33	2,021,077
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,008,296
7,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/30	7,009,754
2,405,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/34	2,408,272
4,000,000	MI St Fin Auth Rev Ref Sr Lien Great Lakes Wtr Auth, Ser C-6	5.00%	07/01/33	4,004,977
2,500,000	MI St Fin Auth Rev Ref Sr Turbo, Ser A-2	5.00%	06/01/40	2,600,743
565,000	MI St Hosp Fin Auth Ref Ascenion Sr Credit Remk, Ser F7	5.00%	11/15/47	571,970
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	702,629
4,500,000	Univ of Michigan MI, Ser A	3.00%	04/01/28	4,439,573
				57,550,014
	Minnesota — 0.6%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	385,222
950,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/39	983,191
2,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	2,499,848
285,000	MN St Agric & Econ Devbrd HealthPartners Oblig Grp	5.00%	01/01/40	312,693
1,760,000	MN St Agric & Econ Devbrd HealthPartners Oblig Grp	5.00%	01/01/44	1,900,444
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota (Continued)
$580,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	$586,347
4,000,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	4,041,335
				10,709,080
	Mississippi — 0.7%
4,400,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj Ref MS Pwr Co Proj Remk, AMT (b)	4.10%	05/01/28	4,400,000
5,000,000	MS St Hosp Equipment & Facs Auth Baptist Memorial Hlth Care, Ser A	5.00%	09/01/41	5,023,842
2,000,000	MS St, Ser A (Pre-refunded maturity 11/01/26)	5.00%	11/01/33	2,085,799
500,000	W Rankin MS Util Auth Rev, AGM (Pre-refunded maturity 01/01/25)	5.00%	01/01/32	504,538
1,150,000	Warren Cnty MS Lease Pur Jail Proj, BAM, COPS	6.00%	09/01/43	1,326,402
				13,340,581
	Missouri — 1.4%
285,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/30	294,270
300,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/31	309,479
2,150,000	Jackson Cnty MO Consol Sch Dist #4	4.00%	03/01/31	2,194,429
2,000,000	Jackson Cnty MO Consol Sch Dist #4	5.00%	03/01/35	2,084,879
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	703,467
1,955,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/30	2,060,557
1,260,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/46	1,276,736
2,165,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Modernization, Ser A, AMT	5.00%	03/01/29	2,282,228
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	1,066,712
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	223,936
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	422,273
1,000,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/38	985,738
500,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev CoxHealth & Oblig Grp, Ser A	5.00%	11/15/37	525,395
550,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Mercy Hlth	5.50%	12/01/42	612,919
710,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	703,667
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	1,056,331
245,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/25	244,995
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	984,624
1,960,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/29	1,923,342
2,120,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/31	2,075,687
555,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	541,597
160,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/28	161,239
1,135,000	St Louis Cnty MO Pattonville Sch Dist #R-3	5.50%	03/01/39	1,272,734
1,010,000	St Louis Cnty MO Pattonville Sch Dist #R-3	5.50%	03/01/40	1,125,711
1,295,000	St Louis Cnty MO Spl Oblig Convention Ctr, Ser A	5.25%	12/01/38	1,393,215
1,900,000	St Louis MO Muni Library Dist Ref, BAM, COPS	3.00%	03/15/39	1,594,330
				28,120,490
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nebraska — 0.5%
$5,870,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	$6,152,661
3,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	3,128,852
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	508,190
				9,789,703
	Nevada — 0.8%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	773,739
2,505,000	Clark Cnty NV Arpt Rev Ref, Ser B	5.00%	07/01/38	2,676,883
1,750,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr CO Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	1,730,252
4,000,000	Clark Cnty NV Sch Dist, Ser A	5.00%	06/15/37	4,422,858
250,000	Las Vegas NV Spl Impt Dist #816 Spl Impt District No 816 Summerlin Vlg 22	2.25%	06/01/27	226,929
250,000	Las Vegas NV Spl Impt Dist #816 Spl Impt District No 816 Summerlin Vlg 22	2.50%	06/01/28	222,923
1,230,000	Las Vegas Vly NV Wtr Dist Ref Wtr Impt, Ser A	5.00%	06/01/46	1,252,504
115,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.50%	06/01/24	114,830
135,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	133,529
170,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	166,475
230,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	223,025
475,000	NV Dept of Busn & Industry NV Doral Academy, Ser A	5.00%	07/15/27	476,461
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	311,652
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	986,336
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	285,518
1,770,000	Washoe Cnty NV Hwy Rev Ref Fuel Tax	5.00%	02/01/42	1,843,505
				15,847,419
	New Jersey — 2.3%
2,000,000	Gloucester Twp NJ, Ser A, BANS	5.00%	07/25/24	2,003,665
150,000	NJ St Econ Dev Auth Mtr Vehcl Sur Rev, Ser A, NATL-RE	5.25%	07/01/24	150,118
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	467,721
2,000,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bond, Ser A	5.25%	11/01/40	2,201,451
3,250,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/39	3,440,870
3,880,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/44	4,029,592
1,050,000	NJ St Econ Dev Auth Rev Sustainable Bonds, Ser QQQ	5.00%	06/15/31	1,160,162
350,000	NJ St Econ Dev Auth Rev Sustainable Bonds, Ser QQQ	4.00%	06/15/35	356,399
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	493,902
750,000	NJ St Econ Dev Auth Wtr Facs Rev Var Ref NJ American Wtr Co Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/28)	3.75%	11/01/34	740,811
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	1,213,041
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/28	169,357
2,500,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	2,752,828
1,750,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	1,875,770
140,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	147,492
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/26	3,153,723
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	$535,172
2,250,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/31	2,407,938
1,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/34	1,067,730
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	105,701
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	235,443
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/34	1,067,730
2,000,000	NJ St Turnpike Auth Turnpike Rev, Ser A	5.00%	01/01/32	2,003,275
4,000,000	NJ St Turnpike Auth Turnpike Rev, Ser B	5.25%	01/01/49	4,383,315
945,000	Tobacco Stlmt Fing Corp NJ Ref Sub, Ser B	5.00%	06/01/46	954,320
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	518,725
1,850,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/37	1,929,362
5,505,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.25%	06/01/46	5,700,705
				45,266,318
	New Mexico — 0.4%
325,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/32	335,112
185,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/32	204,338
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	320,315
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	1,978,199
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	576,352
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/34	381,131
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	303,050
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	228,723
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	236,089
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	243,358
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	251,135
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	354,434
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	862,718
1,000,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/33	978,376
1,360,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/34	1,311,975
				8,565,305
	New York — 6.2%
3,000,000	Auburn NY, Ser B, BANS	4.50%	08/15/24	3,000,579
460,000	Buffalo NY Muni Wtr Fin Auth, Ser A, AGM	4.00%	07/01/49	437,734
415,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/36	440,386
2,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	2,050,812
2,700,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,702,087
495,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	514,409
2,000,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/42	2,057,331
5,000,000	Long Island NY Pwr Auth Elec Sys Rev Elec Sys Rev Gen, Ser A, BAM	5.00%	09/01/44	5,009,798
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	389,786
5,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	4,931,224
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,675,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Ser DD	5.00%	06/15/36	$1,677,036
175,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser EE-2	5.00%	06/15/40	185,941
3,175,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Ref Sub 2nd General Resolution, Ser DD (b)	3.90%	06/15/33	3,175,000
1,000,000	New York City NY Transitional Fin Auth Bldg Aid Rev Subord Ref, Ser S-2A	5.00%	07/15/34	1,066,873
2,000,000	New York City NY Transitional Fin Auth Rev Future Tax Sec Sub, Subser D-1	5.50%	11/01/45	2,234,573
2,700,000	New York City NY Transitional Fin Auth Rev Sub Multi Modal, Ser F-1	5.25%	02/01/53	2,924,124
10,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/37	10,123,591
2,500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	2,512,924
4,000,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-1	5.25%	08/01/40	4,476,435
5,690,000	NY NY, Ser A, Subser A-1	4.00%	08/01/40	5,649,912
5,730,000	NY NY, Ser B, Subser B-1	5.25%	10/01/39	6,438,182
2,925,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	3,252,749
3,000,000	NY NY, Ser C	5.25%	03/01/49	3,273,616
6,015,000	NY NY, Ser F-1	5.00%	03/01/42	6,463,351
450,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	457,592
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	307,593
500,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	540,663
8,000,000	NY St Dorm Auth Sales Tax Rev Ref Grp 3, Ser E	5.00%	03/15/38	8,437,115
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,582,987
2,000,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	5.25%	03/15/49	2,179,624
195,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	185,685
2,225,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/40	2,456,876
4,185,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/41	4,595,986
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	1,247,254
2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	2,874,968
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev LaGuardia Arpt Terminal C&D Redev Proj, AMT	6.00%	04/01/35	1,133,900
750,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AGM, AMT	5.50%	06/30/42	816,879
500,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AGM, AMT	5.50%	06/30/43	542,641
750,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AGM, AMT	5.50%	06/30/44	811,524
465,000	Port Auth of NY & NJ NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	467,024
5,000,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	5,095,007
4,000,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	4,046,687
150,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	145,771
2,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/48	1,779,433
2,165,000	Util Debt Securitization Auth NY Ref Restructuring Bonds, Ser TE-1	5.00%	12/15/39	2,442,840
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$750,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.25%	11/01/34	$848,264
675,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/48	762,426
500,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/49	563,438
400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	393,642
850,000	Yonkers NY, Ser F, BAM	5.00%	11/15/40	932,898
500,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	545,351
				121,182,521
	North Carolina — 0.7%
250,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/29	274,285
575,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Ref Carolinas Hlthcare Sys, Ser A	5.00%	01/15/34	590,864
890,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arpt, Ser B, AMT	5.00%	07/01/29	951,040
925,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/42	1,016,038
500,000	Charlotte NC Arpt Rev, Ser B, AMT	5.00%	07/01/40	535,276
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	774,304
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,367,180
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,010,700
900,000	NC St Capital Facs Fin Agy Stdt Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	910,833
375,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser A	5.00%	02/01/32	412,630
1,500,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	1,530,807
500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	444,549
1,500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/50	1,298,821
500,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	524,914
2,450,000	Wake Cnty NC Ltd Oblig	4.00%	03/01/38	2,509,998
				14,152,239
	Ohio — 3.1%
750,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/35	711,795
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	843,038
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	100,815
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	195,968
1,000,000	Brunswick OH City Sch Dist, BAM	5.25%	12/01/53	1,059,043
3,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 1, Ser A-2	4.00%	06/01/37	2,994,452
2,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 1, Ser A-2	4.00%	06/01/48	1,783,473
2,375,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	2,153,226
370,000	Butler Cnty OH Port Auth Econ Dev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	325,512
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	978,834
80,000	Cleveland OH Pub Pwr Sys Rev Prerefunded Ref, Ser A, AGM	5.00%	11/15/24	80,538
420,000	Cleveland OH Pub Pwr Sys Rev Unrefunded Ref, Ser A, AGM	5.00%	11/15/24	422,306
5,000,000	Columbus OH, Ser A	3.00%	07/01/27	4,872,614
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	$336,288
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	271,251
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	412,193
1,000,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	787,606
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,015,151
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,053,195
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,128,266
575,000	Miamisburg OH City Sch Dist Ref (Pre-refunded maturity 12/01/25)	5.00%	12/01/35	588,916
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	399,132
1,375,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	1,321,504
600,000	NE OH Med Univ Gen Recpts Ref, Ser A	4.00%	12/01/35	583,865
2,500,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	2,180,467
3,750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (c)	5.00%	07/01/49	3,452,762
3,000,000	OH St Air Quality Dev Auth OH Vly Electric Corp Proj Remk, Ser B, AMT (Mandatory put 10/01/29)	2.60%	06/01/41	2,629,004
1,000,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	983,947
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,104,791
1,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	1,002,160
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	1,995,730
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	930,075
1,985,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (b)	4.05%	01/15/51	1,985,000
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	347,469
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	498,992
2,500,000	OH St Hosp Rev Var Ref Hosps Hlth Sys Inc, Ser B (b)	3.97%	01/15/45	2,500,000
2,720,000	OH St Univ, Ser A	4.00%	12/01/32	2,722,228
700,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/39	782,641
1,000,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/40	1,110,805
1,000,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/41	1,106,439
2,275,000	OH St, Ser A	5.00%	02/01/34	2,332,202
2,500,000	OH St, Ser T	5.00%	05/01/32	2,622,962
550,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/39	553,309
500,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/40	500,954
1,115,000	Upper Arlington OH Spl Oblig Non Tax Rev Kingsdale Mixed Use Dev, Ser A	5.00%	12/01/40	1,182,945
				59,943,863
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma — 0.6%
$805,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	$775,015
6,000,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (c)	7.25%	09/01/51	5,948,061
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,032,224
2,305,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City Del City Pub Schs Proj, BAM	5.00%	10/01/43	2,472,845
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,000,272
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	250,584
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,068,814
				12,547,815
	Oregon — 0.8%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	459,180
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	168,231
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	251,684
2,200,000	Clackamas Cnty OR Sch Dist #12 N Clackamas Ref (Pre-refunded maturity 06/15/24)	4.00%	06/15/31	2,199,950
1,250,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/34	1,353,353
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,115,897
1,890,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/29	2,019,625
1,000,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/38	1,040,333
4,950,000	Tri Cnty Met Transprtn Dist OR Rev, Ser A, GARVEE	5.00%	10/01/32	5,236,573
1,000,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/47	964,849
				14,809,675
	Pennsylvania — 6.7%
1,500,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AGM, AMT	5.50%	01/01/42	1,651,530
2,300,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AGM, AMT	5.50%	01/01/43	2,521,781
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligted Grp Issue, Ser A	5.00%	04/01/32	1,572,769
3,050,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/35	3,110,182
2,180,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,211,466
2,650,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	2,650,015
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	505,562
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	466,712
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	712,663
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	998,626
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,212,167
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	424,382
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,019,908
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$765,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	$742,254
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/25	1,010,583
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/30	1,057,388
2,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds, AGM	4.00%	06/01/39	1,975,777
500,000	Colonial PA Sch Dist	5.00%	02/15/36	503,950
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	304,623
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	277,287
50,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/30	50,355
105,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/30	105,746
65,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	65,462
285,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	287,026
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,152,977
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,008,827
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,662,773
145,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	145,639
350,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	350,815
280,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/34	286,490
390,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/35	396,459
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,189,786
100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	103,677
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	118,573
715,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	721,790
895,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	904,491
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,674,817
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,018,096
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/39	1,046,700
1,735,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/40	1,806,481
550,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	426,109
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	1,781,710
405,000	Lebanon PA Auth Swr Rev Ref Sustainable Bond, BAM	4.00%	12/15/29	413,005
420,000	Lebanon PA Auth Swr Rev Ref Sustainable Bond, BAM	4.00%	12/15/30	428,246
3,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,837,664
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	496,615
300,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/35	308,175
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	563,287
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,003,908
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,002,963
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$2,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/44	$1,863,167
2,750,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser A (Mandatory put 04/03/28)	4.10%	04/01/53	2,804,823
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	484,720
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	98,882
285,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	281,587
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	583,453
140,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	140,498
540,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	547,606
1,800,000	Northampton Cnty PA Gen Purp Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	1,852,950
1,000,000	PA St Econ Dev Fing Auth Pkg Sys Rev Ref Sr Insured Capitol Region Parking Sys, Ser A, AGM	5.00%	01/01/38	1,071,554
1,250,000	PA St Econ Dev Fing Auth Pkg Sys Rev Ref Sr Insured Capitol Region Parking Sys, Ser A, AGM	5.00%	01/01/39	1,329,547
1,000,000	PA St Econ Dev Fing Auth Pkg Sys Rev Ref Sr Insured Capitol Region Parking Sys, Ser A, AGM	5.00%	01/01/40	1,058,228
2,000,000	PA St Econ Dev Fing Auth Rev PA Bridges Finco LP P3 Proj	5.00%	12/31/34	2,023,011
1,500,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.00%	07/01/42	1,524,021
50,000	PA St Econ Dev Fing Auth Rev UPMC Rev, Ser B	4.00%	03/15/40	48,465
2,000,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Rep Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 07/15/24) (b)	4.05%	04/01/49	1,999,863
2,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	2,209,166
5,835,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/36	6,418,043
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,121,247
2,810,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	2,654,848
880,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 125B, AMT	3.70%	10/01/47	741,218
5,410,000	PA St Hsg Fin Agy Sf Mtge Rev, Ser 127B	3.55%	10/01/33	5,175,988
1,000,000	PA St Turnpike Commn Turnpike Rev Ref (Forward refunding maturity 12/01/24)	5.00%	12/01/33	1,004,312
750,000	PA St Turnpike Commn Turnpike Rev Ref Subord, First Ser	5.00%	12/01/38	826,911
900,000	PA St Turnpike Commn Turnpike Rev Ref Subord, Ser 2017-3	5.00%	12/01/40	928,513
1,000,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/41	1,124,330
545,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/42	607,324
1,675,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/47	1,787,919
2,875,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A, BAM	5.00%	12/01/44	3,015,288
4,500,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A	4.00%	12/01/45	4,268,049
550,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	562,528
2,420,000	PA St Turnpike Commn Turnpike Rev, Ser B	5.00%	12/01/40	2,448,343
3,690,000	PA St, First Ser	5.00%	06/15/34	3,694,334
200,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/34	206,217
300,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/35	308,313
1,200,000	Philadelphia PA Arpt Rev Ref Priv Activity, AMT, AGM	4.00%	07/01/38	1,186,690
750,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/40	728,270
4,000,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/29	4,136,281
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	$597,944
375,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	342,233
2,425,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/41	2,058,911
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/41	1,077,120
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/42	1,071,662
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	294,378
1,760,000	Philadelphia PA Sch Dist Sustainable Bond, Ser B	5.00%	09/01/35	1,961,078
2,000,000	Philadelphia PA, Ser A	4.00%	05/01/41	1,930,867
300,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/32	331,918
205,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/34	227,385
2,000,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/40	2,230,253
3,650,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/41	4,051,666
300,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/34	307,952
325,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/35	333,425
235,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/36	240,942
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/34	258,038
300,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/35	309,333
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/36	256,440
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/42	298,184
245,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/43	241,562
105,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/28	101,652
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	130,183
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	195,711
				131,003,631
	Puerto Rico — 0.9%
5,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	4,928,093
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	380,241
1,536,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/31	1,159,257
8,258,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	8,290,091
3,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	3,427,659
				18,185,341
	Rhode Island — 0.2%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	160,108
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	340,746
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	244,202
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,137,560
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Rhode Island (Continued)
$1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	$1,477,404
35,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	35,101
				3,395,121
	South Carolina — 0.8%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	1,931,337
1,000,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/24	1,007,402
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,000,302
1,005,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	1,005,173
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,000,175
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	943,293
1,100,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	963,399
2,375,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/39	2,650,091
2,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	2,217,662
1,995,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/42	2,194,961
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	356,893
				15,270,688
	South Dakota — 0.1%
1,000,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/51	801,078
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	107,141
200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/28	189,546
640,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/32	572,516
				1,670,281
	Tennessee — 1.0%
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	268,081
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	196,689
825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	884,668
2,500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	2,570,165
550,000	Knox Cnty TN Hlth Eductnl & Hsg Fac Brd Stdt Hsg Rev Univ of TN Proj, Ser A-1, BAM	5.00%	07/01/43	580,494
930,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/42	987,265
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.25%	05/01/48	1,062,550
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,422,828
2,305,000	Met Nashville TN Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/35	2,470,282
600,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.25%	07/01/35	673,617
750,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/38	835,745
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$2,000,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 10/01/24)	5.00%	02/01/50	$2,008,156
4,000,000	TN Energy Acq Corp Cmdy Proj Rev, Ser A (Mandatory put 11/01/31)	5.00%	05/01/52	4,205,955
2,000,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,061,100
				20,227,595
	Texas — 9.8%
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	450,545
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	569,604
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	576,049
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	776,562
2,000,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	2,016,293
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/40	1,071,423
1,305,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/30	1,406,871
350,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/35	382,424
1,390,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/40	1,470,159
3,150,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	3,297,224
3,735,000	Austin TX Ref	3.15%	09/01/28	3,611,935
1,500,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/42	1,558,504
1,860,000	Barbers Hill TX Indep Sch Dist Sch Bldg	5.00%	02/15/39	1,920,138
910,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/38	911,975
305,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dist Phase #1 Proj, BAM	4.00%	09/01/29	306,708
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A (Pre-refunded maturity 07/01/25)	5.00%	01/01/29	864,468
445,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	473,774
600,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/40	593,142
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	628,632
2,200,000	Clear Creek TX Indep Sch Dist Ref, Ser A	4.00%	02/15/33	2,159,699
460,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	460,409
440,000	Clifton TX Hgr Edu Fin Corp Edu Rev Uplift Edu, Ser A	4.00%	12/01/25	434,609
415,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	465,583
2,500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/41	2,754,410
1,300,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref, Ser A	4.00%	12/01/34	1,343,347
490,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/37	464,682
505,000	Gainesville TX Ctfs Oblig	5.00%	02/15/36	558,149
535,000	Gainesville TX Ctfs Oblig	5.00%	02/15/37	586,638
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	987,547
2,240,000	Garland TX Wtr & Swr Rev Ref	5.00%	03/01/38	2,482,431
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,001,463
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,115,960
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	2,670,812
2,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	3.00%	08/15/37	1,786,662
850,000	Hidalgo Cnty TX Ctfs Oblig	5.25%	08/15/42	933,629
1,500,000	Hidalgo Cnty TX Regl Mobility Auth Toll & Vehcl Registration Sr Lien, Ser A	4.00%	12/01/37	1,461,721
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,310,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.00%	07/01/37	$2,517,797
3,770,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.25%	07/01/41	4,107,732
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,795,199
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	2,789,585
2,000,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,960,961
1,180,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,156,967
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	241,337
750,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	704,598
2,000,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,878,736
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,064,567
2,505,000	Houston TX Util Sys Rev Ref Subord First Lien, Ser B	5.00%	11/15/36	2,582,332
1,500,000	Irving TX Indep Sch Dist	5.00%	02/15/42	1,631,169
675,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (c)	3.38%	09/01/41	542,064
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (c)	4.63%	09/01/39	471,924
285,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (c)	4.35%	08/15/25	285,894
275,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (c)	4.20%	08/15/25	275,597
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (c)	5.13%	09/01/38	1,273,811
1,000,000	Leonard TX Indep Sch Dist, BAM	5.00%	02/15/42	1,066,611
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	517,539
3,795,000	Liberty Hill TX Indep Sch Dist Ref, Ser A	5.00%	02/01/36	4,250,592
330,000	Lindsay TX Indep Sch Dist	5.00%	02/15/40	360,474
400,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/37	413,835
2,125,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/38	2,191,643
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	389,965
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 06/03/24) (b)	4.10%	07/01/40	999,414
2,500,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 08/01/24) (b)	4.10%	05/01/50	2,500,000
950,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 06/03/24) (b)	4.10%	05/01/46	949,444
1,570,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/35	1,424,718
700,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (c)	4.25%	09/15/51	584,687
2,003,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impt Proj (c)	4.75%	09/15/41	1,897,897
2,150,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/32	2,233,920
2,205,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser A	5.00%	01/01/34	2,220,396
1,200,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/32	1,249,427
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.25%	01/01/38	1,121,006
5,950,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/02/38	6,011,251
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,000,000	New Hope Cultural Edu Facs Fin Corp TX Edu Rev Ref Jubilee Acad Ctr (c)	4.00%	08/15/36	$1,812,784
1,085,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Ref Childrens Hlth Sys of TX Proj, Ser A	4.00%	08/15/37	1,069,960
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,390,547
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,173,052
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/32	566,223
1,550,000	Northside TX Indep Sch Dist Ref, Ser A	4.00%	08/15/33	1,572,374
2,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/39	2,565,465
3,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/40	3,586,150
1,012,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (c)	5.13%	09/01/42	968,203
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/41	1,108,515
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/42	1,102,471
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/43	1,099,193
515,000	Robinson TX Ctfs Oblig	5.00%	08/15/36	574,596
595,000	Robinson TX Ctfs Oblig	5.00%	08/15/39	645,145
425,000	Robinson TX Ctfs Oblig	5.00%	08/15/40	458,381
4,710,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Methodist Hosp of Dallas Proj	4.00%	10/01/41	4,639,646
2,200,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	4.00%	11/15/34	2,211,073
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	2,724,223
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	813,509
1,500,000	Tarrant Cnty TX Hosp Dist	5.25%	08/15/37	1,684,651
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,006,202
4,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	4,282,506
1,500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/32	1,631,838
1,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/34	1,107,388
8,505,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	9,384,295
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.38%	06/30/37	1,878,802
1,795,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/41	1,910,513
5,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/34	5,352,130
2,450,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/36	2,591,989
2,510,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser A	5.00%	08/15/39	2,673,273
865,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	867,079
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	828,709
250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	252,510
2,175,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	5.00%	10/15/34	2,472,035
5,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	4.70%	10/15/41	5,312,399
3,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund, Ser A	4.88%	10/15/48	3,156,474
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	$154,348
4,105,000	Univ of N TX Univ Rev Ref, Ser A	5.00%	04/15/38	4,238,325
1,750,000	Univ of TX Permanent Univ Fnd Ref, Ser A	4.00%	07/01/32	1,749,311
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,568,982
500,000	Viridian TX Muni Mgmt Dist Ref Util Impt, BAM	6.00%	12/01/26	506,687
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	155,071
125,000	Viridian TX Muni Mgmt Dist Util Impt, BAM	5.00%	12/01/26	125,058
1,605,000	W Harris Cnty TX Regl Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/36	1,465,910
1,290,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AGM	4.38%	01/10/40	1,318,911
1,350,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AGM	4.50%	01/10/41	1,384,364
2,000,000	Woodsboro TX Indep Sch Dist	5.00%	08/15/43	2,153,810
				191,512,350
	Utah — 1.4%
4,400,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (c)	4.00%	03/01/51	3,210,510
2,000,000	Firefly Pub Infra Dist #1 UT Spl Assmnt Firefly Assmnt Area #1, Ser A-2 (c)	5.63%	12/01/43	2,026,232
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,396,190
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,424,116
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,540,621
4,000,000	Intermountain Pwr Agy UT Pwr Sply Rev Ref, Ser A	5.00%	07/01/42	4,318,202
1,360,000	Intermountain Pwr Agy UT Pwr Sply Rev, Ser A	5.25%	07/01/43	1,504,210
1,390,000	Jordan UT Sch Dist Sch Bldg, Ser B	5.00%	06/15/24	1,391,818
1,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	1,254,495
2,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	1,971,349
700,000	Ogden City UT Muni Bldg Auth Lease Rev, Ser A	5.00%	01/15/43	748,081
1,050,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/37	1,166,295
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/43	1,075,815
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/32	409,398
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	330,358
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (c)	5.00%	06/15/49	1,448,141
750,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/33	850,667
1,145,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A (Pre-refunded maturity 06/15/25)	5.00%	06/15/35	1,165,211
				27,231,709
	Vermont — 0.3%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	553,630
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	750,543
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	592,980
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (c)	4.63%	04/01/36	1,991,082
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,560,702
				6,448,937
	Virginia — 1.6%
2,000,000	Botetourt Cnty VA Rsdl Care Fac Rev Ref Glebe Inc, Ser A	6.00%	07/01/44	2,000,502
1,365,000	Fairfax Cnty VA Econ Dev Auth Fac Rev Sustainable Bond Cnty Fac Proj, Ser A	5.00%	10/01/39	1,507,906
5,335,000	Isle of Wight Cnty VA Econ Dev Auth Riverside Hlth Sys, AGM	5.25%	07/01/43	5,824,768
4,590,000	Loudoun Cnty VA, Ser A	4.00%	12/01/41	4,633,089
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	$192,599
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	296,525
4,585,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	4,680,786
1,000,000	VA St Res Auth Infra Rev Ref Infra VA Pooled Fing Prog, Ser C	4.00%	11/01/33	1,012,886
2,200,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/37	2,314,141
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	744,170
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,614,787
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,020,597
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	279,689
1,790,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	6.50%	09/01/43	1,972,266
1,000,000	Williamsburg VA Econ Dev Auth Stdt Hsg Rev William & Mary Proj, Ser A, AGM	5.25%	07/01/53	1,071,859
1,185,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Prerefunded Ref (Pre- refunded maturity 12/01/26)	5.00%	12/01/34	1,231,888
1,180,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Unrefunded Ref	5.00%	12/01/34	1,216,443
				31,614,901
	Washington — 3.1%
1,235,000	Benton Cnty WA Pub Util Dist #1 Ref	4.00%	11/01/36	1,248,411
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Sustainable Bond Ref & Impt, Ser S-1 (Pre-refunded maturity 11/01/25)	5.00%	11/01/35	1,280,464
945,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Mtr Ve Sustainable Bond, Ser S-1	5.00%	11/01/31	980,589
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,266,476
1,500,000	FYI Properties WA Lease Rev Ref Sustainable Bond WA Dis Proj	5.00%	06/01/38	1,569,299
585,000	Pierce Cnty WA Sch Dist #403 Bethel	5.00%	12/01/36	630,910
2,000,000	Port of Seattle WA Rev Intermediate Lien, Ser C, AMT	5.00%	05/01/30	2,058,581
2,445,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/33	2,633,534
5,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	5,249,357
1,725,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/46	1,778,565
1,895,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/35	2,049,624
2,315,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/37	2,461,362
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/39	2,111,313
1,325,000	Port of Seattle WA Rev, Ser A, AMT	5.00%	05/01/36	1,356,283
2,195,000	Seattle WA Muni Light & Pwr Rev Sustainable Bond, Ser A	4.00%	07/01/38	2,220,805
750,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/42	797,496
1,000,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/44	1,056,953
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	532,590
5,000,000	WA St Bid Grp 2, Ser 2024-A	5.00%	08/01/41	5,546,866
1,760,000	WA St Convention Ctr Pub Facs Dist Sub	4.00%	07/01/58	1,505,613
3,240,000	WA St Convention Ctr Pub Facs Dist Sub For Exchange Pur Sustainable Bd 2021 1St Priority, Ser B	4.00%	07/01/58	2,771,696
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$525,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	$478,778
305,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/28	319,994
450,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/32	484,883
2,100,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (c)	7.00%	07/01/45	2,165,929
1,580,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/38	1,659,821
2,000,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio (f)	5.50%	07/01/44	2,159,865
2,391,681	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1	3.50%	12/20/35	2,175,955
3,000,000	WA St Ref, Ser D	4.00%	07/01/39	3,055,042
4,000,000	WA St, Ser A-1	5.00%	08/01/37	4,051,636
2,000,000	WA St, Ser C	5.00%	02/01/41	2,160,858
				59,819,548
	West Virginia — 0.1%
1,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (c) (g)	4.25%	06/01/42	788,144
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,002,783
				1,790,927
	Wisconsin — 2.0%
1,255,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/36	1,281,125
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (c)	5.00%	06/15/54	1,278,114
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (c)	5.00%	07/01/40	460,336
1,060,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (c)	4.20%	07/15/27	1,042,495
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (c)	5.13%	07/15/37	1,253,010
2,750,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/51	2,094,645
1,050,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,025,768
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,729,974
2,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,838,071
1,275,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,074,827
610,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	621,044
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,010,319
2,000,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/39	1,898,250
1,200,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	1,179,044
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (c)	5.00%	10/01/43	932,839
1,500,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (c) (g)	6.50%	01/01/41	1,178,262
2,000,000	Pub Fin Auth WI Rev Sustainable Fargo Moorhead Met Area Flood Mgmnt, AMT	4.00%	03/31/56	1,611,566
600,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/37	553,976
535,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/38	480,989
2,120,000	Pub Fin Auth WI Sol Wst Disp Rev Ref Wst Mgmt Inc Proj Remk, Ser A-2, AMT (Mandatory put 08/01/24) (b)	4.10%	10/01/25	2,120,000
1,595,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/39	1,580,228
1,750,000	Pub Fin Auth WI Tax Incr Rev Miami World Ctr Proj, Ser A (c)	5.00%	06/01/41	1,743,916
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$750,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/39	$803,344
1,555,000	WI St Hlth & Eductnl Facs Auth Rev Fort Hlthcare Inc, Ser A	5.00%	10/01/36	1,687,027
1,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	1,685,410
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref ProHlth Care Oblig Grp	5.00%	08/15/31	1,177,558
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref ProHlth Care Oblig Grp	5.00%	08/15/33	175,360
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	710,993
1,890,000	WI St Hlth & Eductnl Facs Auth Rev Var Fort Hlthcare Inc, Ser B (Mandatory put 10/03/34)	5.00%	10/01/54	2,058,164
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,042,315
				38,328,969
	Wyoming — 0.2%
1,750,000	Consol Muni Elec Pwr Sys Wy Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/38	1,925,555
1,000,000	Consol Muni Elec Pwr Sys Wy Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/39	1,095,164
				3,020,719

	Total Investments — 98.1%			1,909,751,848
	(Cost $1,930,048,699)
	Net Other Assets and Liabilities — 1.9%			36,898,004
	Net Assets — 100.0%			$1,946,649,852
Futures Contracts at April 30, 2024 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	Short	28	Jun-2024	$(3,008,250)	$86,187
Ultra 10-Year U.S. Treasury Notes	Short	445	Jun-2024	(49,047,344)	758,977
				$(52,055,594)	$845,164

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $120,394,344 or 6.2% of net assets.

(d)	Zero coupon security.
(e)	This issuer is in default and interest is not being accrued by the Fund.
(f)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2024. Interest will begin accruing on the security’s first settlement date.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2D - Restricted Securities in the Notes to Financial Statements).

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$1,909,751,848	$—	$1,909,751,848	$—
Futures Contracts**	845,164	845,164	—	—
Total	$1,910,597,012	$845,164	$1,909,751,848	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$1,909,751,848
Cash	7,237,986
Cash segregated as collateral for open futures contracts	1,305,500
Receivables:
Interest	26,947,312
Investment securities sold	8,206,538
Variation margin	292,562
Total Assets	1,953,741,746

LIABILITIES:
Payables:
Investment securities purchased	6,049,027
Investment advisory fees	1,042,867
Total Liabilities	7,091,894
NET ASSETS	$1,946,649,852

NET ASSETS consist of:
Paid-in capital	$2,134,329,520
Par value	383,500
Accumulated distributable earnings (loss)	(188,063,168)
NET ASSETS	$1,946,649,852
NET ASSET VALUE, per share	$50.76
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	38,350,002
Investments, at cost	$1,930,048,699
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$36,845,578
Total investment income	36,845,578

EXPENSES:
Investment advisory fees	6,277,266
Total expenses	6,277,266
NET INVESTMENT INCOME (LOSS)	30,568,312

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,344,794)
Futures contracts	(2,455,314)
Net realized gain (loss)	(9,800,108)
Net change in unrealized appreciation (depreciation) on:
Investments	107,929,006
Futures contracts	(3,025,383)
Net change in unrealized appreciation (depreciation)	104,903,623
NET REALIZED AND UNREALIZED GAIN (LOSS)	95,103,515
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$125,671,827
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$30,568,312	$56,871,145
Net realized gain (loss)	(9,800,108)	(28,931,451)
Net change in unrealized appreciation (depreciation)	104,903,623	23,234,895
Net increase (decrease) in net assets resulting from operations	125,671,827	51,174,589

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(30,446,502)	(56,623,548)
Return of capital	—	(397,855)
Total distributions to shareholders	(30,446,502)	(57,021,403)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	107,022,963	299,607,198
Cost of shares redeemed	(65,627,958)	(241,542,715)
Net increase (decrease) in net assets resulting from shareholder transactions	41,395,005	58,064,483
Total increase (decrease) in net assets	136,620,330	52,217,669

NET ASSETS:
Beginning of period	1,810,029,522	1,757,811,853
End of period	$1,946,649,852	$1,810,029,522

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	37,550,002	36,350,002
Shares sold	2,100,000	6,000,000
Shares redeemed	(1,300,000)	(4,800,000)
Shares outstanding, end of period	38,350,002	37,550,002
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$48.20	$48.36	$56.51	$55.40	$55.38	$51.75
Income from investment operations:
Net investment income (loss)	0.80 (a)	1.52 (a)	1.20	1.13	1.23	1.35
Net realized and unrealized gain (loss)	2.56	(0.16)	(8.17)	1.12	0.05	3.67
Total from investment operations	3.36	1.36	(6.97)	2.25	1.28	5.02
Distributions paid to shareholders from:
Net investment income	(0.80)	(1.51)	(1.18)	(1.12)	(1.23)	(1.36)
Net realized gain	—	(0.01)	—	(0.02)	(0.03)	(0.03)
Total distributions	(0.80)	(1.52)	(1.18)	(1.14)	(1.26)	(1.39)
Net asset value, end of period	$50.76	$48.20	$48.36	$56.51	$55.40	$55.38
Total return (b)	6.97%	2.73%	(12.47)% (c)	4.06% (c)	2.33%	9.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,946,650	$1,810,030	$1,757,812	$2,393,405	$1,714,485	$1,135,258
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.65% (d)	0.60%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.17% (d)	3.01%	2.23%	1.99%	2.24%	2.53%
Portfolio turnover rate (e)	14%	35%	63%	9%	35%	26%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived by the advisor.

(c)
During the fiscal years ended October 31, 2022 and 2021, the Fund received reimbursements from the advisor in the amounts of $5,130 and
$4,688, respectively, each representing less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Managed Municipal ETF (FMB)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Managed Municipal ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMB” on Nasdaq, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The primary investment objective of the Fund is to generate current income that is exempt from regular federal income taxes and its secondary objective is long term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2024 (Unaudited)
Exchange-traded futures contracts are valued at the end of the day settlement price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2024 (Unaudited)
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2024, the Fund held $5,837,350 of when-issued or delayed-delivery securities. At April 30, 2024, the Fund had no forward purchase commitments.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $1,305,500 is shown as “Cash segregated as collateral for open futures contracts” on the Statement of Assets and Liabilities.
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2024, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2024 (Unaudited)
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	09/04/18	$600,000	$99.29	$603,294	$595,756	0.03%
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20	4,250,000	95.68	4,260,934	4,066,583	0.21
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.50%, 01/01/41	12/17/21	1,500,000	78.55	1,500,000	1,178,262	0.06
S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A, 4.25%, 06/01/42	01/18/22	1,000,000	78.81	1,002,952	788,144	0.04
				$7,367,180	$6,628,745	0.34%
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$170,078
Capital gains	—
Tax-exempt income	56,453,470
Return of capital	397,855
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(154,532,423)
Net unrealized appreciation (depreciation)	(128,756,070)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2024 (Unaudited)
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $154,532,423 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,930,048,699	$24,448,982	$(43,900,669)	$(19,451,687)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Prior to November 6, 2023, First Trust also provided fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which was covered under the annual unitary management fee. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
Effective November 6, 2023, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to November 6, 2023, the Trust had multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH was responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for the Fund.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2024 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $300,206,704 and $260,630,678, respectively.
For the six months ended April 30, 2024, the Fund had no in-kind transactions.
5. Borrowings
Effective February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, entered into a new Credit Agreement with BNYM as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNYM charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund IV and First Trust Series Fund, had a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Scotia charged a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2024.
6. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$845,164	Unrealized depreciation on futures contracts*	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2024 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(2,455,314)
Net change in unrealized appreciation (depreciation) on futures contracts	(3,025,383)
During the six months ended April 30, 2024, the notional value of futures contracts opened and closed were $302,768,989 and $399,262,059, respectively.
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and Liabilities.
7. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2024 (Unaudited)
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2025.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Managed Municipal ETF (FMB)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund III

First Trust Long/Short Equity ETF (FTLS)

First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Long/Short Equity ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Long/Short Equity ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Long/Short Equity ETF (FTLS)
The First Trust Long/Short Equity ETF’s (the “Fund”) investment objective is to seek to provide investors with long-term total return. Under normal conditions, the Fund will expose at least 80% of its net assets (including investment borrowings) to U.S. exchange-listed equity securities and/or U.S. exchange-traded funds (“ETFs”) that provide exposure to U.S. exchange-listed equity securities. The Fund pursues its investment objective by establishing long and short positions in its portfolio of U.S. exchange-listed equity securities and ETFs. The Fund’s portfolio may include U.S. exchange-listed equity securities of non-U.S. issuers, including the securities of non-U.S. issuers traded on U.S. exchanges in the form of depositary receipts.
The Fund’s portfolio is composed of both long and short positions in equity securities and ETFs. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling is a technique that will be used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying an identical security back at a later date to return to that third party.
Having both long and short positions in an equity security portfolio is a common way to create returns that are independent of market moves. One advantage of a long and short portfolio is that the long and short positions may offset one another in a manner that results in a lower net exposure to the direction of the market. In addition, cash balances arising from the use of short selling typically will be held in money market instruments.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (9/8/14) to 4/30/24	5 Years Ended 4/30/24	Inception (9/8/14) to 4/30/24
Fund Performance
NAV	13.19%	16.95%	9.08%	8.15%	54.41%	112.84%
Market Price	13.20%	16.96%	9.10%	8.16%	54.57%	112.94%
Index Performance
S&P 500® Index	20.98%	22.66%	13.19%	12.10%	85.82%	200.73%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Long/Short Equity ETF (FTLS) (Continued)

Portfolio Sector Allocation	% of Long-Term Investments - Long Positions
Information Technology	21.3%
Consumer Discretionary	18.6
Financials	12.7
Health Care	12.6
Communication Services	10.0
Industrials	9.3
Energy	7.1
Materials	4.5
Consumer Staples	3.0
Utilities	0.5
Real Estate	0.4
Total	100.0%

Portfolio Sector Allocation	% of Total Investments Sold Short
Information Technology	18.7%
Industrials	17.0
Health Care	12.5
Real Estate	9.4
Financials	7.9
Consumer Staples	7.8
Consumer Discretionary	7.1
Communication Services	6.6
Utilities	5.1
Materials	5.0
Energy	2.9
Total	100.0%

Top Ten Investments - Long Positions	% of Net Assets
Microsoft Corp.	3.9%
NVIDIA Corp.	3.5
Apple, Inc.	3.3
Amazon.com, Inc.	2.1
Citigroup, Inc.	2.0
Starbucks Corp.	1.8
AbbVie, Inc.	1.7
Bristol-Myers Squibb Co.	1.5
Gilead Sciences, Inc.	1.5
Microchip Technology, Inc.	1.4
Total	22.7%

Top Ten Investments Sold Short	% of Net Assets
PepsiCo, Inc.	(0.6)%
Texas Instruments, Inc.	(0.5)
Thermo Fisher Scientific, Inc.	(0.5)
Verizon Communications Inc.	(0.5)
Boeing (The) Co.	(0.4)
Oracle Corp.	(0.4)
Humana, Inc.	(0.4)
T-Mobile US, Inc.	(0.4)
RTX Corp.	(0.4)
Marvell Technology, Inc.	(0.4)
Total	(4.5)%

Fund Allocation	% of Net Assets
Common Stocks	90.8%
Exchange-Traded Funds	1.0
Money Market Funds	6.1
Common Stocks Sold Short	(25.7)
Net Other Assets and Liabilities*	27.8
Total	100.0%

*	Includes variation margin on futures contracts.

Fund Performance Overview (Unaudited) (Continued)
First Trust Long/Short Equity ETF (FTLS) (Continued)

Performance of a $10,000 Initial Investment
September 8, 2014 - April 30, 2024

$40,000
$30,000
$20,000
$10,000
$0
$30,073
$21,284
9/8/14
10/31/14
4/30/15
10/31/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust Long/Short Equity ETF
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Report
April 30, 2024 (Unaudited)
Investment Advisor
First Trust Advisors L.P. (“First Trust”) is the investment advisor to First Trust Long/Short Equity ETF (“FTLS” or the “Fund”). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund’s portfolio and certain other services necessary for the management of the portfolio.
Portfolio Management Team
The following persons serve as the portfolio managers of the Fund:
John Gambla – CFA, Senior Portfolio Manager of First Trust, Alternatives Investment Team
Rob A. Guttschow – CFA, Senior Portfolio Manager of First Trust, Alternatives Investment Team
The portfolio managers are primarily and jointly responsible for the day to day management of the Fund. Each portfolio manager has served in such capacity for the Fund since 2014.

First Trust Long/Short Equity ETF (FTLS)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust Long/Short Equity ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (a) (b)
First Trust Long/Short Equity ETF (FTLS)
Actual	$1,000.00	$1,131.90	1.28%	$6.78
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	1.28%	$6.42

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
(b)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 90.8%
	Aerospace & Defense — 0.8%
22,295	Hexcel Corp.	$1,431,562
6,501	TransDigm Group, Inc.	8,113,443
		9,545,005
	Automobile Components — 0.1%
8,267	LCI Industries	859,603
	Automobiles — 0.5%
219,289	Li Auto, Inc., ADR (a)	5,762,915
	Banks — 4.8%
85,043	Banc of California, Inc.	1,164,239
14,729	Bank of Hawaii Corp.	834,987
44,872	Bank OZK	2,003,535
378,471	Citigroup, Inc. (b)	23,211,626
89,811	Columbia Banking System, Inc.	1,689,345
16,105	Commerce Bancshares, Inc.	880,621
14,030	Cullen/Frost Bankers, Inc.	1,463,890
10,988	Customers Bancorp, Inc. (a)	501,822
35,056	East West Bancorp, Inc.	2,611,322
1,080	First Citizens BancShares, Inc., Class A	1,821,701
26,466	First Hawaiian, Inc.	558,168
27,005	Glacier Bancorp, Inc.	977,041
19,258	Hancock Whitney Corp.	874,121
43,018	JPMorgan Chase & Co.	8,248,271
832,320	NU Holdings Ltd., Class A (a) (b)	9,038,995
		55,879,684
	Beverages — 0.0%
23,304	Vita Coco (The) Co., Inc. (a)	564,889
	Biotechnology — 5.0%
32,385	4D Molecular Therapeutics, Inc. (a)	774,973
119,539	AbbVie, Inc. (b)	19,441,823
84,248	ACADIA Pharmaceuticals, Inc. (a)	1,407,784
11,431	Alnylam Pharmaceuticals, Inc. (a)	1,645,492
21,486	Alpine Immune Sciences, Inc. (a)	1,387,781
119,012	Amicus Therapeutics, Inc. (a)	1,188,930
15,356	Arcellx, Inc. (a)	768,107
153,143	BioCryst Pharmaceuticals, Inc. (a)	632,481
7,165	Biogen, Inc. (a)	1,539,185
68,739	Exact Sciences Corp. (a)	4,079,660
259,142	Gilead Sciences, Inc. (b)	16,896,058
40,525	Halozyme Therapeutics, Inc. (a)	1,544,003
63,646	Incyte Corp. (a)	3,312,774
55,713	Intellia Therapeutics, Inc. (a)	1,192,258
48,254	Ionis Pharmaceuticals, Inc. (a)	1,990,960
22,055	Protagonist Therapeutics, Inc. (a)	553,801
		58,356,070
	Broadline Retail — 3.5%
139,393	Amazon.com, Inc. (a) (b)	24,393,775
3,104	Dillard’s, Inc., Class A	1,359,521
161,389	Etsy, Inc. (a) (b)	11,082,583
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Broadline Retail (Continued)
40,259	Global-e Online Ltd. (a)	$1,349,884
13,946	PDD Holdings, Inc., ADR (a)	1,745,760
		39,931,523
	Building Products — 1.7%
29,237	A.O. Smith Corp.	2,421,993
14,478	Advanced Drainage Systems, Inc.	2,273,046
26,873	Allegion PLC	3,266,682
2,762	CSW Industrials, Inc.	656,306
13,332	Griffon Corp.	873,513
26,573	Johnson Controls International PLC	1,729,105
55,490	Masco Corp.	3,798,291
23,296	Owens Corning	3,918,620
36,346	Zurn Elkay Water Solutions Corp.	1,136,903
		20,074,459
	Capital Markets — 0.7%
4,222	Goldman Sachs Group (The), Inc.	1,801,570
4,216	Moody’s Corp.	1,561,311
26,075	TPG, Inc.	1,123,832
178,832	XP, Inc., Class A	3,660,691
		8,147,404
	Chemicals — 1.9%
66,369	Axalta Coating Systems Ltd. (a)	2,086,641
3,885	Balchem Corp.	549,261
67,455	International Flavors & Fragrances, Inc.	5,710,066
36,571	Olin Corp.	1,911,932
60,073	PPG Industries, Inc. (b)	7,749,417
18,672	RPM International, Inc.	1,996,224
11,503	Westlake Corp.	1,695,082
		21,698,623
	Commercial Services & Supplies — 0.4%
7,830	Brink’s (The) Co.	684,812
61,870	Rollins, Inc.	2,756,927
72,264	Vestis Corp.	1,331,103
		4,772,842
	Communications Equipment — 0.4%
5,901	Arista Networks, Inc. (a)	1,513,961
23,127	NetScout Systems, Inc. (a)	445,426
541,923	Telefonaktiebolaget LM Ericsson, ADR	2,720,453
		4,679,840
	Construction & Engineering — 0.4%
39,450	API Group Corp. (a)	1,521,587
8,861	EMCOR Group, Inc.	3,164,883
		4,686,470
	Construction Materials — 0.5%
7,825	Eagle Materials, Inc.	1,961,806
12,579	Knife River Corp. (a)	983,552
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction Materials (Continued)
2,729	Martin Marietta Materials, Inc.	$1,602,114
26,176	Summit Materials, Inc., Class A (a)	1,018,246
		5,565,718
	Consumer Finance — 1.7%
131,110	Ally Financial, Inc.	5,028,068
91,551	Capital One Financial Corp. (b)	13,131,160
37,800	Synchrony Financial	1,662,444
		19,821,672
	Consumer Staples Distribution & Retail — 0.2%
28,737	Performance Food Group Co. (a)	1,950,668
	Containers & Packaging — 0.8%
10,218	AptarGroup, Inc.	1,475,275
45,922	Crown Holdings, Inc.	3,768,818
58,219	O-I Glass, Inc. (a)	870,956
75,720	Sealed Air Corp.	2,383,666
17,613	Silgan Holdings, Inc.	821,823
		9,320,538
	Diversified Consumer Services — 0.8%
26,574	Frontdoor, Inc. (a)	815,556
7,507	Grand Canyon Education, Inc. (a)	976,060
57,911	New Oriental Education & Technology Group, Inc., ADR (a)	4,464,938
242,219	TAL Education Group, ADR (a)	2,916,317
		9,172,871
	Diversified Telecommunication Services — 0.2%
36,560	Iridium Communications, Inc.	1,125,682
76,263	TELUS Corp.	1,225,547
		2,351,229
	Electric Utilities — 0.3%
26,648	NRG Energy, Inc.	1,936,510
100,137	PG&E Corp.	1,713,344
		3,649,854
	Electrical Equipment — 1.2%
7,734	Acuity Brands, Inc.	1,920,352
37,546	Generac Holdings, Inc. (a)	5,104,754
27,121	NEXTracker, Inc., Class A (a)	1,160,508
23,636	nVent Electric PLC	1,703,446
5,781	Rockwell Automation, Inc.	1,566,420
23,118	Vertiv Holdings Co., Class A	2,149,974
		13,605,454
	Electronic Equipment, Instruments & Components — 0.3%
8,656	Belden, Inc.	703,473
8,167	Fabrinet (a)	1,413,463
15,660	TD SYNNEX Corp.	1,845,374
		3,962,310
	Energy Equipment & Services — 0.1%
46,705	ChampionX Corp.	1,567,887
	Entertainment — 4.2%
62,930	Electronic Arts, Inc. (b)	7,980,782
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
67,114	Live Nation Entertainment, Inc. (a)	$5,967,106
71,946	NetEase, Inc., ADR	6,724,793
54,895	Spotify Technology S.A. (a) (b)	15,394,754
47,083	TKO Group Holdings, Inc.	4,457,348
14,531	Walt Disney (The) Co.	1,614,394
952,779	Warner Bros Discovery, Inc. (a) (b)	7,012,453
		49,151,630
	Financial Services — 2.4%
27,709	Berkshire Hathaway, Inc., Class B (a) (b)	10,992,992
65,889	Corebridge Financial, Inc.	1,750,012
47,666	Equitable Holdings, Inc.	1,759,352
12,642	Mastercard, Inc., Class A	5,704,070
24,148	Visa, Inc., Class A	6,486,394
116,836	Western Union (The) Co.	1,570,276
		28,263,096
	Food Products — 1.1%
17,536	Bunge Global S.A.	1,784,463
53,316	Hormel Foods Corp.	1,895,917
11,401	Ingredion, Inc.	1,306,441
4,325	Lancaster Colony Corp.	825,253
60,962	McCormick & Co., Inc.	4,636,770
29,477	Tyson Foods, Inc., Class A	1,787,780
		12,236,624
	Health Care Equipment & Supplies — 0.1%
18,491	AtriCure, Inc. (a)	446,003
61,207	Inmode Ltd. (a)	1,052,148
		1,498,151
	Health Care Providers & Services — 2.2%
70,743	Cardinal Health, Inc.	7,289,359
6,924	Cencora, Inc.	1,655,182
21,430	Centene Corp. (a)	1,565,676
21,772	CVS Health Corp.	1,474,182
3,226	Elevance Health, Inc.	1,705,199
21,877	Henry Schein, Inc. (a)	1,515,639
82,179	Hims & Hers Health, Inc. (a)	1,029,703
3,109	McKesson Corp.	1,670,186
4,051	Molina Healthcare, Inc. (a)	1,385,847
35,780	Quest Diagnostics, Inc.	4,944,080
9,446	Universal Health Services, Inc., Class B	1,609,882
		25,844,935
	Health Care REITs — 0.1%
49,994	CareTrust REIT, Inc.	1,235,852
	Hotels, Restaurants & Leisure — 5.9%
50,848	Aramark	1,602,220
3,846	Booking Holdings, Inc. (b)	13,276,507
22,245	Cracker Barrel Old Country Store, Inc.	1,294,437
119,284	DoorDash, Inc., Class A (a) (b)	15,418,650
335,069	DraftKings, Inc., Class A (a) (b)	13,925,468
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
11,844	Expedia Group, Inc. (a)	$1,594,558
236,068	Starbucks Corp. (b)	20,889,657
		68,001,497
	Household Durables — 1.4%
33,680	KB Home	2,181,117
63,201	Lennar Corp., Class A (b)	9,582,535
640	NVR, Inc. (a)	4,760,864
		16,524,516
	Independent Power and Renewable Electricity Producers — 0.2%
27,780	Vistra Corp.	2,106,835
	Industrial REITs — 0.1%
30,779	First Industrial Realty Trust, Inc.	1,397,982
	Insurance — 1.0%
10,302	Allstate (The) Corp.	1,751,958
14,770	Brighthouse Financial, Inc. (a)	712,652
18,527	Globe Life, Inc.	1,411,202
21,549	Loews Corp.	1,619,407
88,369	Oscar Health, Inc., Class A (a)	1,534,970
14,574	Prudential Financial, Inc.	1,610,135
8,910	Reinsurance Group of America, Inc.	1,666,081
10,501	Selective Insurance Group, Inc.	1,067,427
		11,373,832
	Interactive Media & Services — 4.7%
89,577	Alphabet, Inc., Class A (a) (b)	14,581,344
75,383	Alphabet, Inc., Class C (a) (b)	12,411,057
33,996	Meta Platforms, Inc., Class A (b)	14,624,059
363,653	Pinterest, Inc., Class A (a) (b)	12,164,193
28,742	Yelp, Inc. (a)	1,156,578
		54,937,231
	IT Services — 0.6%
17,599	Amdocs Ltd.	1,478,140
21,173	Cognizant Technology Solutions Corp., Class A	1,390,643
116,045	Fastly, Inc., Class A (a)	1,467,969
8,244	International Business Machines Corp.	1,370,153
26,132	Twilio, Inc., Class A (a)	1,564,784
		7,271,689
	Leisure Products — 0.4%
26,155	Polaris, Inc.	2,227,360
60,363	YETI Holdings, Inc. (a)	2,156,166
		4,383,526
	Life Sciences Tools & Services — 0.5%
51,525	10X Genomics, Inc., Class A (a)	1,508,652
4,820	ICON PLC (a)	1,435,782
6,260	Medpace Holdings, Inc. (a)	2,431,071
		5,375,505
	Machinery — 1.9%
24,720	AGCO Corp.	2,822,777
508,540	CNH Industrial N.V.	5,797,356
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
7,655	Crane Co.	$1,071,776
10,064	Federal Signal Corp.	818,203
5,810	Franklin Electric Co., Inc.	559,329
12,726	IDEX Corp.	2,805,574
11,376	Middleby (The) Corp. (a)	1,580,923
20,985	Mueller Industries, Inc.	1,171,383
14,151	Oshkosh Corp.	1,588,733
8,115	Snap-on, Inc.	2,174,495
6,877	SPX Technologies, Inc. (a)	837,687
21,698	Wabash National Corp.	501,441
4,140	Watts Water Technologies, Inc., Class A	821,624
		22,551,301
	Marine Transportation — 0.1%
39,224	Star Bulk Carriers Corp.	953,928
	Metals & Mining — 0.9%
54,354	ArcelorMittal S.A.	1,359,394
301,142	Cleveland-Cliffs, Inc. (a)	5,089,300
7,752	Reliance, Inc.	2,207,149
12,424	Royal Gold, Inc.	1,492,495
		10,148,338
	Oil, Gas & Consumable Fuels — 6.4%
81,861	Antero Midstream Corp.	1,132,956
43,673	Antero Resources Corp. (a)	1,485,319
97,152	Canadian Natural Resources Ltd.	7,366,065
358,830	Cenovus Energy, Inc.	7,377,545
62,979	Cheniere Energy, Inc. (b)	9,939,346
38,172	Civitas Resources, Inc.	2,746,857
31,789	Delek US Holdings, Inc.	868,793
69,833	DHT Holdings, Inc.	797,493
59,209	Exxon Mobil Corp.	7,002,648
28,940	Hess Midstream, L.P., Class A (c)	986,854
69,921	Magnolia Oil & Gas Corp., Class A	1,752,920
8,995	Marathon Petroleum Corp.	1,634,571
58,070	Murphy Oil Corp.	2,592,245
80,350	Ovintiv, Inc.	4,123,562
71,968	PBF Energy, Inc., Class A	3,833,735
562,057	Petroleo Brasileiro S.A., ADR (b)	9,538,107
10,877	Phillips 66	1,557,695
110,661	Plains All American Pipeline, L.P. (d)	1,906,689
41,425	Scorpio Tankers, Inc.	2,914,663
37,830	SM Energy Co.	1,834,377
20,003	TORM PLC, Class A	688,703
10,793	Valero Energy Corp.	1,725,477
		73,806,620
	Paper & Forest Products — 0.1%
21,941	Louisiana-Pacific Corp.	1,605,862
	Passenger Airlines — 0.1%
9,783	Copa Holdings SA, Class A	934,277
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Care Products — 0.3%
40,451	BellRing Brands, Inc. (a)	$2,231,682
80,432	Kenvue, Inc.	1,513,730
		3,745,412
	Pharmaceuticals — 3.8%
184,654	Amylyx Pharmaceuticals, Inc. (a)	334,224
25,978	Arvinas, Inc. (a)	825,321
27,137	Axsome Therapeutics, Inc. (a)	2,001,625
401,825	Bristol-Myers Squibb Co. (b)	17,656,190
52,245	Corcept Therapeutics, Inc. (a)	1,218,353
12,504	Eli Lilly & Co. (b)	9,766,874
111,543	GSK PLC, ADR	4,622,342
30,734	Intra-Cellular Therapies, Inc. (a)	2,207,009
18,270	Pacira BioSciences, Inc. (a)	479,588
308,240	Teva Pharmaceutical Industries Ltd., ADR (a)	4,330,772
		43,442,298
	Professional Services — 0.6%
8,012	Broadridge Financial Solutions, Inc.	1,549,601
8,090	FTI Consulting, Inc. (a)	1,729,885
10,524	Insperity, Inc.	1,083,235
12,892	Leidos Holdings, Inc.	1,807,716
8,222	TriNet Group, Inc.	825,242
		6,995,679
	Real Estate Management & Development — 0.1%
68,480	DigitalBridge Group, Inc.	1,125,811
	Semiconductors & Semiconductor Equipment — 7.4%
8,124	Advanced Micro Devices, Inc. (a)	1,286,679
20,949	Ambarella, Inc. (a)	963,026
7,289	Broadcom, Inc. (b)	9,477,668
13,254	Cirrus Logic, Inc. (a)	1,173,907
170,050	Microchip Technology, Inc. (b)	15,641,199
46,921	NVIDIA Corp. (b)	40,540,682
90,201	QUALCOMM, Inc. (b)	14,959,836
25,822	Rambus, Inc. (a)	1,415,562
		85,458,559
	Software — 6.8%
59,511	Atlassian Corp., Class A (a) (b)	10,253,745
24,393	BILL Holdings, Inc. (a)	1,521,148
42,928	Clear Secure, Inc., Class A	749,952
27,528	DocuSign, Inc. (a)	1,558,085
146,800	Dropbox, Inc., Class A (a)	3,399,888
14,806	Envestnet, Inc. (a)	919,008
2,642	HubSpot, Inc. (a)	1,598,067
37,273	JFrog Ltd. (a)	1,486,447
35,106	Klaviyo, Inc., Class A (a)	786,374
81,035	Marathon Digital Holdings, Inc. (a)	1,301,422
115,265	Microsoft Corp. (b)	44,876,123
28,011	Monday.com Ltd. (a)	5,303,323
65,127	Palantir Technologies, Inc., Class A (a)	1,430,840
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
139,124	Riot Platforms, Inc. (a)	$1,406,544
42,354	Teradata Corp. (a)	1,571,333
		78,162,299
	Specialty Retail — 1.9%
95,056	Bath & Body Works, Inc.	4,317,443
90,670	Best Buy Co., Inc.	6,676,939
27,667	Boot Barn Holdings, Inc. (a)	2,945,705
17,274	Buckle (The), Inc.	645,875
139,977	Wayfair, Inc., Class A (a) (b)	7,019,847
		21,605,809
	Technology Hardware, Storage & Peripherals — 4.0%
221,137	Apple, Inc. (b)	37,666,265
12,884	Logitech International S.A.	1,009,977
53,445	NetApp, Inc.	5,462,613
1,446	Super Micro Computer, Inc. (a)	1,241,825
78,681	Xerox Holdings Corp.	1,045,671
		46,426,351
	Textiles, Apparel & Luxury Goods — 2.8%
47,020	Canada Goose Holdings, Inc. (a)	530,856
19,713	Carter’s, Inc.	1,348,566
14,755	Columbia Sportswear Co.	1,174,941
42,748	Crocs, Inc. (a)	5,316,569
9,616	Deckers Outdoor Corp. (a) (b)	7,870,407
15,954	Kontoor Brands, Inc.	990,105
26,085	Ralph Lauren Corp.	4,268,549
26,655	Skechers U.S.A., Inc., Class A (a)	1,760,563
23,029	Steven Madden Ltd.	930,602
105,568	Tapestry, Inc.	4,214,275
290,268	VF Corp.	3,616,739
		32,022,172
	Tobacco — 1.1%
294,375	Altria Group, Inc. (b)	12,896,569
	Trading Companies & Distributors — 1.2%
26,353	Beacon Roofing Supply, Inc. (a)	2,596,561
88,909	Core & Main, Inc., Class A (a)	5,020,691
9,357	SiteOne Landscape Supply, Inc. (a)	1,468,020
10,252	Watsco, Inc.	4,590,025
		13,675,297
	Transportation Infrastructure — 0.1%
1,874	Grupo Aeroportuario del Sureste SAB de CV, ADR	645,593
	Total Common Stocks	1,051,732,604
	(Cost $1,018,454,036)
EXCHANGE-TRADED FUNDS — 1.0%
	Capital Markets — 1.0%
18,460	Invesco QQQ Trust Series 1	7,837,931
18,184	Technology Select Sector SPDR Fund	3,568,974
	Total Exchange-Traded Funds	11,406,905
	(Cost $11,987,184)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 6.1%
70,586,472	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (e)	$70,586,472
(Cost $70,586,472)
	Total Investments — 97.9%	1,133,725,981
(Cost $1,101,027,692)
COMMON STOCKS SOLD SHORT — (25.7)%
Aerospace & Defense — (1.7)%
(30,321)	Boeing (The) Co. (a)	(5,089,077)
(25,820)	General Electric Co.	(4,178,192)
(7,631)	L3Harris Technologies, Inc.	(1,633,416)
(5,814)	Northrop Grumman Corp.	(2,819,964)
(46,110)	RTX Corp.	(4,681,087)
(20,462)	Spirit AeroSystems Holdings, Inc., Class A (a)	(654,784)
(6,868)	Textron, Inc.	(580,964)
(19,637,484)
Air Freight & Logistics — (0.8)%
(9,750)	C.H. Robinson Worldwide, Inc.	(692,250)
(8,210)	Expeditors International of Washington, Inc.	(913,855)
(15,648)	FedEx Corp	(4,096,334)
(24,802)	United Parcel Service Inc., Class B	(3,657,799)
(9,360,238)
Automobile Components — (0.1)%
(24,777)	Goodyear Tire & Rubber (The) Co. (a)	(296,333)
(31,337)	Mobileye Global, Inc., Class A (a)	(863,334)
(84,018)	QuantumScape Corp. (a)	(455,378)
(1,615,045)
Automobiles — (0.4)%
(250,459)	Rivian Automotive, Inc., Class A (a)	(2,229,085)
(13,244)	Tesla, Inc. (a)	(2,427,360)
(4,656,445)
Banks — (0.3)%
(82,223)	Bank of America Corp.	(3,043,073)
(13,226)	Comerica, Inc.	(663,549)
(6,395)	Webster Financial Corp.	(280,293)
(3,986,915)
Beverages — (0.9)%
(6,834)	Constellation Brands, Inc., Class A	(1,732,146)
(59,612)	Keurig Dr Pepper, Inc.	(2,008,924)
(36,492)	PepsiCo, Inc.	(6,419,308)
(10,160,378)
Broadline Retail — (0.1)%
(6,599)	eBay, Inc.	(340,112)
(30,667)	Nordstrom, Inc.	(582,980)
(5,823)	Ollie’s Bargain Outlet Holdings, Inc. (a)	(425,894)
(1,348,986)
Building Products — (0.2)%
(26,245)	Carrier Global Corp.	(1,613,805)
(6,967)	Fortune Brands Innovations, Inc.	(509,288)
(2,123,093)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Capital Markets — (0.8)%
(3,925)	BlackRock, Inc.	$(2,961,962)
(55,398)	Charles Schwab (The) Corp.	(4,096,682)
(21,153)	Franklin Resources, Inc.	(483,134)
(20,036)	Invesco Ltd.	(283,910)
(2,918)	MarketAxess Holdings, Inc.	(583,863)
(14,923)	Nasdaq, Inc.	(893,142)
(9,302,693)
Chemicals — (0.7)%
(11,019)	Air Products and Chemicals, Inc.	(2,604,230)
(24,896)	Corteva, Inc.	(1,347,620)
(22,817)	DuPont de Nemours, Inc.	(1,654,233)
(6,960)	Ecolab, Inc.	(1,574,004)
(10,963)	FMC Corp.	(646,927)
(7,827,014)
Communications Equipment — (0.3)%
(5,144)	Calix, Inc. (a)	(142,643)
(11,404)	Ciena Corp. (a)	(527,207)
(44,905)	Cisco Systems, Inc.	(2,109,637)
(9,949)	Lumentum Holdings, Inc. (a)	(435,368)
(8,646)	Viasat, Inc. (a)	(137,558)
(3,352,413)
Construction & Engineering — (0.0)%
(4,899)	AECOM	(452,472)
Consumer Finance — (0.0)%
(6,550)	OneMain Holdings, Inc.	(341,321)
Consumer Staples Distribution & Retail — (0.2)%
(25,754)	Kroger (The) Co.	(1,426,256)
(17,145)	Maplebear, Inc. (a)	(585,159)
(2,011,415)
Containers & Packaging — (0.2)%
(58,307)	Amcor PLC	(521,265)
(2,732)	Avery Dennison Corp.	(593,609)
(22,008)	International Paper Co.	(768,959)
(1,883,833)
Distributors — (0.0)%
(10,503)	LKQ Corp.	(452,994)
Diversified REITs — (0.1)%
(11,135)	WP Carey, Inc.	(610,643)
Diversified Telecommunication Services — (0.8)%
(252,606)	AT&T, Inc.	(4,266,516)
(134,437)	Verizon Communications, Inc.	(5,308,917)
(9,575,433)
Electric Utilities — (0.7)%
(9,461)	Constellation Energy Corp.	(1,759,178)
(16,049)	Edison International	(1,140,442)
(19,176)	Evergy, Inc.	(1,005,781)
(19,490)	Eversource Energy	(1,181,484)
(24,109)	FirstEnergy Corp.	(924,339)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Electric Utilities (Continued)
(2,129)	IDACORP, Inc.	$(201,787)
(8,396)	Pinnacle West Capital Corp.	(618,365)
(10,607)	PNM Resources, Inc.	(393,096)
(35,729)	PPL Corp.	(981,118)
(5,993)	Xcel Energy, Inc.	(322,004)
(8,527,594)
Electrical Equipment — (0.4)%
(38,826)	Bloom Energy Corp., Class A (a)	(432,133)
(8,767)	Eaton Corp. PLC	(2,790,185)
(34,511)	Enovix Corp. (a)	(216,039)
(20,433)	Fluence Energy, Inc. (a)	(364,525)
(6,455)	GE Vernova, Inc. (a)	(992,198)
(27,824)	Sunrun, Inc. (a)	(286,309)
(5,081,389)
Electronic Equipment, Instruments & Components — (0.4)%
(10,740)	Cognex Corp.	(446,140)
(11,286)	Coherent Corp. (a)	(616,554)
(28,377)	Corning, Inc.	(947,224)
(1,716)	Insight Enterprises, Inc. (a)	(313,290)
(8,855)	Keysight Technologies, Inc. (a)	(1,310,009)
(7,895)	Trimble, Inc. (a)	(474,253)
(2,352)	Zebra Technologies Corp., Class A (a)	(739,845)
(4,847,315)
Energy Equipment & Services — (0.3)%
(56,875)	Baker Hughes Co.	(1,855,263)
(8,547)	Halliburton Co.	(320,256)
(28,378)	TechnipFMC PLC	(727,044)
(5,290)	Valaris Ltd. (a)	(344,167)
(3,246,730)
Entertainment — (0.2)%
(4,845)	Roku, Inc. (a)	(279,363)
(13,198)	Take-Two Interactive Software, Inc. (a)	(1,884,806)
(2,164,169)
Financial Services — (0.3)%
(29,770)	Fidelity National Information Services, Inc.	(2,021,978)
(14,485)	Global Payments, Inc.	(1,778,324)
(35,439)	Marqeta, Inc., Class A (a)	(196,686)
(3,996,988)
Food Products — (0.5)%
(18,655)	Archer-Daniels-Midland Co.	(1,094,302)
(19,315)	Campbell Soup Co.	(882,889)
(9,364)	J. M. Smucker (The) Co.	(1,075,455)
(18,427)	Kellanova	(1,066,186)
(57,132)	Kraft Heinz (The) Co.	(2,205,867)
(6,324,699)
Ground Transportation — (0.5)%
(7,227)	Avis Budget Group, Inc.	(689,817)
(5,153)	JB Hunt Transport Services, Inc.	(837,723)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Ground Transportation (Continued)
(13,082)	Knight-Swift Transportation Holdings, Inc.	$(604,781)
(1,749)	Landstar System, Inc.	(305,043)
(99,282)	Lyft, Inc., Class A (a)	(1,552,771)
(7,923)	Norfolk Southern Corp.	(1,824,825)
(5,814,960)
Health Care Equipment & Supplies — (0.9)%
(20,136)	DENTSPLY SIRONA, Inc.	(604,281)
(2,334)	Dexcom, Inc. (a)	(297,328)
(18,044)	Envista Holdings Corp. (a)	(355,106)
(17,141)	GE HealthCare Technologies, Inc.	(1,306,830)
(5,163)	Glaukos Corp. (a)	(495,648)
(11,328)	Hologic, Inc. (a)	(858,323)
(6,483)	Inari Medical, Inc. (a)	(242,075)
(1,612)	Inspire Medical Systems, Inc. (a)	(389,556)
(1,712)	Insulet Corp. (a)	(294,361)
(9,741)	Intuitive Surgical, Inc. (a)	(3,610,210)
(4,173)	Masimo Corp. (a)	(560,893)
(1,300)	Penumbra, Inc. (a)	(255,411)
(6,780)	QuidelOrtho Corp. (a)	(274,929)
(1,621)	ResMed, Inc.	(346,878)
(6,731)	Solventum Corp. (a)	(437,582)
(1,764)	Teleflex, Inc.	(368,235)
(3,456)	TransMedics Group, Inc. (a)	(325,313)
(11,022,959)
Health Care Providers & Services — (0.6)%
(48,829)	agilon health, Inc. (a)	(268,559)
(4,182)	HealthEquity, Inc. (a)	(330,002)
(15,950)	Humana, Inc.	(4,818,335)
(4,913)	Laboratory Corp. of America Holdings	(989,331)
(7,751)	Premier, Inc., Class A	(161,841)
(6,568,068)
Health Care REITs — (0.3)%
(46,457)	Healthpeak Properties, Inc.	(864,565)
(16,157)	Ventas, Inc.	(715,432)
(17,082)	Welltower, Inc.	(1,627,573)
(3,207,570)
Health Care Technology — (0.1)%
(6,236)	Schrodinger, Inc. (a)	(152,034)
(6,425)	Veeva Systems, Inc., Class A (a)	(1,275,748)
(1,427,782)
Hotels, Restaurants & Leisure — (0.3)%
(10,359)	Cava Group, Inc. (a)	(745,227)
(2,463)	Choice Hotels International, Inc.	(291,274)
(3,394)	Domino’s Pizza, Inc.	(1,796,342)
(16,283)	Penn Entertainment, Inc. (a)	(269,321)
(3,102,164)
Household Durables — (0.0)%
(4,815)	Mohawk Industries, Inc. (a)	(555,266)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Household Products — (0.2)%
(8,118)	Church & Dwight Co., Inc.	$(875,851)
(7,068)	Clorox (The) Co.	(1,045,145)
(1,920,996)
Independent Power and Renewable Electricity Producers — (0.1)%
(43,791)	AES (The) Corp.	(783,859)
(9,103)	NextEra Energy Partners, L.P.	(258,161)
(1,042,020)
Industrial Conglomerates — (0.2)%
(26,924)	3M Co.	(2,598,435)
Industrial REITs — (0.1)%
(16,373)	Americold Realty Trust, Inc.	(359,715)
(1,961)	EastGroup Properties, Inc.	(304,661)
(664,376)
Insurance — (0.4)%
(14,381)	Aflac, Inc.	(1,202,971)
(5,734)	Arthur J. Gallagher & Co.	(1,345,712)
(2,661)	Everest Group Ltd.	(975,017)
(9,939)	Fidelity National Financial, Inc.	(491,980)
(2,880)	Kemper Corp.	(167,933)
(13,267)	Lemonade, Inc. (a)	(228,590)
(11,665)	Lincoln National Corp.	(318,105)
(4,361)	MetLife, Inc.	(309,980)
(5,040,288)
IT Services — (0.2)%
(11,113)	Akamai Technologies, Inc. (a)	(1,121,635)
(4,075)	VeriSign, Inc. (a)	(690,631)
(1,812,266)
Leisure Products — (0.1)%
(5,973)	Hasbro, Inc.	(366,145)
(20,168)	Topgolf Callaway Brands Corp. (a)	(323,091)
(689,236)
Life Sciences Tools & Services — (1.6)%
(9,272)	Agilent Technologies, Inc.	(1,270,635)
(39,718)	Avantor, Inc. (a)	(962,367)
(1,432)	Bio-Rad Laboratories, Inc., Class A (a)	(386,282)
(6,711)	Bio-Techne Corp.	(424,202)
(2,977)	Charles River Laboratories International, Inc. (a)	(681,733)
(16,526)	Danaher Corp.	(4,075,642)
(5,901)	IQVIA Holdings, Inc. (a)	(1,367,675)
(861)	Mettler-Toledo International, Inc. (a)	(1,058,772)
(5,162)	Revvity, Inc.	(528,950)
(9,696)	Thermo Fisher Scientific, Inc.	(5,514,309)
(2,461)	Waters Corp. (a)	(760,547)
(3,276)	West Pharmaceutical Services, Inc.	(1,171,105)
(18,202,219)
Machinery — (0.2)%
(10,099)	Fortive Corp.	(760,152)
(1,461)	Nordson Corp	(377,216)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Machinery (Continued)
(6,621)	Symbotic, Inc. (a)	$(255,372)
(5,482)	Toro (The) Co.	(480,168)
(1,872,908)
Media — (0.3)%
(11,167)	Charter Communications, Inc., Class A (a)	(2,858,082)
(10,013)	Fox Corp., Class B	(287,173)
(3,145,255)
Metals & Mining — (0.4)%
(39,532)	Alcoa Corp.	(1,389,155)
(20,316)	MP Materials Corp. (a)	(325,056)
(83,349)	Newmont Corp.	(3,387,303)
(5,101,514)
Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
(83,202)	AGNC Investment Corp.	(761,298)
Multi-Utilities — (0.5)%
(13,960)	Ameren Corp.	(1,031,225)
(26,136)	CenterPoint Energy, Inc.	(761,603)
(33,437)	Dominion Energy, Inc.	(1,704,618)
(7,383)	DTE Energy Co.	(814,493)
(27,984)	NiSource, Inc.	(779,634)
(3,847)	WEC Energy Group, Inc.	(317,916)
(5,409,489)
Office REITs — (0.2)%
(7,895)	Alexandria Real Estate Equities, Inc.	(914,793)
(10,702)	Boston Properties, Inc.	(662,347)
(8,296)	SL Green Realty Corp.	(413,390)
(18,003)	Vornado Realty Trust	(468,618)
(2,459,148)
Oil, Gas & Consumable Fuels — (0.5)%
(17,844)	CNX Resources Corp. (a)	(419,691)
(16,489)	Frontline PLC	(387,327)
(9,308)	Green Plains, Inc. (a)	(192,396)
(90,164)	Kinder Morgan, Inc.	(1,648,198)
(22,595)	Occidental Petroleum Corp.	(1,494,433)
(16,266)	Range Resources Corp	(584,112)
(478)	Texas Pacific Land Corp.	(275,472)
(58,739)	Uranium Energy Corp. (a)	(396,488)
(5,398,117)
Personal Care Products — (0.2)%
(26,766)	Coty, Inc., Class A (a)	(306,203)
(17,244)	Estee Lauder (The) Cos., Inc., Class A	(2,529,867)
(2,836,070)
Professional Services — (0.3)%
(43,582)	Alight, Inc., Class A (a)	(393,110)
(35,797)	Clarivate PLC (a)	(241,988)
(5,200)	Equifax, Inc.	(1,144,988)
(9,203)	Genpact Ltd.	(282,900)
(8,288)	KBR, Inc.	(538,223)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Professional Services (Continued)
(5,775)	Robert Half, Inc.	$(399,283)
(9,792)	TransUnion	(714,816)
(3,715,308)
Real Estate Management & Development — (0.3)%
(10,554)	CBRE Group, Inc., Class A (a)	(917,037)
(12,792)	CoStar Group, Inc. (a)	(1,170,852)
(23,940)	Zillow Group, Inc., Class C (a)	(1,019,126)
(3,107,015)
Residential REITs — (0.6)%
(25,048)	American Homes 4 Rent, Class A	(896,718)
(5,628)	AvalonBay Communities, Inc.	(1,066,900)
(7,637)	Equity LifeStyle Properties, Inc.	(460,435)
(14,277)	Equity Residential	(919,439)
(2,804)	Essex Property Trust, Inc.	(690,485)
(20,041)	Invitation Homes, Inc.	(685,402)
(6,301)	Mid-America Apartment Communities, Inc.	(819,130)
(5,341)	Sun Communities, Inc.	(594,560)
(19,533)	UDR, Inc.	(743,817)
(6,876,886)
Retail REITs — (0.2)%
(6,903)	Agree Realty Corp.	(394,990)
(17,180)	Brixmor Property Group, Inc.	(379,678)
(4,352)	Federal Realty Investment Trust	(453,348)
(10,066)	NNN REIT, Inc.	(407,975)
(8,112)	Regency Centers Corp.	(480,392)
(2,116,383)
Semiconductors & Semiconductor Equipment — (2.0)%
(14,299)	First Solar, Inc. (a)	(2,520,914)
(124,667)	Intel Corp.	(3,798,604)
(65,991)	Marvell Technology, Inc.	(4,349,467)
(23,655)	Micron Technology, Inc.	(2,672,069)
(3,676)	MKS Instruments, Inc.	(437,370)
(2,301)	Onto Innovation, Inc. (a)	(426,812)
(2,795)	Power Integrations, Inc.	(186,482)
(1,556)	SiTime Corp. (a)	(138,671)
(6,001)	SolarEdge Technologies, Inc. (a)	(351,959)
(10,795)	Teradyne, Inc.	(1,255,674)
(33,854)	Texas Instruments, Inc.	(5,972,523)
(33,768)	Wolfspeed, Inc. (a)	(912,749)
(23,023,294)
Software — (1.2)%
(7,903)	Adobe, Inc. (a)	(3,657,745)
(6,400)	Bentley Systems, Inc., Class B	(336,192)
(9,690)	DoubleVerify Holdings, Inc. (a)	(283,917)
(1,064)	Fair Isaac Corp. (a)	(1,205,863)
(5,117)	Five9, Inc. (a)	(294,586)
(16,420)	Freshworks, Inc., Class A (a)	(293,097)
(28,543)	Gen Digital, Inc.	(574,856)
(4,589)	Guidewire Software, Inc. (a)	(506,625)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Software (Continued)
(44,473)	Oracle Corp.	$(5,058,804)
(5,377)	PTC, Inc. (a)	(954,095)
(7,459)	Smartsheet, Inc., Class A (a)	(282,174)
(4,160)	Sprout Social, Inc., Class A (a)	(209,872)
(11,963)	Unity Software, Inc. (a)	(290,342)
(2,856)	Workiva, Inc. (a)	(225,053)
(14,173,221)
Specialized REITs — (0.8)%
(14,286)	American Tower Corp.	(2,450,906)
(21,378)	Crown Castle, Inc.	(2,004,829)
(13,164)	Digital Realty Trust, Inc.	(1,826,900)
(2,617)	Equinix, Inc.	(1,860,975)
(7,907)	Iron Mountain, Inc.	(612,951)
(8,756,561)
Specialty Retail — (0.8)%
(8,800)	Advance Auto Parts, Inc.	(642,224)
(11,504)	CarMax, Inc. (a)	(781,927)
(69,573)	Chewy, Inc., Class A (a)	(1,042,899)
(13,707)	Gap (The), Inc.	(281,268)
(1,341)	Lithia Motors, Inc.	(341,123)
(2,342)	O’Reilly Automotive, Inc. (a)	(2,373,055)
(3,932)	RH (a)	(971,401)
(7,425)	Tractor Supply Co.	(2,027,619)
(19,642)	Victoria’s Secret & Co. (a)	(346,092)
(8,807,608)
Technology Hardware, Storage & Peripherals — (0.7)%
(20,263)	Dell Technologies, Inc., Class C	(2,525,580)
(65,744)	Hewlett Packard Enterprise Co.	(1,117,648)
(22,601)	Pure Storage, Inc., Class A (a)	(1,139,091)
(13,629)	Seagate Technology Holdings PLC	(1,170,867)
(35,152)	Western Digital Corp. (a)	(2,489,816)
(8,443,002)
Water Utilities — (0.0)%
(8,700)	Essential Utilities, Inc.	(318,246)
Wireless Telecommunication Services — (0.4)%
(28,725)	T-Mobile US, Inc.	(4,715,783)
	Total Investments Sold Short — (25.7)%	(297,593,410)
(Proceeds $306,115,469)
	Net Other Assets and Liabilities — 27.8%	321,376,445
	Net Assets — 100.0%	$1,157,509,016
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Futures Contracts at April 30, 2024 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Russell 2000 E-mini Futures	Short	403	Jun-2024	$(40,009,840)	$2,197,048
S&P 500 E-mini Futures	Short	239	Jun-2024	(60,550,650)	1,287,195
				$(100,560,490)	$3,484,243

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At April 30, 2024, the segregated value of these securities amounts to $276,703,935.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,051,732,604	$1,051,732,604	$—	$—
Exchange-Traded Funds*	11,406,905	11,406,905	—	—
Money Market Funds	70,586,472	70,586,472	—	—
Total Investments	1,133,725,981	1,133,725,981	—	—
Futures Contracts**	3,484,243	3,484,243	—	—
Total	$1,137,210,224	$1,137,210,224	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$(297,593,410)	$(297,593,410)	$—	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$1,133,725,981
Cash	1,526,524
Restricted Cash	308,053,671
Cash segregated as collateral for open futures contracts	5,380,684
Receivables:
Capital shares sold	8,903,922
Investment securities sold	3,259,676
Variation margin	1,778,642
Dividends	1,134,038
Margin interest rebate	469,588
Reclaims	8,438
Total Assets	1,464,241,164

LIABILITIES:
Investments sold short, at value	297,593,410
Payables:
Investment securities purchased	8,181,200
Investment advisory fees	881,323
Dividends on investments sold short	76,215
Total Liabilities	306,732,148
NET ASSETS	$1,157,509,016

NET ASSETS consist of:
Paid-in capital	$1,099,976,898
Par value	195,000
Accumulated distributable earnings (loss)	57,337,118
NET ASSETS	$1,157,509,016
NET ASSET VALUE, per share	$59.36
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	19,500,002
Investments, at cost	$1,101,027,692
Investments sold short, proceeds	$306,115,469
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$7,590,717
Margin interest rebate	5,803,026
Margin interest income	161,570
Interest	14,529
Foreign withholding tax	(36,455)
Total investment income	13,533,387

EXPENSES:
Investment advisory fees	4,454,844
Dividend expense on investments sold short	1,535,477
Margin interest expense	30,515
Total expenses	6,020,836
NET INVESTMENT INCOME (LOSS)	7,512,551

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,425,981
In-kind redemptions	124,826,361
Investments sold short	(24,881,351)
Futures contracts	(13,405,110)
Foreign currency transactions	1,596
Net realized gain (loss)	88,967,477
Net change in unrealized appreciation (depreciation) on:
Investments	32,589,631
Investments sold short	(21,247,120)
Futures contracts	(884,114)
Foreign currency translation	(106)
Net change in unrealized appreciation (depreciation)	10,458,291
NET REALIZED AND UNREALIZED GAIN (LOSS)	99,425,768
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,938,319
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$7,512,551	$12,183,440
Net realized gain (loss)	88,967,477	10,077,966
Net change in unrealized appreciation (depreciation)	10,458,291	37,191,723
Net increase (decrease) in net assets resulting from operations	106,938,319	59,453,129

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(6,816,416)	(11,138,147)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	926,103,324	358,122,265
Cost of shares redeemed	(600,598,541)	(199,319,719)
Net increase (decrease) in net assets resulting from shareholder transactions	325,504,783	158,802,546
Total increase (decrease) in net assets	425,626,686	207,117,528

NET ASSETS:
Beginning of period	731,882,330	524,764,802
End of period	$1,157,509,016	$731,882,330

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	13,850,002	10,750,002
Shares sold	15,550,000	7,100,000
Shares redeemed	(9,900,000)	(4,000,000)
Shares outstanding, end of period	19,500,002	13,850,002
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$52.84	$48.82	$50.26	$41.86	$41.67	$38.47
Income from investment operations:
Net investment income (loss)	0.46 (a)	0.96 (a)	0.19	(0.10)	0.05	0.39
Net realized and unrealized gain (loss)	6.49	3.93	(1.56)	8.63	0.25	3.23
Total from investment operations	6.95	4.89	(1.37)	8.53	0.30	3.62
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.87)	(0.07)	(0.13)	(0.11)	(0.42)
Net asset value, end of period	$59.36	$52.84	$48.82	$50.26	$41.86	$41.67
Total return (b)	13.19%	10.09%	(2.74)%	20.41%	0.74%	9.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,157,509	$731,882	$524,765	$429,755	$301,375	$245,867
Ratio of total expenses to average net assets (c)	1.28% (d)	1.46%	1.41%	1.36%	1.55%	1.60%
Ratio of total expenses to average net assets excluding dividend expense and margin interest expense (c)	0.95% (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets (c)	1.60% (d)	1.86%	0.40%	(0.28)%	0.09%	1.03%
Portfolio turnover rate (e)	113%	280%	223%	250%	250%	210%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Long/Short Equity ETF (FTLS)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTLS” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The investment objective of the Fund is to seek to provide investors with long-term total return. Under normal conditions, the Fund will expose at least 80% of its net assets (including investment borrowings) to U.S. exchange-listed equity securities and/or U.S. exchange-traded funds (“ETFs”) that provide exposure to U.S. exchange-listed equity securities. The Fund pursues its investment objective by establishing long and short positions in its portfolio of U.S. exchange-listed equity securities and ETFs. The Fund’s portfolio may include U.S. exchange-listed equity securities of non-U.S. issuers, including the securities of non-U.S. issuers traded on U.S. exchanges in the form of depositary receipts. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2024 (Unaudited)
unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2024 (Unaudited)
Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with Pershing, LLC for the purpose of borrowing securities that the Fund intends to sell short. The Fund is charged interest on debit margin balances at a rate equal to the Overnight Bank Funding Rate (“OBFR”) plus 40 basis points and earns interest on credit margin balances at a rate equal to the OBFR less 30 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the OBFR less 25 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. For the six months ended April 30, 2024, the Fund had margin interest income of $161,570 and margin interest expense of $30,515, as shown on the Statement of Operations. Restricted cash in the amount of $308,053,671, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of April 30, 2024.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to gain long or short exposure to broad based equity indexes. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $5,380,684 is shown as “Cash segregated as collateral for open futures contracts” on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2024 (Unaudited)
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$11,138,147
Capital gains	—
Return of capital	—
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$1,882,185
Accumulated capital and other gain (loss)	(70,054,634)
Net unrealized appreciation (depreciation)	25,387,664
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $70,054,634 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2023, the Fund had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2024 (Unaudited)
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$794,912,223	$98,287,346	$(53,582,755)	$44,704,591
G. Expenses
Expenses, other than the investment advisory fee, dividend and interest expense on investments sold short and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, dividend expenses on investments sold short, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
Prior to November 6, 2023, First Trust also provided fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which was covered under the annual unitary management fee. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
Effective November 6, 2023, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to November 6, 2023, the Trust had multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH was responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for the Fund.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2024 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short, and in-kind transactions, were $875,676,583 and $952,674,614, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $408,348,820 and $437,326,865, respectively.
For the six months ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $916,913,618 and $597,252,041, respectively. For the six months ended April 30, 2024, the Fund had no in-kind transactions in investments sold short.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Equity Risk	Unrealized appreciation on futures contracts*	$3,484,243	Unrealized depreciation on futures contracts*	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Equity Risk Exposure
Net realized gain (loss) on futures contracts	$(13,405,110)
Net change in unrealized appreciation (depreciation) on futures contracts	(884,114)
During the six months ended April 30, 2024, the notional value of futures contracts opened and closed were $449,539,227 and $415,172,669, respectively.
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2024 (Unaudited)
“basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2025.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Long/Short Equity ETF (FTLS)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund III

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Report
April 30, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or First Trust Global Portfolios Limited (“FTGP” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Emerging Markets Local Currency Bond ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
The First Trust Emerging Markets Local Currency Bond ETF’s (the “Fund”) investment objective is to seek maximum total return and current income. The Fund lists and principally trades its shares on Nasdaq, Inc. (“Nasdaq”) under the ticker symbol “FEMB.” Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities incorporated or domiciled in emerging market countries that are denominated in the local currency of the issuer. In implementing the Fund’s investment strategy, First Trust Global Portfolios Limited (the “Sub-Advisor”) seeks to provide current income and enhance capital, while minimizing volatility.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (11/4/14) to 4/30/24	5 Years Ended 4/30/24	Inception (11/4/14) to 4/30/24
Fund Performance
NAV	3.69%	3.06%	-0.77%	-0.87%	-3.81%	-7.92%
Market Price	3.96%	2.98%	-0.87%	-0.89%	-4.29%	-8.15%
Index Performance
Bloomberg Emerging Markets Local Currency Government - 10% Country Capped Index	4.82%	0.91%	0.07%	0.11%	0.34%	1.08%
JP Morgan GBI-EM Global Diversified Index	4.07%	1.79%	-0.27%	-0.45%	-1.32%	-4.22%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB) (Continued)

Industry Classification	% of Total Investments
Sovereigns	92.8%
Supranationals	7.2
Total	100.0%

Fund Allocation	% of Net Assets
Foreign Sovereign Bonds and Notes	93.5%
Net Other Assets and Liabilities(1)	6.5
Total	100.0%

Credit Quality(2)	% of Total Investments (including cash)
AAA	7.0%
AA	0.6
A+	3.9
A	17.1
A-	5.1
BBB+	7.4
BBB	17.8
BBB-	15.1
BB	22.5
B	0.2
Cash	3.3
Total	100.0%

Top Ten Holdings	% of Total Investments
Republic of South Africa Government Bond, 10.50%, 12/21/26	5.5%
Indonesia Treasury Bond, 9.00%, 03/15/29	4.8
Malaysia Government Bond, 3.89%, 08/15/29	4.8
Indonesia Treasury Bond, 8.38%, 09/15/26	4.3
Romania Government Bond, 6.70%, 02/25/32	4.1
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/31	3.8
Republic of South Africa Government Bond, 8.25%, 03/31/32	3.8
Thailand Government Bond, 3.35%, 06/17/33	3.6
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/29	3.6
Indonesia Treasury Bond, 7.00%, 09/15/30	3.2
Total	41.5%

(1)	Includes forward foreign currency contracts.
(2)
The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
(NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA
(highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB) (Continued)

Performance of a $10,000 Initial Investment
November 4, 2014 - April 30, 2024
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
11/4/14
4/30/15
10/31/15
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
$10,108
$9,578
$9,208
First Trust Emerging Markets Local Currency Bond ETF
Bloomberg Emerging Markets Local Currency Government - 10% Country Capped Index
JP Morgan GBI-EM Global Diversified Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Investment Sub-Advisor
First Trust Global Portfolios Limited (“FTGP”), an affiliate of First Trust, serves as investment sub-advisor to the Fund. Derek Fulton and Leonardo Da Costa are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s investment portfolio. Established in December 2011, FTGP is an SEC-registered investment advisor based in London. FTGP was established as a United Kingdom-based distributor, advisor and affiliate of First Trust and First Trust Portfolios L.P. and advises on global fixed income and currency portfolios. The global fixed income team at FTGP has experience in managing developing and emerging market fixed income portfolios for high profile European institutions.
Portfolio Management Team
Derek Fulton, Chief Executive Officer, FTGP
Leonardo Da Costa, Portfolio Manager, FTGP
The portfolio managers are primarily responsible for the day-to-day management of the Fund. Each portfolio manager has managed the Fund since 2014.
Anthony Beevers, who has served as a member of the portfolio management team since 2019, has relocated to Singapore to become an employee of First Trust Portfolios Asia Pte. Ltd. (“FTP Asia”). FTP Asia and First Trust Global Portfolios Limited (“FTGP”) are in the process of entering into a memorandum of understanding (the “MOU”) pursuant to which certain investment professionals from FTP Asia may render portfolio management, research, trading and related services to U.S. clients of FTGP, including the Fund, as associated persons of FTGP.
During the period before the MOU is executed, Mr. Beevers may, at times, serve in a research and/or advisory role to the Fund versus a portfolio management role. Mr. Beevers is expected to return to his full duties with respect to the portfolio in the third quarter of 2024 through the MOU. Derek Fulton and Leonardo Da Costa, portfolio managers of the Fund, will continue to serve as portfolio managers, and will be primarily responsible for the day-to-day management of the Fund’s portfolio during this period. The Fund does not expect any changes to its investment process or strategies during this period.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Actual	$1,000.00	$1,036.90	0.85%	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
April 30, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 93.5%
	Brazil — 10.7%
9,250,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	$1,742,500
28,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	5,167,076
31,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/31	5,528,874
23,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/33	4,040,054
				16,478,504
	Chile — 2.1%
325,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP)	4.50%	03/01/26	331,967
3,065,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP) (b) (c)	4.70%	09/01/30	2,972,560
				3,304,527
	Colombia — 4.7%
16,510,000,000	Colombian TES, Series B (COP)	7.00%	06/30/32	3,432,092
19,143,000,000	Colombian TES, Series B (COP)	7.25%	10/18/34	3,879,199
				7,311,291
	Czech Republic — 0.6%
22,740,000	Czech Republic Government Bond (CZK) (c)	2.40%	09/17/25	941,518
	Hungary — 4.7%
1,496,000,000	Hungary Government Bond (HUF)	5.50%	06/24/25	4,002,263
423,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	1,134,017
798,000,000	Hungary Government Bond (HUF)	7.00%	10/24/35	2,172,315
				7,308,595
	India — 0.3%
40,000,000	India Government Bond (INR)	6.10%	07/12/31	449,413
	Indonesia — 14.6%
97,693,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	6,181,731
105,699,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	6,988,807
76,840,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	4,679,115
62,050,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	4,125,206
8,786,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	584,914
				22,559,773
	Israel — 1.7%
2,400,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	669,931
1,850,000	Israel Government Bond - Fixed (ILS)	3.75%	02/28/29	480,260
6,900,000	Israel Government Bond - Fixed (ILS)	1.30%	04/30/32	1,438,429
				2,588,620
	Malaysia — 11.8%
12,000,000	Malaysia Government Bond (MYR)	3.90%	11/30/26	2,535,117
12,520,000	Malaysia Government Bond (MYR)	3.73%	06/15/28	2,616,856
33,185,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	6,984,435
10,400,000	Malaysia Government Bond (MYR)	4.50%	04/15/30	2,248,755
19,955,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	3,857,394
				18,242,557
	Mexico — 4.8%
85,570,000	Mexican Bonos, Series M (MXN)	7.50%	06/03/27	4,627,321
37,860,000	Mexican Bonos, Series M (MXN)	8.50%	05/31/29	2,074,761
14,500,000	Mexican Bonos, Series M (MXN)	7.50%	05/26/33	722,353
				7,424,435
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Peru — 2.6%
7,470,000	Peru Government Bond (PEN)	6.95%	08/12/31	$2,002,008
8,150,000	Peru Government Bond (PEN)	6.90%	08/12/37	2,057,439
				4,059,447
	Philippines — 2.3%
226,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	3,628,984
	Poland — 4.8%
6,172,000	Republic of Poland Government Bond (PLN)	7.50%	07/25/28	1,630,700
23,375,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	4,337,456
5,825,000	Republic of Poland Government Bond (PLN)	6.00%	10/25/33	1,464,739
				7,432,895
	Romania — 4.8%
3,560,000	Romania Government Bond (RON)	8.75%	10/30/28	828,810
27,860,000	Romania Government Bond (RON)	6.70%	02/25/32	5,947,792
3,970,000	Romania Government Bond (RON)	4.75%	10/11/34	716,938
				7,493,540
	South Africa — 11.1%
145,180,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	7,901,062
124,380,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	5,500,905
71,560,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	3,064,101
20,000,000	Republic of South Africa Government Bond (ZAR)	8.75%	01/31/44	754,254
				17,220,322
	Supranational — 6.8%
100,000,000	African Development Bank (ZAR)	(d)	04/05/46	443,828
277,020,000	Asian Development Bank (INR)	6.20%	10/06/26	3,256,000
186,000,000	European Bank for Reconstruction & Development (INR)	6.30%	10/26/27	2,174,559
125,000,000	Inter-American Development Bank (INR)	7.35%	10/06/30	1,504,232
62,000,000	International Bank for Reconstruction & Development (INR)	6.75%	07/13/29	727,069
116,000,000	International Finance Corp. (INR)	6.30%	11/25/24	1,384,873
62,500,000	International Finance Corp. (MXN)	(d)	02/22/38	979,854
				10,470,415
	Thailand — 4.9%
184,110,000	Thailand Government Bond (THB)	3.35%	06/17/33	5,199,674
85,750,000	Thailand Government Bond (THB)	3.39%	06/17/37	2,417,412
				7,617,086
	Turkey — 0.2%
11,800,000	Turkiye Government Bond (TRY)	10.60%	02/11/26	239,835

	Total Investments — 93.5%			144,771,757
	(Cost $156,970,448)
	Net Other Assets and Liabilities — 6.5%			10,039,045
	Net Assets — 100.0%			$154,810,802
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Forward Foreign Currency Contracts at April 30, 2024 (See Note 2C - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 4/30/2024	Sale Value as of 4/30/2024	Unrealized Appreciation (Depreciation)
05/22/2024	BNY	CNH	11,500,000	USD	1,581,646	$1,587,051	$1,581,646	$5,405
05/22/2024	BNS	COP	10,360,000,000	USD	2,615,897	2,631,502	2,615,897	15,605
05/22/2024	JPM	COP	6,200,000,000	USD	1,595,085	1,574,837	1,595,085	(20,248)
05/22/2024	BNY	MXN	123,600,000	USD	7,226,094	7,189,064	7,226,094	(37,030)
05/22/2024	BNS	PEN	5,900,000	USD	1,576,739	1,566,794	1,576,739	(9,945)
05/22/2024	BNS	PHP	195,300,000	USD	3,410,401	3,378,870	3,410,401	(31,531)
05/22/2024	BNY	USD	1,473,083	CZK	35,000,000	1,473,083	1,485,037	(11,954)
05/22/2024	BNS	USD	6,614,009	IDR	107,600,000,000	6,614,009	6,613,957	52
05/22/2024	BNY	USD	2,612,907	ILS	9,830,000	2,612,907	2,629,866	(16,959)
05/22/2024	BNY	USD	1,569,905	ZAR	29,900,000	1,569,905	1,585,721	(15,816)
05/22/2024	BNY	ZAR	82,000,000	USD	4,300,730	4,348,800	4,300,730	48,070
05/23/2024	BNY	USD	787,188	THB	29,000,000	787,188	784,016	3,172
Net Unrealized Appreciation (Depreciation)								$(71,179)

(a)	Principal Value is in local currency in the security description.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2024, securities noted as such amounted to $2,972,560 or 1.9% of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Zero coupon security.

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BNS	– Bank of Nova Scotia
BNY	– Bank of New York (The)
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Chinese Yuan
CNY	– China Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPM	– JPMorgan Chase and Co.
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Nuevo Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian New Leu
THB	– Thai Baht
TRY	– Turkish Lira
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments (including cash)‡
ZAR	14.1%
MYR	12.5
BRL	11.3
MXN	11.3
IDR	10.9
COP	7.9
INR	6.5
RON	5.1
PLN	5.1
HUF	5.0
PHP	4.8
THB	4.7
PEN	3.9
CNH	2.3
ILS	1.1
TRY	0.2
CNY	0.0‡‡
EUR	0.0‡‡
ILS	0.0‡‡
CZK	(0.4)
USD	(6.3)
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$144,771,757	$—	$144,771,757	$—
Forward Foreign Currency Contracts	72,304	—	72,304	—
Total	$144,844,061	$—	$144,844,061	$—

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(143,483)	$—	$(143,483)	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$144,771,757
Cash	3,824,715
Foreign currency, at value	1,052,346
Unrealized appreciation on forward foreign currency contracts	72,304
Receivables:
Investment securities sold	3,487,541
Interest	3,058,595
Reclaims	183,010
Capital shares sold	2,191
Total Assets	156,452,459

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	143,483
Payables:
Capital shares redeemed	1,369,310
Investment advisory fees	111,807
Deferred foreign capital gains tax	17,057
Total Liabilities	1,641,657
NET ASSETS	$154,810,802

NET ASSETS consist of:
Paid-in capital	$211,310,544
Par value	57,000
Accumulated distributable earnings (loss)	(56,556,742)
NET ASSETS	$154,810,802
NET ASSET VALUE, per share	$27.16
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,700,002
Investments, at cost	$156,970,448
Foreign currency, at cost (proceeds)	$1,051,303
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statement of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$5,005,753
Foreign withholding tax	(138,853)
Total investment income	4,866,900

EXPENSES:
Investment advisory fees	630,652
Total expenses	630,652
NET INVESTMENT INCOME (LOSS)	4,236,248

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,092,443)
Forward foreign currency contracts	150,946
Foreign currency transactions	80,872
Foreign capital gains tax	(3,053)
Net realized gain (loss)	(863,678)
Net change in unrealized appreciation (depreciation) on:
Investments	617,357
Forward foreign currency contracts	(291,191)
Foreign currency translation	1,092
Deferred foreign capital gains tax	(2,488)
Net change in unrealized appreciation (depreciation)	324,770
NET REALIZED AND UNREALIZED GAIN (LOSS)	(538,908)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,697,340
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$4,236,248	$7,625,309
Net realized gain (loss)	(863,678)	(11,973,890)
Net change in unrealized appreciation (depreciation)	324,770	21,104,562
Net increase (decrease) in net assets resulting from operations	3,697,340	16,755,981

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(4,147,752)	(4,460,951)
Return of capital	—	(2,920,302)
Total distributions to shareholders	(4,147,752)	(7,381,253)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	41,070,091	72,964,504
Cost of shares redeemed	(12,326,321)	(72,153,261)
Net increase (decrease) in net assets resulting from shareholder transactions	28,743,770	811,243
Total increase (decrease) in net assets	28,293,358	10,185,971

NET ASSETS:
Beginning of period	126,517,444	116,331,473
End of period	$154,810,802	$126,517,444

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,700,002	4,750,002
Shares sold	1,450,000	2,600,000
Shares redeemed	(450,000)	(2,650,000)
Shares outstanding, end of period	5,700,002	4,700,002
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.92	$24.49	$32.00	$34.36	$38.45	$36.11
Income from investment operations:
Net investment income (loss)	0.80 (a)	1.55 (a)	1.74	1.84	1.66	2.25
Net realized and unrealized gain (loss)	0.21 (b)	2.38	(7.55)	(2.25)	(3.72)	2.16
Total from investment operations	1.01	3.93	(5.81)	(0.41)	(2.06)	4.41
Distributions paid to shareholders from:
Net investment income	(0.77)	(0.91)	—	(1.48)	(0.04)	(1.94)
Return of capital	—	(0.59)	(1.70)	(0.47)	(1.99)	(0.13)
Total distributions	(0.77)	(1.50)	(1.70)	(1.95)	(2.03)	(2.07)
Net asset value, end of period	$27.16	$26.92	$24.49	$32.00	$34.36	$38.45
Total return (c)	3.69%	16.09%	(18.71)%	(1.53)%	(5.37)%	12.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$154,811	$126,517	$116,331	$259,230	$180,385	$148,045
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.71% (d)	5.65%	4.75%	4.55%	4.82%	4.91%
Portfolio turnover rate (e)	23%	76%	43%	42%	59%	25%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FEMB” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek maximum total return and current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities incorporated or domiciled in emerging market countries that are denominated in the local currency of the issuer. There can be no assurance the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2024 (Unaudited)
has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security, or economic data relating to the country of issue;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the economic, political and social prospects/developments of the country of issue and the assessment of the country’s government leaders/officials (for sovereign debt only);
14)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
15)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2024 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statement of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statements of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Fund’s Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2024 (Unaudited)
in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$4,460,951
Capital gains	—
Return of capital	2,920,302
As of October 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(37,534,045)
Net unrealized appreciation (depreciation)	(18,572,286)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, the Fund had $37,534,045 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2024 (Unaudited)
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$156,970,448	$1,863,034	$(14,132,904)	$(12,269,870)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
Prior to November 6, 2023, First Trust also provided fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust, on behalf of the Fund, and First Trust have retained First Trust Global Portfolios Limited (“FTGP” or the “Sub-Advisor”), an affiliate of First Trust, to serve as investment sub-advisor. In this capacity, FTGP is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. FTGP receives a sub-advisory fee equal to 40% of any remaining monthly unitary fee paid to the Advisor after the Fund’s average expenses accrued during the most recent twelve months are subtracted from the unitary fee for that month.
Effective November 6, 2023, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to November 6, 2023, the Trust had multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH was responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for the Fund.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2024 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $58,347,812 and $31,715,608, respectively.
For the six months ended April 30, 2024, the Fund had no in-kind transactions.
5. Borrowings
Effective February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, entered into a new Credit Agreement with BNYM as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNYM charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. Prior to February 28, 2024, the Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund IV and First Trust Series Fund, had a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Scotia charged a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2024.
6. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$72,304	Unrealized depreciation on forward foreign currency contracts	$143,483
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$150,946
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(291,191)

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2024 (Unaudited)
During the six months ended April 30, 2024, the notional value of forward foreign currency contracts opened and closed were $320,190,893 and $317,103,764, respectively.
7. Offsetting on the Statement of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
At April 30, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amount of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Forward Foreign Currency Contracts*	$72,304	$—	$72,304	$(72,304)	$—	$—

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward Foreign Currency Contracts*	$(143,483)	$—	$(143,483)	$72,304	$—	$(71,179)

*	The respective Counterparties for each contract are disclosed in the Forward Foreign Currency Contracts table in the Portfolio of Investments.
8. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2024 (Unaudited)
trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
9. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2025.
10. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
First Trust Global Portfolios Limited
Floor 2
8 Angel Court
London EC2R 7HJ
England
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended April 30, 2024

First Trust Exchange-Traded Fund III

First Trust RiverFront Dynamic Developed International ETF (RFDI)
First Trust RiverFront Dynamic Europe ETF (RFEU)
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

First Trust Exchange-Traded Fund III
Semi-Annual Report
April 30, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or RiverFront Investment Group, LLC (“RIG” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
April 30, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust RiverFront Dynamic International ETFs (the “Funds”), which contains detailed information about the Funds for the six-month period ended April 30, 2024.
On March 16, 2022, the Federal Reserve (the “Fed”) initiated the first of what have been eleven increases to the Federal Funds target rate thus far in the current cycle. Given its potential impact, financial pundits have been debating the direction and timing of the Fed’s interest rate policy ever since. In December 2023, the Fed gave some guidance, announcing that it expected to implement up to three interest rate cuts totaling 75 basis points (“bps”) in 2024. Investors responded to the news with exuberance. In the U.S., the S&P 500® Index surged by 10.56% on a total return basis in the first quarter of 2024, adding to its already stunning 26.29% total return in 2023. For comparison, the yield on the 10-Year Treasury Note (“T-Note”) stood at 3.80% on December 27, 2023, down a stunning 119 bps from its most recent high of 4.99% set just months prior on October 19, 2023. Bond yields generally move in the opposite direction of prices. Given this relationship, the decline in the 10-Year T-Note’s yield is indicative of investor’s desire to lock in higher income payments prior to the Fed reducing its policy rate.
At this point, it makes sense to step back and highlight several ways the Fed’s interest rate policy has impacted the U.S. economy. We’ll start with the good news. On April 30, 2024, inflation, as measured by the trailing 12-month rate on the Consumer Price Index, stood at 3.4%, down significantly from its most recent peak of 9.1% set in June 2022. Additionally, the higher Federal Funds target rate has been a boon for those investors with assets in fixed income, money market, and other interest-bearing accounts. The total value of assets held in U.S. money market accounts stood at $6.0 trillion on May 1, 2024, nearly double where it stood just five years ago. Notably, the weekly yield on the benchmark U.S. Treasury 3-Month Money Market Index more than doubled from 2.40% to 5.32% between the end of April 2019 and April 2024.
Now for the not-so-good news. Higher interest rates often restrict the ability of consumers and businesses to spend and finance growth, respectively. While the consumer has remained relatively unscathed thus far, evidence that they are stretching their budgets is mounting. The Federal Reserve Bank of New York reported that the total balance of U.S. credit card debt stood at a record $1.13 trillion at the end of 2023, while the average annual percentage rate for all cards rose to a record 21.59% in the first quarter of 2024. Perhaps unsurprisingly, delinquency rates have been surging. Data from the Federal Reserve Bank of St. Louis revealed that the delinquency rate on credit card loans for all U.S. commercial banks rose to 3.10% in the fourth quarter of 2023, up from 2.62% in the fourth quarter of 2019 (pre-COVID-19). In April 2024, 43% of small and mid-sized U.S. businesses were unable to pay their rent on time and in full. In addition, higher interest rates are impacting economic growth. In the U.S., real gross domestic product growth was a tepid 1.6% in the first quarter of 2024, far below consensus expectations of 2.5%. Not even the U.S. government is immune to the impacts of higher interest rates. At the end of the first quarter of 2024, the interest payments paid by the Federal government stood at a record $1.06 trillion, nearly double their total of $0.56 trillion at the end of the fourth quarter of 2019.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust RiverFront Dynamic Developed International ETF (RFDI)
The investment objective of First Trust RiverFront Dynamic Developed International ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such developed market companies are denominated (each, a “Developed Market currency” and, collectively, the “Developed Market currencies”). Developed market companies are those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) that have a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. Developed market countries currently include the countries comprising the Morgan Stanley Capital International World Index or countries considered to be developed by the World Bank, the International Finance Corporation or the United Nations. Under normal market conditions, the Fund invests in at least three countries and at least 40% of its net assets in countries other than the United States. Shares of the Fund are listed on Nasdaq, Inc. under the ticker symbol “RFDI.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of this hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Developed Market currencies.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (4/13/16) to 4/30/24	5 Years Ended 4/30/24	Inception (4/13/16) to 4/30/24
Fund Performance
NAV	17.52%	12.23%	4.75%	5.45%	26.11%	53.32%
Market Price	17.19%	12.19%	4.73%	5.44%	26.01%	53.16%
Index Performance
MSCI EAFE Index	18.63%	9.28%	6.18%	6.78%	34.97%	69.51%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Developed International ETF (RFDI) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	20.2%
Consumer Discretionary	13.9
Industrials	12.1
Health Care	9.5
Energy	7.8
Materials	7.7
Consumer Staples	6.6
Communication Services	6.6
Information Technology	6.2
Real Estate	5.3
Utilities	4.1
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Novartis AG	1.9%
TotalEnergies SE	1.9
ASML Holding N.V.	1.7
Novo Nordisk A/S, Class B	1.7
Mitsubishi UFJ Financial Group, Inc.	1.5
Allianz SE	1.4
Mitsubishi Corp.	1.4
Shell PLC	1.4
Unilever PLC	1.3
ABB Ltd.	1.3
Total	15.5%

Performance of a $10,000 Initial Investment
April 13, 2016 - April 30, 2024
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,951
$15,332
4/13/16
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust RiverFront Dynamic Developed International ETF
MSCI EAFE Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Europe ETF (RFEU)
The investment objective of First Trust RiverFront Dynamic Europe ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such European companies are denominated (each, a “European currency” and, collectively, the “European currencies”). European companies are those companies (i) whose securities are traded principally on a stock exchange in a European country, (ii) that have a primary business office in a European country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a European country. The Fund considers a European country to be any member country of the European Union or any country included in the MSCI Europe Index. The Fund generally focuses its European company investments in Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and/or the United Kingdom. Shares of the Fund are listed on Nasdaq, Inc. under the ticker symbol “RFEU.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of this hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to European currencies.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (4/13/16) to 4/30/24	5 Years Ended 4/30/24	Inception (4/13/16) to 4/30/24
Fund Performance
NAV	13.53%	4.45%	4.03%	5.77%	21.87%	57.07%
Market Price	13.35%	4.62%	4.04%	5.77%	21.89%	57.10%
Index Performance
MSCI Europe Index	19.09%	7.48%	6.79%	7.00%	38.91%	72.33%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Europe ETF (RFEU) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	16.6%
Health Care	16.4
Industrials	13.8
Consumer Discretionary	13.6
Energy	9.3
Consumer Staples	8.8
Information Technology	7.3
Communication Services	6.1
Utilities	4.8
Materials	2.5
Real Estate	0.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Novo Nordisk A/S, Class B	4.8%
ASML Holding N.V.	4.7
Nestle S.A.	3.5
LVMH Moet Hennessy Louis Vuitton SE	2.9
Novartis AG	2.7
TotalEnergies SE	2.6
Shell PLC	2.3
Roche Holding AG	2.2
Unilever PLC	2.1
Allianz SE	2.0
Total	29.8%

Performance of a $10,000 Initial Investment
April 13, 2016 - April 30, 2024
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,233
$15,707
4/13/16
4/30/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
First Trust RiverFront Dynamic Europe ETF
MSCI Europe Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
The investment objective of First Trust RiverFront Dynamic Emerging Markets ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such emerging market companies are denominated (each, an “Emerging Market currency” and, collectively, the “Emerging Market currencies”). The Fund considers an emerging market company to be one (i) domiciled or with a principal place of business or primary securities trading market in an emerging market country, or (ii) that derives a substantial portion of its total revenues or profits from emerging market countries. The Fund considers an emerging market country to be any country whose issuers are included in the Morgan Stanley Capital International Emerging Markets Index and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. The Fund generally focuses its emerging market company investments in Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Nigeria, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and/or the United Arab Emirates. Shares of the Fund are listed on Nasdaq, Inc. under the ticker symbol “RFEM.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of this hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Emerging Market currencies.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/24	1 Year Ended 4/30/24	5 Years Ended 4/30/24	Inception (6/14/16) to 4/30/24	5 Years Ended 4/30/24	Inception (6/14/16) to 4/30/24
Fund Performance
NAV	19.02%	20.78%	3.54%	6.43%	19.01%	63.37%
Market Price	18.99%	20.85%	3.48%	6.41%	18.66%	63.07%
Index Performance
MSCI Emerging Markets Index	15.40%	9.88%	1.89%	5.95%	9.79%	57.64%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	28.1%
Financials	18.2
Industrials	10.0
Consumer Discretionary	9.6
Materials	8.8
Energy	6.5
Communication Services	5.2
Consumer Staples	4.9
Utilities	3.8
Health Care	3.6
Real Estate	1.3
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	99.7%
Money Market Funds	0.1
Net Other Assets and Liabilities*	0.2
Total	100.0%

*	Includes forward foreign currency contracts.

Top Ten Holdings	% of Total Long-Term Investments
Taiwan Semiconductor Manufacturing Co., Ltd.	10.1%
Tencent Holdings Ltd.	3.7
Samsung Electronics Co., Ltd.	3.4
ICICI Bank Ltd.	1.9
MediaTek, Inc.	1.9
Alibaba Group Holding Ltd.	1.8
Adani Power Ltd.	1.7
Power Finance Corp., Ltd.	1.5
Tata Consultancy Services Ltd.	1.4
Petroleo Brasileiro S.A.	1.4
Total	28.8%

Performance of a $10,000 Initial Investment
June 14, 2016 - April 30, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
6/14/16
10/31/16
4/30/17
10/31/17
4/30/18
10/31/18
4/30/19
10/31/19
4/30/20
10/31/20
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
$16,337
$15,764
First Trust RiverFront Dynamic Emerging Markets ETF
MSCI Emerging Markets Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
April 30, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust RiverFront Dynamic Developed International ETF (“RFDI”), the First Trust RiverFront Dynamic Europe ETF (“RFEU”), and the First Trust RiverFront Dynamic Emerging Markets ETF (“RFEM”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
RiverFront Investment Group, LLC
RiverFront Investment Group, LLC (“RIG”) is an SEC-registered investment advisor located in Richmond, Virginia. It is majority owned by its employees, and Baird Financial Corporation is a minority owner of RiverFront Investment Holding Group, LLC. The firm provides asset management services to a series of global tactical asset allocation portfolios and registered investment companies, including mutual funds and exchange-traded products.
Portfolio Management Team
The following persons serve as portfolio managers of the Funds:
Adam Grossman, CFA, Portfolio Manager of RIG
Chris Konstantinos, CFA, Portfolio Manager of RIG
Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Funds. Adam Grossman and Chris Konstantinos have managed the Funds since 2016.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
April 30, 2024 (Unaudited)
As a shareholder of First Trust RiverFront Dynamic Developed International ETF, First Trust RiverFront Dynamic Europe ETF or First Trust RiverFront Dynamic Emerging Markets ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust RiverFront Dynamic Developed International ETF (RFDI)
Actual	$1,000.00	$1,175.20	0.83%	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	0.83%	$4.17
First Trust RiverFront Dynamic Europe ETF (RFEU)
Actual	$1,000.00	$1,135.30	0.83%	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	0.83%	$4.17
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Actual	$1,000.00	$1,190.20	0.95%	$5.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 1, 2023 through April 30, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.5%
	Australia — 10.2%
41,846	ALS Ltd. (AUD) (c)	$349,874
46,560	BHP Group Ltd. (AUD) (c)	1,276,957
63,409	Charter Hall Group (AUD) (c)	481,541
181,218	Charter Hall Long Wale REIT (AUD) (c)	391,972
55,252	Coles Group Ltd. (AUD) (c)	576,234
4,010	Commonwealth Bank of Australia (AUD) (c)	293,810
51,546	Fortescue Ltd. (AUD) (c)	854,345
64,244	Goodman Group (AUD) (c)	1,297,702
128,649	Harvey Norman Holdings Ltd. (AUD) (c)	377,817
47,685	Iluka Resources Ltd. (AUD) (c)	231,873
231,085	Incitec Pivot Ltd. (AUD) (c)	414,932
14,926	JB Hi-Fi Ltd. (AUD) (c)	582,443
171,145	Medibank Pvt Ltd. (AUD) (c)	392,240
189,707	Metcash Ltd. (AUD) (c)	481,074
37,610	Nine Entertainment Co. Holdings Ltd. (AUD) (c)	36,659
9,908	Rio Tinto Ltd. (AUD) (c)	824,585
33,767	Sonic Healthcare Ltd. (AUD) (c)	580,307
229,828	South32 Ltd. (AUD) (c)	524,347
185,889	Stockland (AUD) (c)	526,644
344,559	Vicinity Ltd. (AUD) (c)	421,935
162,739	Viva Energy Group Ltd. (AUD) (c) (d) (e)	356,315
24,564	Wesfarmers Ltd. (AUD) (c)	1,052,300
12,553	Woodside Energy Group Ltd. (AUD) (c)	224,912
		12,550,818
	Austria — 1.1%
62,150	Telekom Austria AG (EUR)	533,929
37,648	UNIQA Insurance Group AG (EUR) (c)	330,235
13,809	Wienerberger AG (EUR) (c)	493,470
		1,357,634
	Belgium — 0.2%
34,596	Proximus SADP (EUR) (c)	254,894
	Bermuda — 0.2%
18,330	Orient Overseas International Ltd. (HKD) (c)	267,344
	Canada — 3.5%
27,784	ARC Resources Ltd. (CAD)	503,145
89,355	B2Gold Corp. (CAD)	225,878
11,127	Canadian Natural Resources Ltd. (CAD)	843,184
17,770	Emera, Inc. (CAD)	599,325
1,297	George Weston Ltd. (CAD)	170,688
13,345	Northland Power, Inc. (CAD)	203,667
21,968	Pembina Pipeline Corp. (CAD)	772,985
Shares	Description	Value

	Canada (Continued)
17,516	Suncor Energy, Inc. (CAD)	$668,373
4,508	West Fraser Timber Co., Ltd. (CAD)	345,276
		4,332,521
	Cayman Islands — 0.6%
143,220	CK Hutchison Holdings Ltd. (HKD) (c)	695,587
	Denmark — 2.3%
257	AP Moller - Maersk A/S, Class A (DKK) (c)	364,474
281	AP Moller - Maersk A/S, Class B (DKK) (c)	407,189
15,981	Novo Nordisk A/S, Class B (DKK) (c)	2,049,440
1,076	Svitzer A/S (DKK) (f)	36,157
		2,857,260
	Finland — 0.6%
6,505	Elisa Oyj (EUR) (c)	293,307
12,596	Orion Oyj, Class B (EUR) (c)	480,967
		774,274
	France — 8.6%
32,471	AXA S.A. (EUR) (c)	1,121,926
28,641	Carmila S.A. (EUR) (c)	481,183
432	Christian Dior SE (EUR) (c)	336,331
10,163	Covivio S.A. (EUR) (c)	505,875
63,174	Credit Agricole S.A. (EUR) (c)	977,508
525	Hermes International SCA (EUR) (c)	1,256,847
13,004	La Francaise des Jeux SAEM (EUR) (c) (d) (e)	490,053
1,465	LVMH Moet Hennessy Louis Vuitton SE (EUR) (c)	1,203,406
31,700	Metropole Television S.A. (EUR) (c)	447,663
2,820	Sanofi S.A. (EUR) (c)	278,597
31,725	TotalEnergies SE (EUR) (c)	2,303,198
10,126	Vinci S.A. (EUR) (c)	1,186,527
		10,589,114
	Germany — 8.6%
6,199	Allianz SE (EUR) (c)	1,759,185
16,063	Bayer AG (EUR) (c)	468,569
8,750	Bayerische Motoren Werke AG (EUR) (c)	953,308
65,940	Deutsche Bank AG (EUR) (c)	1,053,229
22,270	Deutsche Post AG (EUR) (c)	932,445
59,967	Deutsche Telekom AG (EUR) (c)	1,373,580
61,589	E.ON SE (EUR) (c)	815,561
25,054	Fresenius SE & Co. KGaA (EUR) (c)	747,622
See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
1,720	Hapag-Lloyd AG (EUR) (c) (d) (e)	$316,847
15,764	Mercedes-Benz Group AG (EUR) (c)	1,192,405
3,210	SAP SE (EUR) (c)	579,621
2,331	Siemens AG (EUR) (c)	436,675
		10,629,047
	Greece — 0.7%
29,394	Eurobank Ergasias Services and Holdings S.A. (EUR) (c) (f)	62,881
22,192	Hellenic Telecommunications Organization S.A. (EUR) (c)	337,134
26,120	OPAP S.A. (EUR)	435,133
		835,148
	Guernsey — 0.3%
10,029	Shurgard Self Storage Ltd. (EUR) (c)	411,001
	Hong Kong — 0.2%
25,426	AIA Group Ltd. (HKD) (c)	186,229
	Israel — 0.6%
10,817	First International Bank Of Israel Ltd. (ILS) (c)	429,360
76,262	ICL Group Ltd. (ILS) (c)	357,972
		787,332
	Italy — 4.3%
24,143	ACEA S.p.A (EUR) (c)	418,795
19,775	Azimut Holding S.p.A. (EUR) (c)	521,121
51,093	Banca Mediolanum S.p.A (EUR) (c)	552,908
101,882	Banca Popolare di Sondrio S.p.A. (EUR) (c)	851,201
58,224	Eni S.p.A. (EUR) (c)	935,177
88,940	Pirelli & C S.p.A. (EUR) (c) (d) (e)	562,364
56,789	Poste Italiane S.p.A. (EUR) (c) (d) (e)	721,399
81,328	Unipol Gruppo S.p.A. (EUR) (c)	729,083
		5,292,048
	Japan — 23.8%
31,300	Advantest Corp. (JPY) (c)	979,711
29,300	Bandai Namco Holdings, Inc. (JPY) (c)	547,476
26,100	Chugai Pharmaceutical Co., Ltd. (JPY) (c)	830,081
3,500	Disco Corp. (JPY) (c)	996,960
2,900	Fast Retailing Co., Ltd. (JPY) (c)	758,260
103,400	Honda Motor Co., Ltd. (JPY) (c)	1,176,442
7,600	Hoya Corp. (JPY) (c)	881,143
26,800	ITOCHU Corp. (JPY) (c)	1,209,076
Shares	Description	Value

	Japan (Continued)
704	Japan Metropolitan Fund Invest (JPY) (c)	$425,025
40,600	Japan Tobacco, Inc. (JPY) (c)	1,092,206
29,400	KDDI Corp. (JPY) (c)	815,815
388	KDX Realty Investment Corp. (JPY) (c)	382,699
9,500	Lawson, Inc. (JPY)	621,929
75,700	Mitsubishi Corp. (JPY) (c)	1,731,227
183,800	Mitsubishi UFJ Financial Group, Inc. (JPY) (c)	1,830,897
15,900	Mitsui OSK Lines Ltd. (JPY) (c)	504,659
55,200	Mizuho Financial Group, Inc. (JPY) (c)	1,066,967
67,300	MS&AD Insurance Group Holdings, Inc. (JPY) (c)	1,209,990
14,950	Nintendo Co., Ltd. (JPY) (c)	729,097
664,500	Nippon Telegraph & Telephone Corp. (JPY) (c)	717,436
25,800	Nippon Yusen KK (JPY) (c)	732,474
8,000	Nissan Chemical Corp. (JPY) (c)	272,705
16,500	Niterra Co., Ltd. (JPY) (c)	541,164
10,900	Nitto Denko Corp. (JPY) (c)	901,274
3,800	Obic Co., Ltd. (JPY) (c)	488,173
5,100	Oracle Corp Japan (JPY) (c)	382,727
47,900	ORIX Corp. (JPY) (c)	980,293
32,500	Recruit Holdings Co., Ltd. (JPY) (c)	1,399,689
7,600	SCREEN Holdings Co., Ltd. (JPY) (c)	784,146
18,900	Sega Sammy Holdings, Inc. (JPY) (c)	247,382
30,400	Sekisui House Ltd. (JPY) (c)	698,603
11,100	Shinko Electric Industries Co., Ltd. (JPY) (c)	389,724
13,700	Shionogi & Co., Ltd. (JPY) (c)	639,801
38,700	SoftBank Corp. (JPY) (c)	466,787
600	Sojitz Corp. (JPY) (c)	15,448
27,600	Takeda Pharmaceutical Co., Ltd. (JPY) (c)	725,385
21,900	Tokyo Gas Co., Ltd. (JPY) (c)	491,157
39,600	USS Co., Ltd. (JPY) (c)	302,516
14,700	ZOZO, Inc. (JPY) (c)	316,616
		29,283,160
	Jersey — 0.4%
163,728	Man Group PLC (GBP) (c)	525,059
	Luxembourg — 0.3%
65,759	B&M European Value Retail S.A. (GBP) (c)	424,380
	Netherlands — 2.9%
2,397	ASML Holding N.V. (EUR) (c)	2,087,820
See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
2,038	Ferrari N.V. (EUR) (c)	$838,179
178,776	Koninklijke KPN N.V. (EUR) (c)	649,697
		3,575,696
	New Zealand — 0.7%
277,299	Genesis Energy Ltd. (NZD) (c)	379,945
158,670	Spark New Zealand Ltd. (NZD)	445,978
		825,923
	Norway — 0.9%
30,415	Equinor ASA (NOK) (c)	809,294
8,601	Yara International ASA (NOK) (c)	245,173
		1,054,467
	Portugal — 0.5%
88,386	Navigator (The) Co., S.A. (EUR) (c)	390,384
69,682	NOS SGPS S.A. (EUR) (c)	240,682
		631,066
	Singapore — 0.7%
206,200	Keppel DC REIT (SGD) (c)	257,199
136,300	Singapore Airlines Ltd. (SGD) (c)	650,372
		907,571
	Spain — 2.6%
125,791	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	1,360,302
16,594	Cia de Distribucion Integral Logista Holdings S.A. (EUR) (c)	451,348
35,263	Endesa S.A. (EUR) (c)	643,044
29,434	Inmobiliaria Colonial Socimi S.A. (EUR) (c)	172,151
30,830	Redeia Corp. S.A. (EUR) (c)	514,665
		3,141,510
	Sweden — 0.8%
4,283	Boliden AB (SEK) (c)	140,759
160,140	Telefonaktiebolaget LM Ericsson, Class B (SEK) (c)	812,693
		953,452
	Switzerland — 6.3%
32,027	ABB Ltd. (CHF) (c)	1,556,142
32,446	EFG International AG (CHF) (c)	377,268
2,629	Kuehne + Nagel International AG (CHF) (c)	694,835
14,001	Nestle S.A. (CHF) (c)	1,405,703
24,061	Novartis AG (CHF) (c)	2,335,302
1,957	Roche Holding AG (CHF) (c)	514,806
Shares	Description	Value

	Switzerland (Continued)
4,813	Sandoz Group AG (CHF) (c) (f)	$163,579
8,356	SGS S.A. (CHF) (c)	735,793
		7,783,428
	United Kingdom — 16.6%
35,284	3i Group PLC (GBP) (c)	1,260,604
13,831	Admiral Group PLC (GBP) (c)	470,766
309,646	Airtel Africa PLC (GBP) (c) (d) (e)	427,606
5,547	AstraZeneca PLC (GBP) (c)	838,976
498,817	Barclays PLC (GBP) (c)	1,257,662
85,335	Barratt Developments PLC (GBP) (c)	482,152
22,908	Big Yellow Group PLC (GBP) (c)	308,165
53,128	BP PLC (GBP) (c)	342,443
31,753	British American Tobacco PLC (GBP) (c)	932,148
169,718	BT Group PLC (GBP) (c)	217,036
74,354	Evraz PLC (GBP) (c) (f) (g) (h)	0
34,933	Hargreaves Lansdown PLC (GBP) (c)	353,009
78,393	HSBC Holdings PLC (GBP) (c)	679,505
51,456	IG Group Holdings PLC (GBP) (c)	480,148
36,534	Imperial Brands PLC (GBP) (c)	834,806
30,148	Inchcape PLC (GBP) (c)	300,482
57,200	Investec PLC (GBP) (c)	362,320
114,500	J Sainsbury PLC (GBP) (c)	375,580
280,082	Legal & General Group PLC (GBP) (c)	822,179
28,372	Mondi PLC (GBP) (c)	537,688
73,540	National Grid PLC (GBP) (c)	964,634
261,713	NatWest Group PLC (GBP) (c)	987,803
33,376	Persimmon PLC (GBP) (c)	540,457
19,928	Rio Tinto PLC (GBP) (c)	1,348,341
40,713	Safestore Holdings PLC (GBP) (c)	392,385
48,019	Shell PLC (GBP) (c)	1,707,005
328,418	Taylor Wimpey PLC (GBP) (c)	538,152
30,499	Unilever PLC (GBP) (c)	1,577,734
189,485	Virgin Money UK PLC (GBP) (c)	503,817
44,682	Vistry Group PLC (GBP) (c) (f)	663,733
		20,507,336
	Total Common Stocks	121,433,299
	(Cost $106,993,028)
See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
706,071	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (i)	$706,071
	(Cost $706,071)

	Total Investments — 99.1%	122,139,370
	(Cost $107,699,099)
	Net Other Assets and Liabilities — 0.9%	1,162,355
	Net Assets — 100.0%	$123,301,725

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2024, securities noted
as such are valued at $115,027,652 or 93.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	30.7%
JPY	24.0
GBP	17.6
AUD	10.3
CHF	6.4
CAD	3.5
DKK	2.3
HKD	0.9
NOK	0.9
SEK	0.8
SGD	0.7
NZD	0.7
ILS	0.6
USD	0.6
Total	100.0%
See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Austria	$ 1,357,634	$ 533,929	$ 823,705	$ —
Canada	4,332,521	4,332,521	—	—
Denmark	2,857,260	36,157	2,821,103	—
Greece	835,148	435,133	400,015	—
Japan	29,283,160	621,929	28,661,231	—
New Zealand	825,923	445,978	379,945	—
United Kingdom	20,507,336	—	20,507,336	—**
Other Country Categories*	61,434,317	—	61,434,317	—
Money Market Funds	706,071	706,071	—	—
Total Investments	$122,139,370	$7,111,718	$115,027,652	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 0.8%
870	Rio Tinto Ltd. (AUD) (c)	$72,405
	Austria — 2.0%
1,523	OMV AG (EUR) (c)	72,268
3,397	Raiffeisen Bank International AG (EUR) (c)	62,739
6,614	Telekom Austria AG (EUR)	56,821
		191,828
	Belgium — 0.3%
454	Cofinimmo S.A. (EUR) (c)	30,074
	Denmark — 7.1%
36	AP Moller - Maersk A/S, Class A (DKK) (c)	51,055
38	AP Moller - Maersk A/S, Class B (DKK) (c)	55,065
514	DSV A/S (DKK) (c)	73,024
113	Genmab A/S (DKK) (c) (d)	31,372
3,574	Novo Nordisk A/S, Class B (DKK) (c)	458,338
148	Svitzer A/S (DKK) (d)	4,973
		673,827
	Finland — 0.8%
1,262	Orion Oyj, Class B (EUR) (c)	48,188
1,570	TietoEVRY Oyj (EUR) (c)	29,628
		77,816
	France — 14.4%
842	Amundi S.A. (EUR) (c) (e) (f)	58,742
3,720	Carrefour S.A. (EUR) (c)	62,582
76	Christian Dior SE (EUR) (c)	59,169
338	Cie de Saint-Gobain S.A. (EUR) (c)	26,730
1,013	Covivio S.A. (EUR) (c)	50,423
319	Dassault Aviation S.A. (EUR) (c)	68,282
29	Hermes International SCA (EUR) (c)	69,426
444	Ipsen S.A. (EUR) (c)	54,007
1,300	La Francaise des Jeux SAEM (EUR) (c) (e) (f)	48,990
333	LVMH Moet Hennessy Louis Vuitton SE (EUR) (c)	273,539
7,534	Orange S.A. (EUR) (c)	83,856
2,050	Rexel S.A. (EUR) (c)	53,136
391	Sanofi S.A. (EUR) (c)	38,628
199	Sartorius Stedim Biotech (EUR) (c)	42,858
3,449	TotalEnergies SE (EUR) (c)	250,393
1,056	Vinci S.A. (EUR) (c)	123,738
		1,364,499
Shares	Description	Value

	Germany — 12.7%
676	Allianz SE (EUR) (c)	$191,839
956	Bayerische Motoren Werke AG (EUR) (c)	104,156
553	Bayerische Motoren Werke AG, (Preference Shares) (EUR) (c)	56,822
805	Brenntag SE (EUR) (c)	64,242
2,442	Deutsche Post AG (EUR) (c)	102,247
3,998	Deutsche Telekom AG (EUR) (c)	91,577
1,671	Mercedes-Benz Group AG (EUR) (c)	126,396
675	Nemetschek SE (EUR) (c)	59,649
452	SAP SE (EUR) (c)	81,616
152	Sartorius AG, (Preference Shares) (EUR) (c)	45,441
295	Siemens AG (EUR) (c)	55,264
1,003	Talanx AG (EUR) (c)	75,440
18,154	Telefonica Deutschland Holding AG (EUR)	45,490
529	Volkswagen AG, (Preference Shares) (EUR) (c)	64,805
309	Wacker Chemie AG (EUR) (c)	33,078
		1,198,062
	Greece — 1.1%
6,330	National Bank of Greece S.A. (EUR) (c) (d)	50,942
2,983	OPAP S.A. (EUR)	49,694
		100,636
	Israel — 0.4%
1,069	First International Bank Of Israel Ltd. (ILS) (c)	42,432
	Italy — 5.2%
31,179	A2A S.p.A. (EUR) (c)	61,490
2,262	Azimut Holding S.p.A. (EUR) (c)	59,610
15,792	BPER Banca (EUR) (c)	82,011
17,242	Enel S.p.A. (EUR) (c)	113,322
7,230	Eni S.p.A. (EUR) (c)	116,126
15,345	Hera S.p.A. (EUR) (c)	55,403
		487,962
	Jersey — 1.7%
2,805	Experian PLC (GBP) (c)	113,137
16,377	Man Group PLC (GBP) (c)	52,519
		165,656
	Luxembourg — 0.6%
8,117	B&M European Value Retail S.A. (GBP) (c)	52,383
	Netherlands — 6.6%
506	ASML Holding N.V. (EUR) (c)	440,733
126	Ferrari N.V. (EUR) (c)	51,821
See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
684	OCI N.V. (EUR) (c)	$18,397
772	Wolters Kluwer N.V. (EUR) (c)	115,573
		626,524
	Norway — 1.3%
3,243	Equinor ASA (NOK) (c)	86,291
1,266	Yara International ASA (NOK) (c)	36,087
		122,378
	Portugal — 1.2%
3,854	Galp Energia SGPS S.A. (EUR) (c)	82,789
7,712	Navigator (The) Co., S.A. (EUR) (c)	34,062
		116,851
	Spain — 6.0%
4,387	Acerinox S.A. (EUR) (c)	47,264
14,733	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	159,323
1,946	Cia de Distribucion Integral Logista Holdings S.A. (EUR) (c)	52,930
3,422	Endesa S.A. (EUR) (c)	62,402
1,551	Grupo Catalana Occidente S.A. (EUR) (c)	60,062
9,345	NH Hotel Group S.A. (EUR) (d)	40,889
3,114	Redeia Corp. S.A. (EUR) (c)	51,984
20,861	Telefonica S.A. (EUR) (c)	93,449
		568,303
	Sweden — 1.6%
687	Evolution AB (SEK) (c) (e) (f)	75,903
15,376	Telefonaktiebolaget LM Ericsson, Class B (SEK) (c)	78,032
		153,935
	Switzerland — 13.3%
253	Kuehne + Nagel International AG (CHF) (c)	66,867
3,299	Nestle S.A. (CHF) (c)	331,220
2,666	Novartis AG (CHF) (c)	258,755
74	Partners Group Holding AG (CHF) (c)	95,206
858	Roche Holding AG (CHF) (c)	205,589
222	Roche Holding AG (CHF) (c)	58,399
530	Sandoz Group AG (CHF) (c) (d)	18,013
656	SGS S.A. (CHF) (c)	57,765
135	Swiss Life Holding AG (CHF) (c)	91,092
133	Swisscom AG (CHF) (c)	72,965
		1,255,871
Shares	Description	Value

	United Kingdom — 22.7%
4,269	3i Group PLC (GBP) (c)	$152,520
2,059	Admiral Group PLC (GBP) (c)	70,082
755	AstraZeneca PLC (GBP) (c)	114,193
7,554	Auto Trader Group PLC (GBP) (c) (e) (f)	65,489
8,594	Barratt Developments PLC (GBP) (c)	48,557
8,483	BP PLC (GBP) (c)	54,678
4,060	British American Tobacco PLC (GBP) (c)	119,186
49,224	BT Group PLC (GBP) (c)	62,948
704	Diageo PLC (GBP) (c)	24,330
3,237	Dunelm Group PLC (GBP) (c)	40,779
44,089	Evraz PLC (GBP) (c) (d) (g) (h)	0
8,453	GSK PLC (GBP) (c)	175,373
4,646	Hargreaves Lansdown PLC (GBP) (c)	46,949
11,343	HSBC Holdings PLC (GBP) (c)	98,320
2,599	Intermediate Capital Group PLC (GBP) (c)	67,740
1,047	Intertek Group PLC (GBP) (c)	64,439
8,327	National Grid PLC (GBP) (c)	109,226
516	Next PLC (GBP) (c)	57,873
9,352	OSB Group PLC (GBP) (c)	47,889
3,901	RELX PLC (GBP) (c)	160,280
6,088	Shell PLC (GBP) (c)	216,420
37,059	Taylor Wimpey PLC (GBP) (c)	60,726
26,674	Tesco PLC (GBP) (c)	98,482
3,795	Unilever PLC (GBP) (c)	196,318
		2,152,797
	Total Common Stocks	9,454,239
	(Cost $9,303,774)
MONEY MARKET FUNDS — 0.5%
41,637	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (i)	41,637
	(Cost $41,637)

	Total Investments — 100.3%	9,495,876
	(Cost $9,345,411)
	Net Other Assets and Liabilities — (0.3)%	(25,413)
	Net Assets — 100.0%	$9,470,463

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2024, securities noted
as such are valued at $9,256,372 or 97.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
ILS	– Israeli Shekel
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	50.2%
GBP	25.0
CHF	13.2
DKK	7.1
SEK	1.6
NOK	1.3
AUD	0.8
ILS	0.4
USD	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Austria	$ 191,828	$ 56,821	$ 135,007	$ —
Denmark	673,827	4,973	668,854	—
Germany	1,198,062	45,490	1,152,572	—
Greece	100,636	49,694	50,942	—
Spain	568,303	40,889	527,414	—
United Kingdom	2,152,797	—	2,152,797	—**
Other Country Categories*	4,568,786	—	4,568,786	—
Money Market Funds	41,637	41,637	—	—
Total Investments	$9,495,876	$239,504	$9,256,372	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Bermuda — 1.8%
211,728	COSCO SHIPPING Ports Ltd. (HKD) (c)	$129,929
295,502	Luye Pharma Group Ltd. (HKD) (c) (d) (e) (f)	104,122
14,170	Orient Overseas International Ltd. (HKD) (c)	206,670
290,084	Skyworth Group Ltd. (HKD) (c)	119,295
		560,016
	Brazil — 10.3%
24,576	Allos S.A. (BRL)	98,823
55,996	Banco do Brasil S.A. (BRL)	295,692
42,313	BB Seguridade Participacoes S.A. (BRL)	262,388
38,699	Fleury S.A. (BRL)	107,915
38,673	Gerdau S.A., ADR	134,582
28,896	Gerdau S.A. (BRL)	90,263
61,433	JBS S.A. (BRL)	277,316
51,532	Petroleo Brasileiro S.A. (BRL)	439,241
18,611	Petroleo Brasileiro S.A., ADR	300,009
17,039	Petroleo Brasileiro S.A., ADR	289,152
26,384	Suzano S.A. (BRL)	297,040
16,716	Vale S.A., ADR	203,434
30,816	Vale S.A. (BRL)	375,601
		3,171,456
	Cayman Islands — 10.3%
60,578	Alibaba Group Holding Ltd. (HKD) (c)	567,196
19,888	ANTA Sports Products Ltd. (HKD) (c)	225,152
212,562	China Feihe Ltd. (HKD) (c) (d) (f)	116,243
91,694	China Medical System Holdings Ltd. (HKD) (c)	81,869
123,370	CIMC Enric Holdings Ltd. (HKD) (c)	122,059
126,704	Dongyue Group Ltd. (HKD) (c)	111,722
231,734	Fufeng Group Ltd. (HKD) (c)	169,085
10,108	Meituan, Class B (HKD) (c) (d) (e) (f)	138,020
269	PDD Holdings, Inc., ADR (e)	33,673
47,514	Pop Mart International Group Ltd. (HKD) (c) (d) (f)	203,333
26,201	Tencent Holdings Ltd. (HKD) (c)	1,149,784
140,040	Topsports International Holdings, Ltd. (HKD) (c) (d) (f)	97,254
84,720	Wisdom Marine Lines Co., Ltd. (TWD) (c)	177,022
		3,192,412
Shares	Description	Value

	Chile — 3.1%
2,389,088	Banco de Chile (CLP)	$265,025
2,367,762	Cia Sud Americana de Vapores S.A. (CLP)	184,725
68,917	Empresas CMPC S.A. (CLP)	136,104
1,969,098	Enel Chile S.A. (CLP)	116,909
10,828,297	Norte Grande S.A. (CLP)	104,894
3,294	Sociedad Quimica y Minera de Chile S.A., ADR	150,503
		958,160
	Greece — 1.5%
83,301	Eurobank Ergasias Services and Holdings S.A. (EUR) (c) (e)	178,202
5,272	Motor Oil Hellas Corinth Refineries S.A. (EUR) (c)	152,962
7,955	OPAP S.A. (EUR)	132,522
		463,686
	Hong Kong — 1.7%
103,364	China Merchants Port Holdings Co., Ltd. (HKD) (c)	136,504
172,966	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d) (f)	111,851
248,168	Lenovo Group Ltd. (HKD) (c)	279,129
		527,484
	India — 23.2%
71,549	Adani Power Ltd. (INR) (c) (e)	523,368
3,930	Bajaj Finance Ltd. (INR) (c)	326,002
102,383	Bank of Baroda (INR) (c)	344,244
4,671	Britannia Industries Ltd. (INR) (c)	266,972
49,548	CG Power & Industrial Solutions Ltd. (INR) (c)	328,079
21,137	HCL Technologies Ltd. (INR) (c)	344,850
12,377	Hindustan Unilever Ltd. (INR) (c)	330,554
43,564	ICICI Bank Ltd. (INR) (c)	600,266
122,551	IDFC, Ltd. (INR) (c) (e)	178,244
16,876	Indian Railway Catering & Tourism Corp., Ltd. (INR) (c)	209,554
1,795	Infosys Ltd. (INR) (c)	30,308
56,268	ITC Ltd. (INR) (c)	293,395
7,262	Jio Financial Services Ltd. (INR) (c) (e)	32,702
23,324	LIC Housing Finance Ltd. (INR) (c)	187,845
1,719	LTIMindtree Ltd. (INR) (c) (d) (f)	96,549
88,503	Power Finance Corp., Ltd. (INR) (c)	466,522
46,429	REC Ltd. (INR) (c)	281,253
5,926	Reliance Industries Ltd. (INR) (c)	208,028
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	India (Continued)
11,296	Shriram Finance Ltd. (INR) (c)	$344,642
41,631	State Bank of India (INR) (c)	411,229
21,040	Sun Pharmaceutical Industries Ltd. (INR) (c)	377,987
9,747	Tata Consultancy Services Ltd. (INR) (c)	444,854
8,182	Titan Co., Ltd. (INR) (c)	351,068
42,651	Vedanta Ltd. (INR) (c)	203,559
		7,182,074
	Indonesia — 0.8%
848,059	Adaro Energy Indonesia Tbk PT (IDR) (c)	140,945
265,686	Indofood Sukses Makmur Tbk PT (IDR) (c)	102,025
		242,970
	Israel — 1.3%
26,650	Bank Hapoalim BM (ILS) (c)	240,075
30,909	ICL Group Ltd. (ILS) (c)	145,086
		385,161
	Malaysia — 2.0%
100,000	Alliance Bank Malaysia Bhd (MYR) (c)	79,977
148,000	IOI Corp. Bhd (MYR) (c)	125,979
419,200	IOI Properties Group Bhd (MYR) (c)	189,304
371,800	Sunway Real Estate Investment Trust (MYR)	123,868
103,300	TIME dotCom Bhd (MYR) (c)	111,653
		630,781
	Mexico — 1.0%
35,582	Alsea SAB de C.V. (MXN) (e)	149,051
45,244	Banco del Bajio S.A. (MXN) (d) (f)	166,812
		315,863
	Philippines — 1.4%
75,890	International Container Terminal Services, Inc. (PHP) (c)	434,046
	Poland — 2.1%
6,485	Asseco Poland S.A. (PLN) (c)	127,450
5,724	Bank Handlowy w Warszawie S.A. (PLN) (c)	157,721
16,233	ORLEN S.A. (PLN) (c)	264,669
63,014	PGE Polska Grupa Energetyczna S.A. (PLN) (c) (e)	93,922
		643,762
Shares	Description	Value

	Russia — 0.0%
59,735	Rosneft Oil Co. PJSC (RUB) (c) (e) (g) (h)	$0
23,602	Severstal PAO (RUB) (c) (e) (g) (h)	0
		0
	Saudi Arabia — 1.5%
7,521	SABIC Agri-Nutrients Co. (SAR) (c)	231,763
25,402	Sahara International Petrochemical Co. (SAR) (c)	232,169
		463,932
	Singapore — 0.7%
52,200	Sembcorp Industries Ltd. (SGD) (c)	204,002
	South Africa — 1.9%
1,849	Absa Group Ltd. (ZAR) (c)	14,258
20,220	Exxaro Resources Ltd. (ZAR) (c)	193,730
30,867	Impala Platinum Holdings Ltd. (ZAR) (c)	137,406
10,192	Kumba Iron Ore Ltd. (ZAR)	251,003
		596,397
	South Korea — 10.5%
4,350	GS Holdings Corp. (KRW) (c)	140,643
10,454	HMM Co., Ltd. (KRW) (c)	119,355
1,968	Hyundai Motor Co. (KRW) (c)	353,996
5,144	Kia Corp. (KRW) (c)	435,813
5,258	KT Corp. (KRW) (c)	131,460
6,657	Meritz Financial Group, Inc. (KRW) (c)	380,631
23,987	Mirae Asset Securities Co., Ltd. (KRW) (c)	130,731
281	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e) (f)	157,938
19,034	Samsung Electronics Co., Ltd. (KRW) (c)	1,058,036
2,671	Samsung SDS Co., Ltd. (KRW) (c)	306,843
724	SK Square Co., Ltd. (KRW) (c) (e)	39,778
		3,255,224
	Taiwan — 23.2%
6,651	Bora Pharmaceuticals Co., Ltd. (TWD) (c)	155,887
37,991	Chicony Electronics Co., Ltd. (TWD) (c)	235,188
72,927	Evergreen Marine Corp. Taiwan Ltd. (TWD) (c)	423,746
5,872	Global Unichip Corp. (TWD) (c)	243,873
6,558	International Games System Co. Ltd. (TWD) (c)	200,552
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
6,763	Jentech Precision Industrial Co., Ltd. (TWD) (c)	$201,216
19,519	MediaTek, Inc. (TWD) (c)	588,521
23,358	Micro-Star International Co., Ltd. (TWD) (c)	113,653
16,950	Nan Ya Printed Circuit Board Corp. (TWD) (c)	96,513
80,020	Ruentex Industries Ltd. (TWD) (c)	147,571
23,994	Sino-American Silicon Products, Inc. (TWD) (c)	142,855
130,475	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (c)	3,124,063
2,805	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	385,239
22,595	Tripod Technology Corp. (TWD) (c)	135,541
62,810	Unimicron Technology Corp. (TWD) (c)	347,341
80,743	Wan Hai Lines Ltd. (TWD) (c)	125,415
1,827	Wiwynn Corp. (TWD) (c)	129,971
83,470	WPG Holdings Ltd. (TWD) (c)	225,438
96,319	Yang Ming Marine Transport Corp. (TWD) (c)	153,993
		7,176,576
Shares	Description	Value

	Turkey — 1.4%
85,657	Aksa Enerji Uretim A/S (TRY)	$101,721
66,858	Enerjisa Enerji A/S (TRY) (c) (d) (f)	140,153
61,772	Haci Omer Sabanci Holding A/S (TRY) (c)	176,336
		418,210
	Total Common Stocks	30,822,212
	(Cost $27,146,579)
MONEY MARKET FUNDS — 0.1%
32,451	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (i)	32,451
	(Cost $32,451)

	Total Investments — 99.8%	30,854,663
	(Cost $27,179,030)
	Net Other Assets and Liabilities — 0.2%	55,692
	Net Assets — 100.0%	$30,910,355
Forward Foreign Currency Contracts at April 30, 2024 (See Note 2C - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 4/30/2024	Sale Value as of 4/30/2024	Unrealized Appreciation (Depreciation)
05/31/2024	SG	USD	3,372,165	TWD	110,000,000	$3,372,165	$3,390,535	$(18,370)

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2024, securities noted
as such are valued at $25,348,707 or 82.0% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	Non-income producing security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of April 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CLP	– Chilean Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SAR	– Saudi Riyal
SG	– Societe Generale
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments‡
INR	23.3%
USD	15.9
HKD	13.2
TWD	11.6
KRW	10.6
BRL	7.3
CLP	2.6
PLN	2.1
MYR	2.0
ZAR	1.9
SAR	1.5
EUR	1.5
PHP	1.4
TRY	1.4
ILS	1.2
MXN	1.0
IDR	0.8
SGD	0.7
RUB	0.0‡‡
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Investments are valued at $0.
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 3,171,456	$ 3,171,456	$ —	$ —
Cayman Islands	3,192,412	33,673	3,158,739	—
Chile	958,160	958,160	—	—
Greece	463,686	132,522	331,164	—
Malaysia	630,781	123,868	506,913	—
Mexico	315,863	315,863	—	—
Russia	—**	—	—	—**
South Africa	596,397	251,003	345,394	—
Taiwan	7,176,576	385,239	6,791,337	—
Turkey	418,210	101,721	316,489	—
Other Country Categories*	13,898,671	—	13,898,671	—
Money Market Funds	32,451	32,451	—	—
Total Investments	$30,854,663	$5,505,956	$25,348,707	$—**

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (18,370)	$ —	$ (18,370)	$ —

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	First Trust RiverFront Dynamic Developed International ETF (RFDI)	First Trust RiverFront Dynamic Europe ETF (RFEU)	First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
ASSETS:
Investments, at value	$122,139,370	$9,495,876	$30,854,663
Cash	—	—	67,795
Foreign currency, at value	95,514	895	221,413
Receivables:
Dividends	676,905	17,934	54,828
Reclaims	475,856	73,644	2,134
Investment securities sold	—	—	288,240
Capital shares sold	—	—	11,285
Total Assets	123,387,645	9,588,349	31,500,358

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	—	—	18,370
Payables:
Investment advisory fees	85,920	6,554	28,394
Capital shares redeemed	—	—	195,406
Deferred foreign capital gains tax	—	—	347,833
Other liabilities	—	111,332	—
Total Liabilities	85,920	117,886	590,003
NET ASSETS	$123,301,725	$9,470,463	$30,910,355

NET ASSETS consist of:
Paid-in capital	$189,448,040	$30,711,161	$50,726,631
Par value	19,674	1,500	5,000
Accumulated distributable earnings (loss)	(66,165,989)	(21,242,198)	(19,821,276)
NET ASSETS	$123,301,725	$9,470,463	$30,910,355
NET ASSET VALUE, per share	$62.67	$63.14	$61.82
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,967,387	150,002	500,002
Investments, at cost	$107,699,099	$9,345,411	$27,179,030
Foreign currency, at cost (proceeds)	$95,483	$893	$221,391
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended April 30, 2024 (Unaudited)

	First Trust RiverFront Dynamic Developed International ETF (RFDI)	First Trust RiverFront Dynamic Europe ETF (RFEU)	First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
INVESTMENT INCOME:
Dividends	$2,682,761	$180,041	$561,069
Foreign withholding tax	(122,668)	(139,401)	(62,117)
Total investment income	2,560,093	40,640	498,952

EXPENSES:
Investment advisory fees	514,389	38,846	166,978
Total expenses	514,389	38,846	166,978
NET INVESTMENT INCOME (LOSS)	2,045,704	1,794	331,974

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	16,165	(7,539)	491,664
In-kind redemptions	876,019	—	72,569
Forward foreign currency contracts	—	—	71,126
Foreign currency transactions	(11,562)	(214)	(40,925)
Foreign capital gains tax	—	—	(4,018)
Net realized gain (loss)	880,622	(7,753)	590,416
Net change in unrealized appreciation (depreciation) on:
Investments	16,422,974	1,138,390	5,335,543
Forward foreign currency contracts	—	—	(8,798)
Foreign currency translation	(1,720)	1,456	1,181
Deferred foreign capital gains tax	—	—	(287,306)
Net change in unrealized appreciation (depreciation)	16,421,254	1,139,846	5,040,620
NET REALIZED AND UNREALIZED GAIN (LOSS)	17,301,876	1,132,093	5,631,036
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,347,580	$1,133,887	$5,963,010
See Notes to Financial Statements

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First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust RiverFront Dynamic Developed International ETF (RFDI)		First Trust RiverFront Dynamic Europe ETF (RFEU)
	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023	Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023
OPERATIONS:
Net investment income (loss)	$2,045,704	$4,250,048	$1,794	$447,267
Net realized gain (loss)	880,622	3,331,304	(7,753)	(944,698)
Net change in unrealized appreciation (depreciation)	16,421,254	8,651,148	1,139,846	1,856,638
Net increase (decrease) in net assets resulting from operations	19,347,580	16,232,500	1,133,887	1,359,207

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(843,654)	(4,142,877)	(46,816)	(456,021)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—	—	—
Cost of shares redeemed	(6,191,172)	(22,247,859)	—	(11,332,405)
Net increase (decrease) in net assets resulting from shareholder transactions	(6,191,172)	(22,247,859)	—	(11,332,405)
Total increase (decrease) in net assets	12,312,754	(10,158,236)	1,087,071	(10,429,219)

NET ASSETS:
Beginning of period	110,988,971	121,147,207	8,383,392	18,812,611
End of period	$123,301,725	$110,988,971	$9,470,463	$8,383,392

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,067,387	2,467,387	150,002	350,002
Shares sold	—	—	—	—
Shares redeemed	(100,000)	(400,000)	—	(200,000)
Shares outstanding, end of period	1,967,387	2,067,387	150,002	150,002
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Six Months Ended 4/30/2024 (Unaudited)	Year Ended 10/31/2023

$331,974	$1,516,245
590,416	(1,147,525)
5,040,620	3,853,240
5,963,010	4,221,960

(376,261)	(1,664,765)

—	5,558,285
(6,167,863)	(5,232,255)
(6,167,863)	326,030
(581,114)	2,883,225

31,491,469	28,608,244
$30,910,355	$31,491,469

600,002	600,002
—	100,000
(100,000)	(100,000)
500,002	600,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust RiverFront Dynamic Developed International ETF (RFDI)

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$53.69	$49.10	$72.52	$54.60	$57.70	$55.84
Income from investment operations:
Net investment income (loss)	1.00 (a)	1.92 (a)	2.23	1.21	0.85	1.54
Net realized and unrealized gain (loss)	8.39	4.54	(22.22)	17.89	(2.84)	1.81
Total from investment operations	9.39	6.46	(19.99)	19.10	(1.99)	3.35
Distributions paid to shareholders from:
Net investment income	(0.41)	(1.87)	(3.43)	(1.18)	(1.11)	(1.49)
Net asset value, end of period	$62.67	$53.69	$49.10	$72.52	$54.60	$57.70
Total return (b)	17.52%	13.03%	(28.21)%	35.11%	(3.45)%	6.12%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$123,302	$110,989	$121,147	$175,317	$131,049	$245,234
Ratio of total expenses to average net assets	0.83% (c)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets	3.30% (c)	3.45%	3.61%	1.79%	1.43%	2.51%
Portfolio turnover rate (d)	0%	81%	95%	45%	96%	87%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Europe ETF (RFEU)

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$55.89	$53.75	$76.55	$55.76	$59.49	$57.23
Income from investment operations:
Net investment income (loss)	0.01 (a)	2.83 (a)	2.04	0.98	0.96	1.78
Net realized and unrealized gain (loss)	7.55	2.35	(22.71)	21.31	(3.50)	2.20
Total from investment operations	7.56	5.18	(20.67)	22.29	(2.54)	3.98
Distributions paid to shareholders from:
Net investment income	(0.31)	(3.04)	(2.13)	(1.50)	(1.19)	(1.72)
Net asset value, end of period	$63.14	$55.89	$53.75	$76.55	$55.76	$59.49
Total return (b)	13.53%	9.47%	(27.33)%	40.20%	(4.22)%	7.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,470	$8,383	$18,813	$22,966	$16,729	$38,666
Ratio of total expenses to average net assets	0.83% (c)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets	0.04% (c)	4.78%	3.15%	1.29%	1.59%	2.77%
Portfolio turnover rate (d)	1%	68%	71%	50%	87%	81%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

	Six Months Ended 4/30/2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$52.49	$47.68	$67.67	$61.57	$60.76	$56.40
Income from investment operations:
Net investment income (loss)	0.56 (a)	2.48 (a)	3.48	1.61	1.10	1.79
Net realized and unrealized gain (loss)	9.40	5.10	(20.11)	5.85	1.81	3.94
Total from investment operations	9.96	7.58	(16.63)	7.46	2.91	5.73
Distributions paid to shareholders from:
Net investment income	(0.63)	(2.77)	(3.36)	(1.36)	(1.73)	(1.37)
Return of capital	—	—	—	—	(0.37)	—
Total distributions	(0.63)	(2.77)	(3.36)	(1.36)	(2.10)	(1.37)
Net asset value, end of period	$61.82	$52.49	$47.68	$67.67	$61.57	$60.76
Total return (b)	19.02%	16.00%	(24.97)%	12.01%	4.74%	10.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$30,910	$31,491	$28,608	$47,372	$46,178	$72,917
Ratio of total expenses to average net assets	0.95% (c)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	1.89% (c)	4.63%	5.47%	2.19%	1.92%	2.60%
Portfolio turnover rate (d)	0%	90%	75%	32%	89%	116%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust RiverFront Dynamic Developed International ETF – (ticker “RFDI”)
First Trust RiverFront Dynamic Europe ETF – (ticker “RFEU”)
First Trust RiverFront Dynamic Emerging Markets ETF – (ticker “RFEM”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively-managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, RFDI seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies, including through investments in common stocks, depositary receipts, common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such developed market companies are denominated.
Under normal market conditions, RFEU seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such European companies are denominated.
Under normal market conditions, RFEM seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such emerging market companies are denominated.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Forward Foreign Currency Contracts
Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and a Fund’s net equity therein, representing unrealized gain or

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Fund’s Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust RiverFront Dynamic Developed International ETF	$4,142,877	$—	$—
First Trust RiverFront Dynamic Europe ETF	456,021	—	—
First Trust RiverFront Dynamic Emerging Markets ETF	1,664,765	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
As of October 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust RiverFront Dynamic Developed International ETF	$—	$(82,297,648)	$(2,886,928)
First Trust RiverFront Dynamic Europe ETF	—	(21,297,780)	(1,031,489)
First Trust RiverFront Dynamic Emerging Markets ETF	239,837	(23,720,171)	(1,927,691)
F. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of April 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust RiverFront Dynamic Developed International ETF	$82,297,648
First Trust RiverFront Dynamic Europe ETF	21,297,780
First Trust RiverFront Dynamic Emerging Markets ETF	23,720,171
As of April 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust RiverFront Dynamic Developed International ETF	$107,699,099	$20,661,194	$(6,220,923)	$14,440,271
First Trust RiverFront Dynamic Europe ETF	9,345,411	1,296,544	(1,146,079)	150,465
First Trust RiverFront Dynamic Emerging Markets ETF	27,179,030	6,122,628	(2,465,365)	3,657,263
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust supervises the investment of the Funds’ assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses, if any, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, expenses associated with the execution of portfolio transactions, and extraordinary expenses, which are paid by each respective Fund. Prior to November 6, 2023, First Trust also provided fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which was covered under the annual unitary management fee. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
Breakpoints	RFDI	RFEU	RFEM
Fund net assets up to and including $2.5 billion	0.83000%	0.83000%	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.80925%	0.80925%	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.78850%	0.78850%	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.76775%	0.76775%	0.87875%
Fund net assets greater than $10 billion	0.74700%	0.74700%	0.85500%
RiverFront Investment Group, LLC (“RIG” or the “Sub-Advisor”) serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. The sub-advisory fee payable to the Sub-Advisor by First Trust out of its annual unitary management fee is reduced at certain breakpoints and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.35000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.34125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.33250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.32375%
Fund net assets greater than $10 billion	0.31500%
Effective November 6, 2023, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to November 6, 2023, the Trust had multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH was responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust RiverFront Dynamic Developed International ETF	$30,792	$30,767
First Trust RiverFront Dynamic Europe ETF	110,809	93,138
First Trust RiverFront Dynamic Emerging Markets ETF	97,794	4,752,997

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
For the six months ended April 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust RiverFront Dynamic Developed International ETF	$—	$6,121,442
First Trust RiverFront Dynamic Europe ETF	—	—
First Trust RiverFront Dynamic Emerging Markets ETF	—	1,774,050
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at April 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
RFEM
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$18,370
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2024, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	RFDI	RFEU	RFEM
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$—	$—	$71,126
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	—	(8,798)
During the six months ended April 30, 2024, the notional values of forward foreign currency contracts opened and closed were as follows:

	Opened	Closed
First Trust RiverFront Dynamic Developed International ETF	$—	$—
First Trust RiverFront Dynamic Europe ETF	—	—
First Trust RiverFront Dynamic Emerging Markets ETF	15,470,548	15,028,221

The Funds do not have the right to offset financial assets and financial liabilities related to forward foreign currency contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2025.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 25, 2024 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 23, 2023 through the Liquidity Committee’s annual meeting held on March 14, 2024 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum during the reporting period and no fund was required to file a Form N-RN during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
RiverFront Investment Group, LLC
1214 East Cary Street
Richmond, VA 23219
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item [18]. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 8, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 8, 2024

* Print the name and title of each signing officer under his or her signature.